UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.
The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions.
The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an
AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S.
mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.04% 26.29%
U.S. small cap equities
(Russell 2000
®
Index)
8.18 16.93
International equities (MSCI
Europe, Australasia, Far
East Index)
5.88 18.24
Emerging market equities
(MSCI Emerging Markets
Index)
4.71 9.83
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.70 5.02
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.11 2.83
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.37 5.53
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
3.63 6.40
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.65 13.44
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments (unaudited) ......................................................................................... 40
Statement of Assets and Liabilities (unaudited) ................................................................................... 114

Fund Summary
as of December 31, 2023
2023
BlackRock Annual Report To Shareholders

BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate
Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage positioning or provide an element of protection during periods of market stress.
Most of the Portfolio’s allocations delivered positive absolute returns given the “risk-on” environment in the financial markets during 2023. An allocation to high yield bonds was a key contributor to performance at a time in which investors sought the higher yields and attractive total return potential in below investment-grade debt. Similarly, floating-rate collateralized loan obligations (“CLOs”) and bank loans contributed thanks to the favorable risk backdrop and strong demand for fixed-income investments with below-average sensitivity to rising interest rates. Positions in global equities and covered calls also aided returns given the strong performance for the stock market in 2023.
The Portfolio held derivatives during the year. It used U.S. Treasury futures to manage the Portfolio’s interest-rate positioning. While this strategy helped performance in
November and December 2023, it detracted over the full 12 months given the extent to which interest rates rose in the first ten months of the year. The Portfolio’s risk-
management strategies with respect to foreign currencies also detracted slightly. On the other hand, the Portfolio’s use of covered calls helped performance, as did its use of equity derivatives to manage overall risk levels. (Covered calls involve the use of derivatives and are intended as an alternative source of income.)
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital for the period.
Describe recent portfolio activity.
The investment adviser made several changes throughout the year in response to shifting market conditions. Early in the period, the investment adviser responded to the elevated volatility associated with the regional banking crisis by reducing the Portfolio’s weighting in lower-quality fixed income investments in favor of higher-quality holdings.
Later in the period, the investment adviser increased the Portfolio’s position in equities given the relatively favorable growth backdrop and changing inflation dynamics.
Similarly, the investment adviser increased the Portfolio’s position in lower-quality bonds in late 2023 as they appeared attractive relative to higher-quality issues at a time of improving market conditions.
The investment adviser adjusted the Portfolio’s duration throughout the period in an effort to capitalize on bond market volatility. (Duration is a measure of interest-rate sensitivity.) The Portfolio ultimately finished December 2023 with modestly lower duration than the fixed-income benchmark. This positioning reflected the investment adviser’s belief that the bond market rally in the final two months of the year appeared overdone relative to the growth and inflation backdrop.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio while maintaining a small position in cash for operational purposes. The Portfolio was diversified across several income-producing asset classes—including investment-grade debt, bank loans, high yield bonds, global equities, covered calls, preferred stocks, mortgage-backed securities and cash—and it continued to use risk-management strategies. At the close of the period, the Fund’s duration stood at approximately 2.8 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Retirement Income 2030 Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 31, 2020.
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio (“MAI”), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ............................................... 5.67% 0.82% 10.85% N/A 3.33% N/A
Investor A ................................................ 5.13 0.49 10.59 4.79% 3.07 1.46%
Bloomberg U.S. Aggregate Bond Index .......................... — — 5.53 N/A (2.97) N/A
MSCI World Index ......................................... — — 23.79 N/A 11.46 N/A
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index ...... — — 14.43 N/A 4.27 N/A
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 31, 2020.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report To Shareholders

BlackRock Retirement Income 2030 Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,059.30 $ 1.30 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,058.00 2.59 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 99.1%
Short-Term Securities .............................. 0.9
–% –

Fund Summary
as of December 31, 2023

Fund Summary
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2023, the Fund underperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate
Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage positioning or provide an element of protection during periods of market stress.
Most of the Portfolio’s allocations delivered positive absolute returns given the “risk-on” environment in the financial markets during 2023. An allocation to high yield bonds was a key contributor to performance at a time in which investors sought the higher yields and attractive total return potential in below investment-grade debt. Similarly, floating-rate collateralized loan obligations (“CLOs”) and bank loans contributed thanks to the favorable risk backdrop and strong demand for fixed-income investments with below-average sensitivity to rising interest rates. Positions in global equities and covered calls also aided returns given the strong performance for the stock market in 2023.
The Portfolio held derivatives during the year. It used U.S. Treasury futures to manage the Portfolio’s interest-rate positioning. While this strategy helped performance in
November and December 2023, it detracted over the full 12 months given the extent to which interest rates rose in the first ten months of the year. The Portfolio’s risk-
management strategies with respect to foreign currencies also detracted slightly. On the other hand, the Portfolio’s use of covered calls helped performance, as did its use of equity derivatives to manage overall risk levels. (Covered calls involve the use of derivatives and are intended as an alternative source of income.)
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital for the period.
Describe recent portfolio activity.
The investment adviser made several changes throughout the year in response to shifting market conditions. Early in the period, the investment adviser responded to the elevated volatility associated with the regional banking crisis by reducing the Portfolio’s weighting in lower-quality fixed income investments in favor of higher-quality holdings.
Later in the period, the investment adviser increased the Portfolio’s position in equities given the relatively favorable growth backdrop and changing inflation dynamics.
Similarly, the investment adviser increased the Portfolio’s position in lower-quality bonds in late 2023 as they appeared attractive relative to higher-quality issues at a time of improving market conditions.
The investment adviser adjusted the Portfolio’s duration throughout the period in an effort to capitalize on bond market volatility. (Duration is a measure of interest-rate sensitivity.) The Portfolio ultimately finished December 2023 with modestly lower duration than the fixed-income benchmark. This positioning reflected the investment adviser’s belief that the bond market rally in the final two months of the year appeared overdone relative to the growth and inflation backdrop.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio while maintaining a small position in cash for operational purposes. The Portfolio was diversified across several income-producing asset classes—including investment-grade debt, bank loans, high yield bonds, global equities, covered calls, preferred stocks, mortgage-backed securities and cash—and it continued to use risk-management strategies. At the close of the period, the Fund’s duration stood at approximately 2.8 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2023 (continued)
2023
BlackRock Annual Report To Shareholders

BlackRock Retirement Income 2040 Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 31, 2020.
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio (“MAI”), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 5.65% 0.74% 10.83% N/A 3.40% N/A
Investor A ................................................... 5.11 0.41 10.56 4.76% 3.14 1.53%
Bloomberg U.S. Aggregate Bond Index ............................. — — 5.53 N/A (2.97) N/A
MSCI World Index ............................................ — — 23.79 N/A 11.46 N/A
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index ......... — — 14.43 N/A 4.27 N/A
(a)
Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 31, 2020.

Fund Summary
as of December 31, 2023 (continued)

Fund Summary
BlackRock Retirement Income 2040 Fund
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/23)
Ending
Account Value
(12/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,059.20 $ 1.30 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,057.90 2.59 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Fixed-Income Funds ............................... 98.3%
Short-Term Securities .............................. 1.7
–% –

About Fund Performance
2023
BlackRock Annual Report To Shareholders

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
December 31, 2023
BlackRock Retirement Income 2030 Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 100.1%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 463,224 $ 4,622,971
Total Long-Term Investments — 100.1%
(Cost: $4,904,542) ............................... 4,622,971
Security Shares Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(a)(b)
.................. 41,753 $ 41,753
Total Short-Term Securities — 0.9%
(Cost: $41,753) ................................. 41,753
Total Investments — 101.0%
(Cost: $4,946,295)
(c)
.............................. 4,664,724
Liabilities in Excess of Other Assets — (1.0) % ............ (48,051)
Net Assets — 100.0% .............................. $ 4,616,673
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 98,504 $ — $ (56,751)
(a)
$ — $ — $ 41,753 41,753 $ 3,145 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares . 4,419,153 — — — 203,818 4,622,971 463,224 266,073 5,622
$ — $ 203,818 $ 4,664,724 $ 269,218 $ 5,622
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,622,971 $ — $ — $ 4,622,971
Short-Term Securities
Money Market Funds ...................................... 41,753 — — 41,753
$ 4,664,724 $ — $ — $ 4,664,724

Schedule of Investments
December 31, 2023
BlackRock Retirement Income 2040 Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.2%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 454,744 $ 4,538,346
Total Long-Term Investments — 99.2%
(Cost: $4,818,453) ............................... 4,538,346
Security Shares Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(a)(b)
.................. 79,366 $ 79,366
Total Short-Term Securities — 1.7%
(Cost: $79,366) ................................. 79,366
Total Investments — 100.9%
(Cost: $4,897,819)
(c)
.............................. 4,617,712
Liabilities in Excess of Other Assets — (0.9) % ............ (40,763)
Net Assets — 100.0% .............................. $ 4,576,949
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 104,980 $ — $ (25,614)
(a)
$ — $ — $ 79,366 79,366 $ 4,611 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares . 4,307,987 59,998 (30,000) (2,713) 203,074 4,538,346 454,744 260,354 5,519
$ (2,713) $ 203,074 $ 4,617,712 $ 264,965 $ 5,519
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(continued)
December 31, 2023
BlackRock Retirement Income 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,538,346 $ — $ — $ 4,538,346
Short-Term Securities
Money Market Funds ...................................... 79,366 — — 79,366
$ 4,617,712 $ — $ — $ 4,617,712

Statements of Assets and Liabilities
December 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
........................................................................... $ 4,664,724 $ 4,617,712
Receivables: – –
Dividends — affiliated .................................................................................. 25,149 24,854
From the Manager .................................................................................... 18,623 18,701
Prepaid expenses ...................................................................................... 15,967 15,690
Total assets ..........................................................................................
4,724,463 4,676,957
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 14,954 14,953
Administration fees .................................................................................... — 8
Custodian fees ....................................................................................... 568 566
Income dividend distributions ............................................................................. 31,163 22,961
Trustees' and Officer's fees .............................................................................. 265 267
Printing and postage fees ............................................................................... 21,359 21,115
Professional fees ..................................................................................... 38,493 39,212
Registration fees ..................................................................................... 13 12
Transfer agent fees ................................................................................... 975 914
Total liabilities .........................................................................................
107,790 100,008
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 4,616,673 $ 4,576,949
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 4,911,690 $ 4,864,620
Accumulated loss ...................................................................................... (295,017) (287,671)
NET ASSETS .........................................................................................
$ 4,616,673 $ 4,576,949
(a)
  Investments, at cost — affiliated ..................................................................... $ 4,946,295 $ 4,897,819

Statements of Assets and Liabilities
(continued)
December 31, 2023
2023
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 4,382,365 $ 4,448,651
Shares outstanding ..................................................................................
50,790.66 48,619.05
Net asset value .....................................................................................
$ 86.28 $ 91.50
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 234,308 $ 128,298
Shares outstanding ..................................................................................
2,715.46 1,402.19
Net asset value .....................................................................................
$ 86.29 $ 91.50
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001

Statements of Operations
Year Ended December 31, 2023

Financial Statements
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 269,218 $ 264,965
Interest — unaffiliated .................................................................................. 14 14
Total investment income ..................................................................................
269,232 264,979
EXPENSES
Professional ........................................................................................ 92,426 94,538
Accounting services ................................................................................... 46,026 46,022
Registration ........................................................................................ 35,998 35,988
Printing and postage .................................................................................. 31,195 31,096
Trustees and Officer ................................................................................... 6,523 6,524
Investment advisory ................................................................................... 4,507 4,444
Administration ...................................................................................... 1,916 1,888
Custodian .......................................................................................... 1,588 1,558
Administration — class specific ........................................................................... 902 889
Transfer agent — class specific ........................................................................... 684 239
Service and distribution — class specific ..................................................................... 574 312
Miscellaneous ....................................................................................... 6,783 6,519
Total expenses ........................................................................................
229,122 230,017
Less: – –
Administration fees waived .............................................................................. (1,916) (1,888)
Administration fees waived by the Manager — class specific ........................................................ (902) (877)
Fees waived and/or reimbursed by the Manager ................................................................ (213,787) (215,610)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (675) (225)
Total expenses after fees waived and/or reimbursed ...............................................................
11,842 11,417
Net investment income ...................................................................................
257,390 253,562
REALIZED AND UNREALIZED GAIN (LOSS) $ 209,440 $ 205,880
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ — $ (2,713)
Capital gain distributions from underlying funds — affiliated ....................................................... 5,622 5,519
5,622 2,806
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. 203,818 203,074
Net realized and unrealized gain ............................................................................
209,440 205,880
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 466,830 $ 459,442
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 257,390 $ 217,841 $ 253,562 $ 215,440
Net realized gain (loss) ............................................ 5,622 (7,455) 2,806 990
Net change in unrealized appreciation (depreciation) ........................ 203,818 (820,042) 203,074 (820,262)
Net increase (decrease) in net assets resulting from operations ...................
466,830 (609,656) 459,442 (603,832)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ................................................... (250,004) (212,227) (252,097) (215,371)
  Investor A .................................................... (13,008) (11,605) (6,984) (5,910)
Return of capital: – – – –
  Institutional ................................................... (92,306) (130,437) (13,944) (58,464)
  Investor A .................................................... (4,803) (7,133) (386) (1,604)
Decrease in net assets resulting from distributions to shareholders .................
(360,121) (361,402) (273,411) (281,349)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
11,952 139,044 (9,789) (7,380)
NET ASSETS
Total increase (decrease) in net assets ................................... 118,661 (832,014) 176,242 (892,561)
Beginning of year ..................................................
4,498,012 5,330,026 4,400,707 5,293,268
End of year ......................................................
$ 4,616,673 $ 4,498,012 $ 4,576,949 $ 4,400,707
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................
$ 84.29  $ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
................................................
4.83  4.20  4.09  1.69
Net realized and unrealized gain (loss) .......................................
3.91  (16.13) 2.85  5.14
Net increase (decrease) from investment operations ............................... 8.74  (11.93) 6.94  6.83
Distributions
(c)
– – – –
From net investment income .............................................
(4 . 93 ) (4.31) (5.42) (1.74)
From net realized gain ..................................................
—  —  (0.11) —
Return of capital ...................................................... ( 1 . 82 ) (2.65) (1.97) (1.35)
Total distributions ...................................................... (6.75) (6.96) (7.50) (3.09)
Net asset value, end of period ............................................. $ 86.28  $ 84.29  $ 103.18  $ 103.74
Total Return
(d)
— — — —
Based on net asset value ................................................. 10.85% (11.74)% 6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................
5.06% 4.87% 5.91% 3.86%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................
0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ..................................................
5.72% 4.64% 3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 4,382  $ 4,267  $ 5,044  $ 5,070
Portfolio turnover rate .................................................... — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report To Shareholders

BlackRock Retirement Income 2030 Fund
Investor A
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................
$ 84.29  $ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
................................................
4.62  3.97  3.76  1.63
Net realized and unrealized gain (loss) .......................................
3.92  (16.14) 2.93  5.10
Net increase (decrease) from investment operations ............................... 8.54  (12.17) 6.69  6.73
Distributions
(c)
– – – –
From net investment income .............................................
(4 . 78 ) (4.17) (5.22) (1.67)
From net realized gain ..................................................
—  —  (0.11) —
Return of capital ...................................................... ( 1 . 76 ) (2.56) (1.91) (1.32)
Total distributions ...................................................... (6.54) (6.73) (7.24) (2.99)
Net asset value, end of period ............................................. $ 86.29  $ 84.29  $ 103.19  $ 103.74
Total Return
(d)
— — — —
Based on net asset value ................................................. 10.59% (11.98)% 6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................
5.44% 5.40% 6.58% 4.13%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................
0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ..................................................
5.47% 4.39% 3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 234  $ 231  $ 286  $ 137
Portfolio turnover rate .................................................... — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................
$ 87.78  $ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
................................................
5.06  4.31  4.14  1.71
Net realized and unrealized gain (loss) .......................................
4.12  (16.36) 2.88  5.21
Net increase (decrease) from investment operations ............................... 9.18  (12.05) 7.02  6.92
Distributions
(c)
– – – –
From net investment income .............................................
(5.17) (4.43) (5.47) (1.76)
From net realized gain ..................................................
—  —  (0.07) (0.04)
Return of capital ...................................................... (0.29) (1.20) (0.46) (0.68)
Total distributions ...................................................... (5.46) (5.63) (6.00) (2.48)
Net asset value, end of period ............................................. $ 91.50  $ 87.78  $ 105.46  $ 104.44
Total Return
(d)
— — — —
Based on net asset value ................................................. 10.83% (11.57)% 6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................
5.17% 4.91% 5.88% 3.88%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................
0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ..................................................
5.71% 4.62% 3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 4,449  $ 4,279  $ 5,146  $ 5,078
Portfolio turnover rate .................................................... 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report To Shareholders

BlackRock Retirement Income 2040 Fund
Investor A
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ........................................
$ 87.78  $ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
................................................
4.84  4.08  3.87  1.63
Net realized and unrealized gain (loss) .......................................
4.12  (16.36) 2.89  5.17
Net increase (decrease) from investment operations ............................... 8.96  (12.28) 6.76  6.80
Distributions
(c)
– – – –
From net investment income .............................................
(4.97) (4.24) (5.23) (1.67)
From net realized gain ..................................................
—  —  (0.07) (0.04)
Return of capital ...................................................... (0.27) (1.15) (0.44) (0.66)
Total distributions ...................................................... (5.24) (5.39) (5.74) (2.37)
Net asset value, end of period ............................................. $ 91.50  $ 87.78  $ 105.45  $ 104.43
Total Return
(d)
— — — —
Based on net asset value ................................................. 10.56% (11.78)% 6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................
5.47% 5.29% 6.35% 4.16%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................
0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ..................................................
5.46% 4.37% 3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 128  $ 122  $ 147  $ 144
Portfolio turnover rate .................................................... 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The unaudited Schedule of
Investments and Statement of Assets and Liabilities as of December 31, 2023 for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Multi-Asset Income's audited financial statements as of July 31, 2023 are available, without charge, on the U.S. Securities and Exchange
Commission's (“SEC's”) website at www.sec.gov.
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund's current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. See Income Tax Information note for the tax character of each Fund’s distributions paid during the period.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report To Shareholders

will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services  to the Funds. The ongoing service and/or distribution fees compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085
Share Class Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended December 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended December 31, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2023, the amounts waived were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 574
Retirement Income 2040 ..................................................................................................... 312
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 856 $ 46 $ 902
Retirement Income 2040 ................................................................................ 86 4 25 88 9
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 22 $ 42 $ 64
Retirement Income 2040 ................................................................................ 27 34 61
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 369 $ 315 $ 684
Retirement Income 2040 ................................................................................ 170 69 239
Fund Name Amounts Waived
Retirement Income 2030 ................................................................................................ $ 49
Retirement Income 2040 ................................................................................................ 71
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report To Shareholders

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the year ended December
31, 2023, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of December 31, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Fund Name
Retirement Income 2030 .................................................................................................... $ 213,73 8
Retirement Income 2040 .................................................................................................... 215,539
Fund Name
Retirement Income 2030 $ 1,916
Retirement Income 2040 1,888
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 856 $ 36 0
Investor A ..................................................................................... 46 31 5
$ 902 $ 675
Retirement Income 2040
Institutional .................................................................................... 852 156
Investor A ..................................................................................... 25 69
$ 877 $ 225
Expiring December 31,
2024 2025
Retirement Income 2030
Fund Level ...................................................................................... $ 216,240 $ 215,654
Institutional ...................................................................................... 1,231 1,21 6
Investor A ....................................................................................... 821 36 1
Retirement Income 2040
Fund Level ...................................................................................... 216,031 217,427
Institutional ...................................................................................... 1,533 1,008
Investor A ....................................................................................... 208 94

Notes to Financial Statements
(continued)

Notes to Financial Statements
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
December 31, 2023:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the year ended December 31, 2023, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Retirement Income 2030
Fund Level ....................................................................................................... $ 298,123
Institutional ....................................................................................................... 1,343
Investor A ........................................................................................................ 369
Retirement Income 2040
Fund Level ....................................................................................................... 297,790
Institutional ....................................................................................................... 1,367
Investor A ........................................................................................................ 353
Other Securities
Fund Name Purchases Sales
Retirement Income 2030 ................................................................................. $ — $ —
Retirement Income 2040 ................................................................................. 60,000 30,000
Fund Name
Year Ended
12/31/23
Year Ended
12/31/22
Retirement Income 2030
Ordinary income ........................................................................................... $ 263,012 $ 223,832
Return of capital ........................................................................................... 97,109 137,570
$ 360,121 $ 361,402
Retirement Income 2040
Ordinary income ........................................................................................... $ 259,081 $ 221,281
Return of capital ........................................................................................... 14,330 60,068
$ 273,411 $ 281,349

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report To Shareholders

As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, each Fund invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
Retirement Income 2030 ................................................................. $ (13,446) $ (281,571) $ (295,017)
Retirement Income 2040 ................................................................. (7,564) (280,107) (287,671)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,946,295 $ – $ (281,571) $ (281,571)
Retirement Income 2040 ............................................ 4,897,819 – (280,107) (280,107)

Notes to Financial Statements
(continued)

Notes to Financial Statements
fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
162 $ 13,604 3,665 $ 305,462
Shares redeemed ......................................
— — (1,924) (163,700)
162 $ 13,604 1,741 $ 141,762
Investor A
Shares sold ..........................................
23 $ 2,000 42 $ 3,658
Shares redeemed ......................................
(43) (3,652) (74) (6,376)
(20) $ (1,652) (32) $ (2,718)
142 $ 11,952 1,709 $ 139,044
Retirement Income 2040
Institutional
Shares sold ..........................................
130 $ 11,707 519 $ 44,325
Shares redeemed ......................................
(254) (22,538) (578) (51,574)
(124) $ (10,831) (59) $ (7,249)
Investor A
Shares sold ..........................................
36 $ 3,230 3 $ 333
Shares redeemed ......................................
(25) (2,188) (5) (464)
11 $ 1,042 (2) $ (131)
(113) $ (9,789) (61) $ (7,380)
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report To Shareholders

To the Board of Trustees of
BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the series constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December
31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 22, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2023:
Fund Name
Qualified Dividend
Income
Retirement Income 2030 .............................................................................................. $ 41,960
Retirement Income 2040 .............................................................................................. 41,058
Fund Name Federal Obligation Interest
Retirement Income 2030 .............................................................................................. $ 1,429
Retirement Income 2040 .............................................................................................. 1,629
Fund Name
Dividends-Received
Deduction
Retirement Income 2030 ................................................................................................ 7.36%
Retirement Income 2040 ................................................................................................ 7.32
Fund Name Interest Dividends
Retirement Income 2030 .............................................................................................. $ 156,048
Retirement Income 2040 .............................................................................................. 154,305
Fund Name
Interest-Related
Dividends
Retirement Income 2030 .............................................................................................. $ 95,973
Retirement Income 2040 .............................................................................................. 95,465

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Annual Report To Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”).
At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the
Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 166 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof from 2018 to 2022; Advisory Board Member, Bridges
Fund Management from 2016 to 2018; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 166 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Senior advisor, Insignia since 2024; Chief Investment Officer,
Williams College from 2006 to 2023; Chief Investment Officer,
Lucent Asset Management Corporation from 1998 to 2006;
Director, Boys and Girls Club of Boston since 2017; Director,
B1 Capital since 2018; Director, David and Lucile Packard
Foundation since 2020.
28 RICs consisting of 166 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 166 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Pioneer Public Interest Law Center since 2023; Director,
Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior
Lecturer, Harvard Business School from 2008 to 2021; FMR
LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 166 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 166 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 166 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report To Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; Member of Affordable Housing Supply Board of Jackson,
Wyoming from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor
(a Mellon Foundation affiliate) from 2010 to 2015; Member of the
Investment Committee, Mellon Foundation from 2009 to 2015;
President, Trustee and Member of the Investment Committee,
The Aldrich Contemporary Art Museum from 2007 to 2014;
Trustee and Chair of the Investment Committee, Community
Foundation of Jackson Hole since 2014.
28 RICs consisting of 166 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 166 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of
Neon Liberty Capital Management, LLC from 2003 to 2023; Chief
Operating Officer and Chief Financial Officer of Liberty Square
Asset Management, LP from 1998 to 2015; Director, Boston
Hedge Fund Group from 2009 to 2018; Director, Massachusetts
Council on Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
28 RICs consisting of 166 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Mark
Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 268 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 270 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report To Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report To Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Additional Financial Information
Schedule of Investments (UNAUDITED)
December 31, 2023
Statement of Assets and Liabilities (UNAUDITED)
December 31, 2023
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.76%, 04/15/34
(a)(b)
......... USD 15,000 $ 14,985,411
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. CME Term SOFR at
1.58% Floor + 1.69%), 5.37%, 01/25/35
(a)
300 297,885
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.81%, 01/15/33
(a)(b)
......... 2,000 1,998,170
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a)(b)
......... 4,000 3,990,074
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.26%, 10/17/34 ............... 1,500 1,494,300
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 10/17/34 ............... 3,000 2,986,502
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.71%, 10/17/34 ............... 4,500 4,407,836
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.57%, 07/22/32 ............... 7,500 7,440,486
Series 2019-10A, Class DR, (3-mo. CME
Term SOFR at 2.90% Floor + 3.16%),
8.57%, 07/22/32 ............... 3,500 3,418,610
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.66%, 10/17/34
(a)(b)
........ 4,500 4,480,492
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.10%, 01/17/32
(a)(b)
........ 10,000 9,921,446
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 10/17/34
(a)(b)
........ 1,500 1,490,827
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.82%, 10/21/28
(a)(b)
......... 1,300 1,298,875
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.16%, 01/17/31
(a)(b)
......... 1,000 989,893
Allegro CLO VII Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.31%, 06/13/31
(a)(b)
......... 1,000 992,065
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.65%), 7.05%, 01/19/33
(a)(b)
.... 2,000 2,003,064
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.51%,
10/15/29
(a)(b)
.................... 3,500 3,501,791
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR + 1.51%), 6.89%,
11/02/30
(a)(b)
.................... 1,223 1,222,969
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 .................... 1,900 1,747,505
Series 2019-SFR1, Class H, 6.04%,
01/19/39 .................... 2,417 2,272,801
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,759,993
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,890,516
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... USD 7,500 $ 7,153,228
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 .................... 2,000 1,924,156
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 8,823,721
Series 2020-SFR3, Class H, 6.50%,
09/17/37 .................... 1,958 1,878,528
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,224,192
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,629,930
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. CME Term SOFR at
2.30% Floor + 2.56%), 7.97%, 07/22/32
(a)(b)
700 694,662
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.88%, 07/20/34
(a)(b)
7,000 6,982,543
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.81%, 04/15/34
(a)(b)
......... 1,000 997,507
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.88%, 01/20/35 ............... 1,300 1,299,459
Series 2021-20A, Class B, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.48%, 01/20/35 ............... 1,500 1,494,477
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.77%, 04/20/35
(a)(b)
5,000 4,948,791
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR +
1.76%), 7.15%, 01/28/31
(a)(b)
......... 3,400 3,397,316
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.41%, 07/15/32
(a)(b)
1,000 996,028
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.86%, 10/15/31 ............... 7,650 7,655,253
Series 2018-10A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 10/15/31 ............... 3,000 3,001,237
Series 2018-10A, Class D, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 10/15/31 ............... 1,500 1,460,372
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR + 1.34%), 6.74%,
04/15/31
(a)(b)
.................... 2,340 2,343,297
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR + 2.11%), 7.53%, 04/20/31 3,000 2,974,034
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR + 2.96%), 8.38%, 04/20/31 2,000 1,970,758
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR + 2.21%), 7.61%,
07/16/31
(a)(b)
.................... 1,750 1,743,951
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.63%, 04/20/31
(a)(b)
......... 1,000 982,093
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR + 1.81%), 7.19%, 07/25/30 1,000 998,108
Series 2018-29A, Class B, (3-mo. CME
Term SOFR + 2.16%), 7.54%, 07/25/30 1,000 990,555

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.85%, 10/20/31
(a)(b)
.... USD 4,500 $ 4,499,156
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.81%, 10/24/34
(a)(b)
........ 1,300 1,300,156
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.83%, 01/20/35
(a)(b)
.... 14,000 14,012,226
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.58%, 07/20/34
(a)(b)
......... 1,000 977,328
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 8.36%, 10/15/30
(a)(c)
.... EUR 219 234,817
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.26%, 01/15/32
(a)(b)
......... USD 6,000 5,961,073
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.31%, 04/24/31
(a)(b)
......... 4,500 4,500,059
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.36%, 07/15/34
(a)(b)
......... 1,000 994,724
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.83%, 10/20/34
(a)(b)
......... 7,500 7,490,140
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a)(b)
.................... 4,500 1,193,031
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.48%, 07/20/30
(a)(b)
........ 1,000 984,556
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.94%, 05/24/30
(a)(b)
.... 1,000 992,927
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. CME
Term SOFR + 1.43%), 6.83%, 10/15/30 2,664 2,668,078
Series 2015-4A, Class A3R, (3-mo. CME
Term SOFR + 1.76%), 7.16%, 10/15/30 1,500 1,498,676
Series 2015-4A, Class BR, (3-mo. CME
Term SOFR + 2.06%), 7.46%, 10/15/30 1,017 1,008,482
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 7.06%, 07/15/30
(a)(b)
.... 1,500 1,478,734
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.97%, 07/15/36
(a)(c)
............... EUR 410 453,492
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.19%, 11/27/31
(a)(b)
USD 5,500 5,414,733
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR +
1.36%), 6.74%, 07/26/31
(a)(b)
......... 1,845 1,843,378
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.84%, 10/24/31
(a)(b)
1,690 1,688,369
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 5,865
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.61%, 08/23/30
(a)(b)
............... 1,000 997,755
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.42%, 01/23/31
(a)(b)
............... 1,000 998,414
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.09%, 04/15/31
(a)(c)
............... EUR 670 $ 689,054
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 10/17/32 ............... USD 1,000 967,192
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.82%,
07/24/34 .................... 6,750 6,746,009
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.77%,
01/22/35 .................... 2,250 2,238,606
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.25%,
04/18/35 .................... 5,000 4,919,183
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.60%,
04/18/35 .................... 7,000 6,858,947
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.60%,
04/18/35 .................... 2,500 2,347,041
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.63%, 10/20/31 ............... 4,500 4,480,334
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.63%, 10/20/31 ............... 2,000 1,967,741
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.57%, 10/22/32
(a)(b)
......... 3,250 3,222,138
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.11%, 10/15/36
(a)(b)
........ 2,000 1,918,513
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.71%, 01/25/35
(a)(b)
.... 2,000 1,950,961
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 04/15/34 ............... 3,000 2,931,487
Series 2021-19A, Class D, (3-mo. CME
Term SOFR at 3.25% Floor + 3.51%),
8.91%, 04/15/34 ............... 3,000 2,849,274
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.80%, 12/19/32
(a)(b)
........ 5,000 4,984,354
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR at 5.91% Floor +
5.91%), 9.91%, 07/22/34
(a)(c)
......... EUR 200 206,297
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.79%, 01/25/35 ............... USD 370 374,685
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.81%, 09/25/36 ............... 389 384,163
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 03/25/37 ............... 1,955 1,781,537
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 03/25/37 ............... 1,902 1,737,943

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 04/25/37 ............... USD 3,448 $ 5,054,220
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.49%, 04/25/34
(a)
................ 1,455 1,441,944
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.78%,
01/20/31
(a)(b)
.................... 1,267 1,266,465
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.61%), 7.01%,
01/15/33 .................... 7,000 6,998,965
Series 2019-19A, Class B, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 01/15/33 ............... 4,250 4,253,029
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.81%, 07/18/31 ............... 2,135 2,133,175
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 07/18/31 ............... 1,000 1,001,008
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.46%, 01/19/35 ............... 7,500 7,450,678
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.91%,
01/19/35 .................... 5,000 4,953,839
Birch Grove CLO Ltd., Series 19A, Class CR,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.85%, 06/15/31
(a)(b)
......... 2,000 2,003,844
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.38%, 04/15/34
(a)(c)
......... EUR 300 308,404
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.85%, 10/22/30
(a)(b)
.... USD 691 690,909
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.17%, 02/25/34
(a)(c)
....... EUR 700 727,067
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.43%, 07/20/34
(a)(b)
.... USD 5,000 4,986,585
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.21%, 01/15/34
(a)(c)
............... EUR 750 826,012
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 07/18/34 ............... USD 9,000 8,950,720
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 07/18/34 ............... 2,500 2,485,687
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 0.00%, 01/15/37
(a)(c)
......... EUR 215 237,349
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.56%, 07/15/31 USD 1,500 1,481,153
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR + 2.01%), 7.41%, 10/15/31 1,250 1,247,916
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 07/15/30 ............... USD 5,000 $ 4,933,573
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.60%,
04/15/35 .................... 2,000 1,975,080
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.56%,
07/15/31 .................... 1,000 989,344
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.71%, 07/15/34 ............... 1,000 986,760
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 07/15/34 ............... 1,000 970,024
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.16%,
01/15/34 .................... 1,000 1,006,731
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR + 2.11%), 7.50%,
04/30/31
(a)(b)
.................... 1,000 993,504
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.28%, 04/20/31 ............... 2,700 2,694,654
Series 2019-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 10/20/32 ............... 5,000 4,991,084
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.56%),
7.98%, 10/20/32 ............... 4,000 3,991,915
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.72%, 04/25/36
(a)
2,876 2,465,143
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.55%,
07/16/31
(a)(b)
.................... 1,995 1,963,548
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.63%, 07/20/32
(a)(b)
......... 7,000 6,938,641
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... 6,500 6,450,113
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.93%,
07/20/34 .................... 5,000 4,965,665
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.86%,
10/15/34 .................... 2,000 1,999,364
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.91%,
10/15/34 .................... 3,000 2,879,073
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR + 3.96%),
9.38%, 04/20/29
(a)(b)
............... 1,000 992,144
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR + 1.51%), 6.93%, 07/20/30 ... 755 755,122
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.11%,
01/20/34 .................... 4,000 3,989,421

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.32%, 07/23/34
(a)(b)
USD 5,000 $ 4,950,287
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,258,596
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR +
1.36%), 6.76%, 07/17/31
(a)(b)
......... 1,750 1,748,788
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.99%, 04/20/34
(a)(b)
1,950 1,903,696
CIFC European Funding CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 7.17%, 07/15/32
(a)(c)
.... EUR 200 212,506
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.57%, 01/15/34
(a)(c)
.... 200 208,898
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.95%, 04/27/31 ............... USD 1,700 1,696,596
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.56%, 04/24/30 ............... 500 499,756
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR + 2.61%), 8.02%, 10/22/31 1,000 996,990
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.57%, 01/22/31 ............... 1,000 993,661
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.37%, 10/21/31 ............... 7,000 6,965,185
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR + 1.48%), 6.90%, 07/20/30 ... 2,872 2,873,057
Series 2017-5A, Class B, (3-mo. CME Term
SOFR + 2.11%), 7.51%, 11/16/30 .... 500 496,271
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.66%), 7.06%, 04/18/31 ... 1,000 992,522
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.81%,
10/17/31 .................... 2,700 2,702,139
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.76%,
10/17/31 .................... 2,000 2,006,807
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 01/15/35 ............... 2,200 2,194,507
Series 2019-6A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.99%,
01/16/33 .................... 8,500 8,510,381
Series 2019-6A, Class D, (3-mo. CME Term
SOFR at 4.21% Floor + 4.21%), 9.61%,
01/16/33 .................... 1,150 1,141,016
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.44%,
04/25/33 .................... 10,500 10,379,309
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.66%,
07/15/36 .................... 1,500 1,464,106
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.80%,
10/15/34 .................... 600 598,964
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.94%,
08/25/36
(a)
..................... 2,892 2,659,466
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR + 1.46%), 6.88%, 10/20/30 USD 4,173 $ 4,172,183
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR + 1.86%), 7.28%, 10/20/30 3,000 2,994,664
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.73%, 04/20/32 ............... 2,500 2,488,229
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.78%, 04/20/32 ............... 1,000 982,162
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 04/15/34 ............... 4,000 3,971,060
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.66%, 04/15/34 ............... 3,100 3,032,523
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... 14,000 14,020,990
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.68%,
07/20/34 .................... 5,000 4,979,775
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
07/20/34 .................... 2,500 2,436,586
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.18%,
07/20/34 .................... 1,325 1,318,962
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.39%,
01/25/35 .................... 5,000 5,008,529
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.69%,
01/25/35 .................... 3,000 2,981,428
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.74%,
01/25/35 .................... 1,000 973,497
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.74%, 10/25/33
(a)(b)
......... 7,300 7,269,325
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 251 255,464
Series 1997-7, Class M1, 7.03%, 07/15/28 1,418 1,347,840
Contego CLO IX DAC, Series 9X, Class E,
(3-mo. EURIBOR at 6.01% Floor + 6.01%),
9.98%, 01/24/34
(a)(c)
............... EUR 472 494,430
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.95%, 05/14/32
(a)(c)
............... 200 215,950
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.81%, 07/25/37
(a)(b)
............... USD 1,201 760,719
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.08%, 12/15/34
(a)(c)
.... EUR 200 208,076
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.36%, 04/15/35
(a)(c)
... 400 443,689
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.86%,
10/20/30
(a)(b)
.................... USD 595 594,570

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 07/18/30
(a)(b)
USD 2,000 $ 1,984,726
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.41%, 01/17/32
(a)(b)
........ 8,000 7,875,059
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.71%, 04/15/28
(a)(b)
5,250 5,247,477
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 01/15/34 ............... 3,500 3,484,463
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.76%, 04/15/31 ............... 2,500 2,498,014
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.71%, 10/15/34 ............... 3,500 3,485,657
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.76%, 10/15/34 ............... 3,000 2,940,011
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR + 2.31%), 7.69%,
10/25/30
(a)(b)
.................... 3,000 2,984,456
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.13%, 10/20/33 ............... 2,500 2,504,624
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 4.40% Floor + 4.66%),
10.08%, 10/20/33 .............. 2,000 1,978,916
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.36%,
04/15/33 .................... 1,250 1,249,270
Series 2020-1A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.81%,
04/15/33 .................... 5,500 5,470,333
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor
+ 2.16%), 7.58%, 07/20/34
(a)(b)
........ 1,500 1,487,156
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.78%, 10/20/34
(a)(b)
........ 2,000 1,992,757
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 7.05%, 01/17/34
(a)(b)
........ 4,000 4,001,086
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor
+ 3.21%), 8.63%, 10/20/34
(a)(b)
........ 2,000 1,962,969
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.68%, 08/15/36
(a)(c)
.... EUR 238 264,230
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.71%, 10/25/36 ............... USD 3,075 2,028,322
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.79%, 10/25/36 ............... 1,803 1,148,290
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.62%, 12/25/36 ............... 2,231 1,848,811
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
6.03%, 01/25/36 ............... USD 4,342 $ 4,166,572
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 .................... 6,000 5,591,863
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,865,421
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.62%, 05/15/30 ............... 1,718 1,714,860
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.54%, 05/15/30 ............... 1,000 999,497
Flatiron CLO 20 Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 4.05% Floor +
4.05%), 9.42%, 11/20/33
(a)(b)
......... 1,000 991,546
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.51%,
07/19/34 .................... 2,000 1,979,225
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.56%,
07/19/34 .................... 2,500 2,511,753
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,529,667
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.26%, 10/19/39
(a)(b)
......... 8,500 8,544,507
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class C, (3-mo. CME Term SOFR + 1.96%),
7.36%, 01/15/31
(a)(b)
............... 500 491,847
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. CME Term SOFR at 0.26%
Floor + 1.28%), 6.67%, 05/16/31
(a)(b)
.... 2,737 2,733,363
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.82%, 01/22/31
(a)(b)
......... 7,119 7,119,814
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 8.12%, 01/22/35
(a)(b)
......... 1,000 1,001,077
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.63%), 7.04%, 01/22/33
(a)(b)
........ 3,000 2,997,581
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.43%, 10/20/34 8,500 8,439,010
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.93%,
10/20/34 .................... 3,000 2,995,045
Series 9A, Class E, (3-mo. CME Term
SOFR at 6.85% Floor + 7.11%), 12.53%,
10/20/34 .................... 1,000 986,900
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR + 1.45%),
6.85%, 10/15/30
(a)(b)
............... 1,912 1,913,692
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.48%, 04/20/34
(a)(b)
............... 9,500 9,366,613
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.28%, 07/20/34
(a)(b)
............... 1,000 994,821

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR + 1.56%), 6.98%, 04/20/30
(a)(b)
... USD 2,000 $ 1,993,053
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.66%, 04/24/31
(a)(b)
............... 1,000 993,967
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 10/20/32 ............... 2,000 1,995,400
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.83%, 10/20/32 ............... 1,000 976,044
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.22%, 04/20/35
(a)(b)
............... 800 793,539
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.25%,
10/29/29
(a)(b)
.................... 900 899,550
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.80%,
07/20/31
(a)(b)
.................... 3,300 3,302,005
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.63%, 10/20/34 ............... 3,000 2,969,059
Series 2021-11A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.68%, 10/20/34 ............... 1,000 963,273
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 7.00%,
01/20/34
(a)(b)
.................... 2,500 2,498,459
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. CME Term
SOFR at 2.80% Floor + 3.06%), 8.48%,
01/20/34
(a)(b)
.................... 2,000 2,000,035
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 7.48%, 07/20/34
(a)
(b)
........................... 5,915 5,889,687
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.82%,
01/25/35
(a)(b)
.................... 1,000 997,379
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.12%, 12/15/34 .. GBP 100 99,110
Series B2,  (1D GBOIS + 2.12%), 7.39%,
03/15/36
(c)
................... 100 99,465
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,214 2,989,842
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.12%, 04/15/33
(a)(b)
........ 3,000 2,994,856
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.17%, 12/25/35
(a)
.............. 1,025 444,971
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-4, Class 1A1, 3.89%,
03/25/36
(a)
................... USD 2,574 $ 1,766,003
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.83%,
03/25/36
(a)
................... 3,405 1,045,880
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,257 744,923
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 11/25/36 ............... 6,403 3,031,157
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.95%, 08/25/36 ............... 1,369 1,058,488
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.75%, 07/28/31
(a)(b)
......... 1,000 1,002,548
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.10%, 11/30/32
(a)(b)
.... 11,000 11,000,009
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 7.83%, 04/20/34
(a)(b)
........ 1,750 1,742,684
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.45%,
01/30/35 .................... 3,500 3,495,827
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.15%,
01/30/35 .................... 3,000 2,931,045
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
7.03%, 01/20/33 ............... 11,050 11,034,639
Series 2019-1A, Class B1, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.88%, 01/20/33 ............... 2,500 2,499,035
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.53%, 10/15/31
(a)(c)
............... EUR 235 244,024
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
9.21%, 04/25/34
(a)(c)
............... 300 314,587
Highbridge Loan Management Ltd., Series
12A-18, Class B, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.51%, 07/18/31
(a)(b)
USD 1,000 991,698
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,622 8,398,804
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.56%,
07/15/34 .................... 500 484,285
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.22%,
04/20/35 .................... 3,125 3,096,952
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.57%,
04/20/35 .................... 5,000 4,897,377
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
12.04%, 07/15/32
(a)(c)
.............. EUR 186 193,182
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.57%, 01/17/38
(a)(b)
.... USD 2,660 2,657,594

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 6.67%,
07/25/36
(a)
..................... USD 2,975 $ 2,512,397
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.76%, 07/18/30
(a)(b)
............... 8,050 8,046,116
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.24%,
10/15/32 .................... 4,250 4,211,512
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.64%,
10/15/32 .................... 1,450 1,428,768
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.38%, 10/20/34
(a)(b)
............... 3,657 3,630,535
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.64%, 04/15/35
(a)(b)
......... 5,250 4,987,791
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR + 1.91%), 7.33%,
07/20/30
(a)(b)
.................... 350 349,621
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.77%,
12/25/37
(a)
..................... 5,688 5,407,961
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.99%,
08/25/45 .................... 1,580 1,527,035
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.77%,
05/25/36 .................... 20,985 11,130,743
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.77%,
07/25/36 .................... 5,743 2,216,521
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.78%,
08/25/36 .................... 6,332 3,301,903
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.07%, 01/25/36 ............... 1,378 1,191,253
Lucali CLO Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 3.60% Floor +
3.86%), 9.26%, 01/15/33
(a)(b)
......... 2,250 2,225,304
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.55%, 07/27/30 4,080 4,039,340
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR + 3.26%), 8.65%, 07/27/30 1,315 1,295,747
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.86%, 10/18/30
(a)(b)
5,450 5,433,726
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.85%, 07/29/30
(a)(b)
......... 3,375 3,375,086
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME
Term SOFR at 0.26% Floor + 2.06%),
7.48%, 04/20/30 ............... 1,600 1,585,169
Series 2018-27A, Class C, (3-mo. CME
Term SOFR at 0.26% Floor + 2.86%),
8.28%, 04/20/30 ............... 1,000 978,449
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.19%, 10/15/32 ............... USD 6,000 $ 5,948,048
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.59%, 10/15/32 ............... 4,750 4,716,665
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.49%, 10/15/32 ............... 2,000 1,955,325
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.99%,
04/25/32
(a)(b)
.................... 2,250 2,244,873
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.16%, 12/18/30
(a)(b)
.... 1,500 1,479,388
Margay CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.40% Floor + 6.40%),
10.25%, 07/15/36
(a)(c)
.............. EUR 100 110,824
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.64%, 01/16/34
(a)(c)
............... 100 105,197
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.99%,
06/25/36
(a)(b)
.................... USD 1,845 1,616,484
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.23%, 10/20/30
(a)(b)
......... 5,862 5,849,224
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 591 127,746
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.67%, 10/21/30
(a)(b)
... 1,250 1,212,801
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76%), 12.16%, 07/15/34
(a)(b)
2,600 2,553,267
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.98%, 04/20/34
(a)(b)
1,000 981,489
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 10/17/30 ............... 800 799,293
Series 2016-22A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.86%, 10/17/30 ............... 1,000 997,536
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class D, (3-mo.
CME Term SOFR at 2.65% Floor + 2.91%),
8.31%, 10/18/30
(a)(b)
............... 3,250 3,146,245
Neuberger Berman Loan Advisers CLO 29
Ltd., Series 2018-29A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor + 3.36%),
8.76%, 10/19/31
(a)(b)
............... 500 490,183
Neuberger Berman Loan Advisers CLO 35
Ltd., Series 2019-35A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor + 1.60%),
7.00%, 01/19/33
(a)(b)
............... 8,450 8,460,913
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.48%, 07/20/31
(a)(b)
............... 1,563 1,548,135

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40
Ltd., Series 2021-40A, Class C, (3-mo.
CME Term SOFR at 1.75% Floor + 2.01%),
7.41%, 04/16/33
(a)(b)
............... USD 1,000 $ 987,148
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.79%,
10/14/35
(a)(b)
.................... 12,250 12,235,007
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.51%, 04/17/34
(a)
(c)
........................... EUR 188 198,986
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,217,293
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.75%, 12/21/29
(a)(b)
.... 3,763 3,760,963
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 9.66%, 05/15/34
(a)(c)
.... EUR 100 101,679
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.80%,
10/20/34 .................... USD 4,418 4,410,279
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.63%,
10/20/34 .................... 2,500 2,463,712
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
385 372,288
Series 1999-C, Class A2, 7.48%, 08/15/27 2,043 1,631,269
Series 2001-D, Class A3, 5.90%, 12/15/22
(a)
295 138,655
OCP CLO Ltd.
(a)(b)
Series 2014-6A, Class A1R, (3-mo. CME
Term SOFR + 1.52%), 6.92%, 10/17/30 9,960 9,963,758
Series 2014-6A, Class A2R, (3-mo. CME
Term SOFR + 1.98%), 7.38%, 10/17/30 7,500 7,515,016
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.69%, 01/26/34 ............... 3,700 3,658,315
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.59%, 01/26/34 ............... 2,000 1,946,076
Series 2016-11A, Class A1AR, (3-mo. CME
Term SOFR + 1.53%), 6.91%, 10/26/30 702 701,717
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 07/20/31 ............... 1,000 1,001,703
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.52%, 04/10/33 ............... 2,500 2,447,777
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.68%, 07/20/32 ............... 6,000 5,918,061
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.78%, 10/20/34 ............... 7,500 7,452,695
Series 2021-22A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 12/02/34 ............... 4,500 4,444,360
Series 2021-22A, Class D, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.78%, 12/02/34 ............... 1,250 1,218,041
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.97%,
01/15/32 .................... EUR 298 $ 325,116
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.37%,
01/15/32 .................... 200 202,778
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 0.26% Floor + 1.86%),
7.26%, 07/15/30 ............... USD 6,000 5,976,184
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.46%, 07/15/30 ............... 2,250 2,194,035
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. CME Term
SOFR + 3.36%), 8.76%, 01/24/33
(a)(b)
... 1,532 1,488,160
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
+ 1.66%), 7.08%, 01/20/30
(a)(b)
........ 2,000 1,991,406
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term SOFR
at 2.60% Floor + 2.86%), 8.28%, 01/20/31
(a)
(b)
........................... 1,000 958,827
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.83%,
01/20/35
(a)(b)
.................... 3,000 2,983,842
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 10/15/33 ............... 8,500 8,443,711
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 10/15/33 ............... 3,800 3,797,600
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.81%, 11/18/31 ............... 13,212 13,232,226
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.33%, 11/18/31 ............... 1,500 1,496,255
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.87%, 04/21/34 ............... 1,500 1,503,308
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.97%, 04/21/34 ............... 1,000 995,609
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.82%, 07/02/35
(a)(b)
.... 2,000 2,001,401
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at
3.15% Floor + 3.41%), 8.83%, 07/20/34
(a)(b)
1,000 1,004,686
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.53%, 02/20/34
(a)(b)
5,970 5,911,212
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 8.63%, 01/20/32
(a)(b)
400 394,413
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME
Term SOFR + 1.76%), 7.17%, 01/21/30 1,000 1,000,500

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-14A, Class C, (3-mo. CME
Term SOFR + 2.06%), 7.47%, 01/21/30 USD 1,500 $ 1,487,115
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.81%, 10/18/34
(a)(b)
.... 13,500 13,496,224
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.86%, 01/19/37 ............... 4,750 4,481,951
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.21%), 7.63%, 01/20/33 2,250 2,234,947
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.51%, 10/17/31 ............... 2,950 2,921,453
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.11%, 01/17/31 ............... 6,650 6,614,393
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.78%, 07/20/30 ............... 5,340 5,334,576
Series 2018-1A, Class A2, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 7.11%,
04/18/31 .................... 10,000 9,984,206
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 2.01% Floor + 2.01%), 7.41%,
04/18/31 .................... 2,000 1,992,417
Series 2018-2A, Class A2, (3-mo. CME Term
SOFR + 1.91%), 7.31%, 07/16/31 ... 1,000 999,615
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.79%, 11/14/34 ............... 7,000 6,987,182
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.34%, 11/14/34 ............... 7,000 6,971,331
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.64%, 11/14/34 ............... 2,500 2,483,162
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.69%, 11/14/34 ............... 3,750 3,672,414
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
8.02%, 11/15/36
(e)
.............. 2,000 2,000,200
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.38%,
04/20/34 .................... 7,000 6,876,509
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.46%,
07/15/34 .................... 2,000 1,973,980
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.56%,
07/15/34 .................... 4,000 3,960,210
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.31%,
01/15/35 .................... 7,000 6,982,500
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.61%,
01/15/35 .................... 5,000 4,958,879
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.61%,
01/15/35 .................... 2,000 1,990,514
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.31%,
10/15/34 .................... 7,250 7,226,944
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.61%,
10/15/34 .................... USD 4,850 $ 4,814,126
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.61%,
10/15/34 .................... 7,000 6,882,801
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.22%,
04/20/35 .................... 1,000 993,720
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.47%,
04/20/35 .................... 3,500 3,426,714
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.47%,
04/20/35 .................... 3,250 3,218,214
Palmer Square European CLO DAC, Series
2023-1X, Class D, (3-mo. EURIBOR at
6.20% Floor + 6.20%), 10.05%, 07/15/36
(a)(c)
EUR 276 307,675
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.44%, 08/23/31 ............... USD 2,600 2,586,290
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.28%, 10/20/31 ............... 4,700 4,651,703
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.91%,
07/15/34 .................... 6,000 5,974,834
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 10/18/34 ............... 5,000 4,967,537
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.91%, 10/18/34 ............... 2,350 2,352,594
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.33%, 05/18/34
(a)(b)
......... 1,000 999,194
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.43%, 07/20/34
(a)(b)
......... 2,000 1,997,223
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.40%, 10/27/34
(a)(b)
......... 7,000 6,989,541
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.41%,
10/15/34 .................... 10,000 9,932,217
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.86%,
10/15/34 .................... 3,500 3,463,424
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.96%,
10/15/34 .................... 1,200 1,145,963
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.62%,
04/20/35 .................... 1,750 1,671,781
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.85%, 10/18/34 ............... 6,000 5,957,818
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.31%, 10/18/34 ............... 3,000 2,973,688
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 2,197 2,091,036

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... USD 3,000 $ 2,923,685
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,188,049
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,238,162
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,313,454
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,439 7,307,314
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,957 5,005,369
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 19,241,099
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,706,319
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,971,957
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.74%, 10/15/31 ............... 5,375 5,379,941
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.16%, 10/15/31 ............... 5,000 4,991,103
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.74%), 7.14%,
04/15/32 .................... 15,500 15,546,497
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.21%, 04/15/32 ............... 4,000 3,970,168
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.36%, 07/24/32
(a)(b)
......... 3,000 2,998,832
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 7.06%, 01/15/34
(a)(b)
......... 1,250 1,253,270
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.42%, 04/23/34 ............... 3,750 3,689,853
Series 2021-10A, Class D, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.42%, 04/23/34 ............... 2,000 1,945,322
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.70%, 10/30/34 ............... 1,375 1,366,036
Series 2021-12A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.70%, 10/30/34 ............... 3,375 3,284,724
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.66%, 01/15/35 ............... 3,500 3,472,702
Series 2021-14A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.66%, 01/15/35 ............... 1,000 968,401
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 01/20/34 ............... 7,000 6,975,652
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-15A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 01/20/34 ............... USD 1,650 $ 1,639,584
Series 2021-15A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.73%, 01/20/34 ............... 2,900 2,828,108
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. CME Term
SOFR + 2.06%), 7.46%, 04/17/30 ... 10,000 10,022,281
Series 2017-1A, Class C, (3-mo. CME Term
SOFR + 2.71%), 8.11%, 04/17/30 .... 1,000 1,005,979
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.83%, 04/20/34
(a)(b)
.... 1,000 1,000,061
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.68%, 06/20/34
(a)(b)
750 748,562
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR + 1.51%),
6.91%, 10/17/30
(a)(b)
............... 2,653 2,655,615
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. CME Term SOFR + 2.06%),
7.46%, 01/17/31
(a)(b)
............... 1,500 1,485,642
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.76%, 10/15/32
(a)(b)
.... 10,000 9,986,103
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.76%, 07/15/31
(a)(b)
............... 1,250 1,251,329
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.71%, 01/15/33
(a)(b)
.... 6,700 6,705,534
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.21%, 10/15/33
(a)(b)
.... 500 506,469
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.73%,
01/20/35 .................... 3,000 2,989,482
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
01/20/35 .................... 2,000 1,984,978
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.46%, 01/18/34
(a)(b)
......... 1,000 979,637
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 419,642
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.92%, 07/16/34 357 374,843
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 04/20/34 ............... USD 3,500 3,460,360
Series 2017-3A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.48%, 10/20/30 ... 2,300 2,298,878
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.98%), 7.35%, 05/20/31 ... 1,000 999,793
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.84%,
10/20/31 .................... 3,500 3,499,868
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.48%,
10/20/31 .................... 1,125 1,120,505

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.88%,
10/20/31 .................... USD 700 $ 702,545
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.63%, 08/20/32 ............... 5,500 5,460,088
Series 2020-1A, Class A, (3-mo. CME Term
SOFR + 1.54%), 6.96%, 01/20/32 ... 10,000 9,988,336
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.78%,
07/20/34 .................... 2,000 1,976,801
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.93%,
07/20/34 .................... 1,250 1,197,538
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.83%,
10/20/34 .................... 3,000 2,974,155
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
CME Term SOFR at 2.25% Floor + 2.51%),
7.91%, 10/15/31
(a)(b)
............... 1,250 1,238,678
RRX 1 Ltd.
(a)(b)
Series 2020-1A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.63%), 7.03%,
04/15/33 .................... 7,500 7,513,937
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.66%,
04/15/33 .................... 2,000 1,997,039
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.86%,
07/15/34 .................... 7,000 7,012,386
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.51%,
07/15/34 .................... 1,250 1,254,508
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.46%, 04/17/34
(a)(b)
.... 630 626,853
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.37%,
07/21/34 .................... 9,500 9,431,954
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.72%,
07/21/34 .................... 2,000 1,989,114
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. CME Term SOFR at 1.90%
Floor + 2.16%), 7.58%, 04/20/29
(a)(b)
.... 2,000 1,999,031
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.79%, 10/26/34 ............... 5,000 4,888,682
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.84%, 10/26/34 ............... 2,300 2,198,233
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.15%,
04/30/32 .................... 5,000 4,991,868
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.65%,
04/30/32 .................... 5,380 5,355,375
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 07/20/34 ............... 3,000 2,994,067
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-19A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.68%, 07/20/34 ............... USD 1,000 $ 992,899
Series 2021-19A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.68%, 07/20/34 ............... 4,000 3,868,417
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.92%, 01/20/34
(a)(b)
.... 8,500 8,500,026
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.58%, 04/20/34
(a)(b)
.... 1,755 1,698,334
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.82%, 10/26/31
(a)(b)
6,600 6,592,862
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.51%), 7.91%, 07/15/34
(a)(b)
2,250 2,222,185
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.34%, 04/25/34
(a)(b)
.... 3,350 3,304,231
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.54%), 6.92%, 01/25/32
(a)(b)
.... 1,500 1,501,008
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.28%, 04/25/35
(a)(b)
.... 5,200 5,118,528
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.74%, 07/20/32
(a)(b)
2,000 1,995,151
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.79%, 10/25/36 ............... 5,070 3,491,565
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.70%, 01/25/37
(b)
.............. 1,385 812,696
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.36%, 04/18/33
(a)(b)
.... 1,250 1,242,041
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.81%, 10/23/34
(a)(b)
.... 2,000 1,996,156
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR + 2.11%), 7.48%, 11/18/30 .... 1,250 1,249,370
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.40%, 01/29/32 ............... 4,000 3,951,052
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.40%, 01/29/32 ............... 2,000 1,989,414
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 04/20/34 ............... 3,500 3,422,000
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
9.08%, 04/20/34 ............... 2,250 2,136,945
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.58%,
03/18/34 .................... 1,000 972,915
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.74%,
07/25/34 .................... 2,500 2,461,146

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.28%,
01/20/31 .................... USD 1,000 $ 998,121
Series 2017-9A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.58%,
01/20/31 .................... 1,000 999,892
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.78%, 01/15/34 ............... 2,000 1,996,532
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.16%, 01/15/34 ............... 2,000 1,982,870
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.56%, 01/15/34 ............... 1,650 1,636,055
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 04/15/33 ............... 2,000 1,989,459
Series 2017-7A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.81%, 04/15/33 ............... 6,500 6,477,663
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.86%,
10/20/31 .................... 8,545 8,556,253
Series 2018-11A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.73%, 10/20/31 ............... 1,100 1,098,233
Series 2018-11A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.68%,
10/20/31 .................... 1,000 992,260
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.76%, 07/15/34 ............... 13,450 13,357,998
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.96%, 07/15/34 ............... 1,500 1,441,259
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR at 3.41% Floor
+ 3.41%), 8.81%, 04/15/34
(a)(b)
........ 2,000 1,960,614
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.88%, 10/20/32
(a)(b)
........ 3,250 3,257,350
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.93%, 01/20/33
(a)(b)
......... 1,450 1,437,523
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,662,248
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 875,068
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,930,046
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,169,646
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 10,092,526
Trimaran CAVU Ltd., Series 2021-2A, Class B1,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.39%, 10/25/34
(a)(b)
......... 1,500 1,483,237
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 416 $ 527,240
Series N,  6.46%, 03/30/32
(d)
......... 400 512,524
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.58%,
04/20/31
(a)(b)
.................... USD 1,500 1,465,440
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.56%, 04/18/31 1,000 986,934
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR + 2.35%), 7.75%, 07/14/31 500 492,193
Series 2016-3A, Class A1R, (3-mo. CME
Term SOFR + 1.45%), 6.85%, 10/18/31 500 500,168
Washington Mutual Asset-Backed
CertificatesTrust , Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.49%, 10/25/36
(a)
......... 11,505 8,542,583
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 7.03%, 07/20/30
(a)(b)
.... 3,800 3,781,118
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.26%, 07/15/34
(a)(b)
......... 7,000 6,967,267
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.36%, 07/24/32 ............... 10,415 10,382,881
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.71%, 07/24/32 ............... 5,000 4,992,659
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.88%, 10/15/34
(a)(b)
........ 2,000 1,996,050
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.57%,
04/20/36 .................... 1,500 1,507,614
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 8.02%,
04/20/36 .................... 2,000 2,003,224
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.57%,
04/20/36 .................... 1,000 1,022,721
Total Asset-Backed Securities — 14.1%
(Cost: $1,655,930,059) ........................... 1,616,663,353
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc ................... 1,038,796 14,704,145
L3Harris Technologies, Inc. ............ 69,156 14,565,637
MTU Aero Engines AG ............... 21,279 4,584,470
RTX Corp. ....................... 142,338 11,976,319
45,830,571
Air Freight & Logistics — 0.2%
Agility Public Warehousing Co. KSC
(f)
..... 319,211 528,393
Hyundai Glovis Co. Ltd.
(f)
.............. 6,561 972,169
United Parcel Service, Inc., Class B ...... 95,745 15,053,986
ZTO Express Cayman, Inc., ADR ........ 123,061 2,618,738
19,173,286

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobile Components — 0.1%
Aptiv plc
(f)
........................ 34,420 $ 3,088,162
Hyundai Mobis Co. Ltd. ............... 12,044 2,206,618
Lear Corp. ....................... 33,767 4,768,238
10,063,018
Automobiles — 0.1%
General Motors Co. ................. 253,773 9,115,526
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 1,064,000 494,770
Kia Corp.
(f)
....................... 13,671 1,057,224
Maruti Suzuki India Ltd. .............. 45,590 5,640,876
16,308,396
Banks — 1.8%
Absa Group Ltd. ................... 606,197 5,410,104
Abu Dhabi Commercial Bank PJSC ...... 1,614,522 4,035,481
Abu Dhabi Islamic Bank PJSC .......... 130,932 360,774
Al Rajhi Bank ..................... 95,851 2,222,403
AMMB Holdings Bhd. ................ 265,100 231,227
Axis Bank Ltd. ..................... 652,881 8,640,472
Bank Mandiri Persero Tbk . PT .......... 5,485,100 2,154,753
Bank Negara Indonesia Persero Tbk . PT ... 1,028,300 358,815
Bank of China Ltd., Class H ............ 17,047,000 6,477,551
Bank of Communications Co. Ltd., Class H . 1,265,000 789,646
Bank of Shanghai Co. Ltd., Class A ....... 1,747,300 1,463,835
Bank Rakyat Indonesia Persero Tbk . PT ... 37,041,213 13,767,029
BNP Paribas SA ................... 63,007 4,375,566
Boubyan Bank KSCP ................ 181,171 353,709
Chang Hwa Commercial Bank Ltd. ....... 712,687 415,440
China CITIC Bank Corp. Ltd., Class H ..... 1,820,000 858,361
China Everbright Bank Co. Ltd., Class H ... 819,000 243,367
China Minsheng Banking Corp. Ltd., Class H 1,326,000 450,155
CIMB Group Holdings Bhd. ............ 893,100 1,137,081
Citigroup, Inc. ..................... 343,747 17,682,346
Citizens Financial Group, Inc. .......... 526,635 17,452,684
Commercial International Bank Egypt SAE .. 424,212 603,900
Commercial International Bank Egypt SAE
(Registered), GDR
(c)
............... 276,038 353,329
Credicorp Ltd. ..................... 852 127,740
CTBC Financial Holding Co. Ltd. ........ 2,441,000 2,252,566
DBS Group Holdings Ltd. ............. 410,400 10,378,537
Dubai Islamic Bank PJSC ............. 377,620 588,111
Dukhan Bank ..................... 742,954 814,513
E.Sun Financial Holding Co. Ltd. ........ 1,463,894 1,229,855
Emirates NBD Bank PJSC ............. 189,975 894,852
First Abu Dhabi Bank PJSC ............ 266,452 1,012,775
First Citizens BancShares , Inc., Class A .... 6,618 9,390,743
Grupo Financiero Banorte SAB de CV, Class O 1,022,211 10,299,765
Gulf Bank KSCP ................... 321,555 293,967
HDFC Bank Ltd. ................... 489,648 10,026,043
Hong Leong Bank Bhd. ............... 78,900 324,467
HSBC Holdings plc ................. 488,042 3,948,243
Hua Nan Financial Holdings Co. Ltd. ...... 662,000 481,759
ICICI Bank Ltd. .................... 211,550 2,527,980
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 14,319,000 6,978,269
Kotak Mahindra Bank Ltd. ............. 99,389 2,277,256
Kuwait Finance House KSCP ........... 914,394 2,159,490
M&T Bank Corp. ................... 80,850 11,082,918
Malayan Banking Bhd. ............... 548,600 1,061,131
Mega Financial Holding Co. Ltd. ......... 11,776 15,026
Metropolitan Bank & Trust Co. .......... 86,240 79,881
Moneta Money Bank A/S
(b)(c)
........... 31,466 131,656
National Bank of Greece SA
(f)
.......... 306,911 2,132,339
National Bank of Kuwait SAKP .......... 272,746 793,480
Nordea Bank Abp .................. 333,910 4,145,292
Security
Shares
Shares Value
Banks (continued)
OTP Bank Nyrt . .................... 136,670 $ 6,225,641
Public Bank Bhd. ................... 1,098,100 1,024,838
Qatar International Islamic Bank QSC ..... 74,760 216,253
Qatar Islamic Bank SAQ .............. 104,197 597,658
Qatar National Bank QPSC ............ 241,851 1,064,818
RHB Bank Bhd. .................... 276,500 327,882
Saudi Investment Bank (The) ........... 30,606 129,709
Sberbank of Russia PJSC
(e)
............ 877,548 98
Shanghai Rural Commercial Bank Co. Ltd.,
Class A ....................... 979,400 788,974
Taishin Financial Holding Co. Ltd. ........ 340,000 200,355
Taiwan Cooperative Financial Holding Co. Ltd. 707,000 614,895
UniCredit SpA ..................... 154,529 4,207,777
Wells Fargo & Co. .................. 368,900 18,157,258
208,842,838
Beverages — 0.2%
Ambev SA ....................... 2,255,596 6,357,621
Ambev SA, ADR
(f)
.................. 351,350 983,780
Keurig Dr Pepper, Inc. ............... 114,790 3,824,803
Kweichow Moutai Co. Ltd., Class A ....... 30,100 7,292,611
Nongfu Spring Co. Ltd., Class H
(b)(c)
....... 87,600 506,899
Pernod Ricard SA .................. 29,237 5,166,815
Tsingtao Brewery Co. Ltd., Class H ....... 194,000 1,303,547
United Breweries Ltd. ................ 8,353 179,085
United Spirits Ltd. .................. 72,030 966,802
26,581,963
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)(f)
.................... 515,000 496,628
AbbVie, Inc. ...................... 127,513 19,760,690
Celltrion , Inc. ...................... 5,816 908,212
Ever Supreme Bio Technology Co. Ltd. .... 105,000 668,385
Hugel , Inc.
(f)
...................... 4,949 572,669
PharmaEngine , Inc. ................. 212,000 728,760
23,135,344
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. ............ 1,137,100 10,953,164
Alibaba Group Holding Ltd., ADR ........ 102,074 7,911,756
Poya International Co. Ltd. ............ 30,480 547,672
Prosus NV ....................... 203,488 6,061,926
25,474,518
Building Products — 0.4%
Allegion plc ....................... 155,487 19,698,648
Assa Abloy AB, Class B .............. 169,273 4,878,310
Carrier Global Corp. ................. 236,621 13,593,877
Cie de Saint-Gobain SA .............. 87,084 6,422,211
44,593,046
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao ............ 3,275,314 9,765,967
Carlyle Group, Inc. (The) .............. 205,428 8,358,865
EFG Holding S.A.E.
(f)
................ 535,047 174,051
GF Securities Co. Ltd., Class H ......... 2,573,200 3,081,384
Goldman Sachs Group, Inc. (The) ....... 9,220 3,556,799
Intercontinental Exchange, Inc. ......... 148,629 19,088,422
London Stock Exchange Group plc ....... 27,162 3,210,862
Raymond James Financial, Inc. ......... 55,069 6,140,194
53,376,544
Chemicals — 0.4%
Air Liquide SA ..................... 81,674 15,901,554
Asian Paints Ltd. ................... 25,650 1,048,227
Hansol Chemical Co. Ltd.
(f)
............ 23,948 4,197,446
International Flavors & Fragrances, Inc. .... 86,840 7,031,435

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Linde plc ........................ 4,298 $ 1,765,231
Linde plc ........................ 6,867 2,793,501
Mesaieed Petrochemical Holding Co. ..... 288,877 140,326
Pidilite Industries Ltd. ................ 11,404 371,885
Saudi Aramco Base Oil Co. ............ 37,060 1,397,511
Saudi Basic Industries Corp. ........... 279,938 6,214,184
Saudi Industrial Investment Group ....... 52,052 307,806
Sika AG (Registered) ................ 13,383 4,363,878
Yanbu National Petrochemical Co. ....... 35,117 355,543
45,888,527
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ............... 87,290 14,394,994
Communications Equipment — 0.1%
Accton Technology Corp. ............. 284,300 4,832,188
Cisco Systems, Inc. ................. 164,147 8,292,707
Gemtek Technology Corp. ............. 109,000 122,374
Nokia OYJ, ADR ................... 740,114 2,531,190
15,778,459
Construction & Engineering — 0.1%
China Railway Group Ltd., Class H ....... 295,000 131,538
Eiffage SA ....................... 16,348 1,754,968
Ferrovial SE ...................... 73,363 2,677,814
Gamuda Bhd. ..................... 467,600 467,091
Mcdermott International Ltd.
(f)
........... 165,884 14,929
Vinci SA ......................... 68,182 8,580,382
13,626,722
Construction Materials — 0.1%
CRH plc ......................... 101,282 6,970,154
Shree Cement Ltd. .................. 2,877 990,266
7,960,420
Consumer Finance — 0.3%
American Express Co. ............... 59,421 11,131,930
Kaspi.KZ JSC, GDR
(c)
................ 59,026 5,430,392
SBI Cards & Payment Services Ltd. ...... 372,879 3,402,407
Synchrony Financial ................. 226,924 8,666,228
28,630,957
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co. ......... 77,970 272,225
Cencosud SA ..................... 333,585 626,648
CP ALL PCL, NVDR ................. 3,033,400 4,969,166
Dollar General Corp. ................ 83,221 11,313,895
Fix Price Group plc, GDR
(b)(c)(e)(f)
......... 183,882 1,839
GS Retail Co. Ltd.
(f)
................. 15,902 283,713
Migros Ticaret A/S .................. 68,387 777,422
Nahdi Medical Co. .................. 15,071 550,281
President Chain Store Corp. ........... 77,000 675,921
Sendas Distribuidora SA .............. 1,685,037 4,668,359
Wal-Mart de Mexico SAB de CV ......... 3,756,762 15,793,842
39,933,311
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 316,173 11,546,638
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............ 2,467,120 3,865,526
Fibra Uno Administracion SA de CV ...... 2,908,517 5,224,060
LXI REIT plc
(c)
..................... 4,742,511 6,335,204
15,424,790
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 336,440 5,645,463
Cellnex Telecom SA
(b)(c)
............... 364,590 14,355,001
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 1,061,798
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Chunghwa Telecom Co. Ltd. ........... 687,000 $ 2,687,863
Emirates Telecommunications Group Co. PJSC 59,859 320,095
Hellenic Telecommunications Organization SA,
Class R ....................... 40,408 575,593
Koninklijke KPN NV ................. 4,050,123 13,953,195
KT Corp.
(f)
........................ 31,021 827,131
KT Corp., ADR
(f)
.................... 14,460 194,343
LG Uplus Corp. .................... 66,112 524,320
Ooredoo QPSC .................... 103,138 308,529
Orange Polska SA .................. 134,957 279,324
Saudi Telecom Co. .................. 235,040 2,537,066
Telefonica Brasil SA ................. 126,670 1,390,372
Telefonica Brasil SA, ADR ............. 112,441 1,230,104
Telekom Malaysia Bhd. ............... 220,400 266,075
Telkom Indonesia Persero Tbk . PT ....... 6,551,300 1,680,711
Telkom Indonesia Persero Tbk . PT, ADR
(f)
.. 16,700 430,192
TELUS Corp. ..................... 925,917 16,477,207
Verizon Communications, Inc. .......... 322,848 12,171,370
76,915,752
Electric Utilities — 1.3%
Alliant Energy Corp. ................. 208,266 10,684,046
American Electric Power Co., Inc. ........ 201,353 16,353,891
CK Infrastructure Holdings Ltd. .......... 576,000 3,187,694
CLP Holdings Ltd. .................. 352,000 2,908,266
CPFL Energia SA ................... 135,843 1,074,175
Duke Energy Corp. ................. 69,674 6,761,165
Edison International ................. 138,841 9,925,743
Enel Americas SA
(f)
................. 2,504,532 277,173
Enel SpA ........................ 447,743 3,331,124
Entergy Corp. ..................... 96,249 9,739,436
Eversource Energy ................. 79,974 4,935,995
Exelon Corp. ...................... 241,502 8,669,922
NextEra Energy, Inc. ................ 225,192 13,678,162
PG&E Corp. ...................... 457,407 8,247,048
Portland General Electric Co. ........... 156,422 6,779,330
PPL Corp. ....................... 402,643 10,911,625
Saudi Electricity Co. ................. 52,901 267,405
Southern Co. (The) ................. 113,991 7,993,049
SSE plc ......................... 110,234 2,602,183
Terna - Rete Elettrica Nazionale ......... 586,480 4,892,802
Xcel Energy, Inc. ................... 220,823 13,671,152
146,891,386
Electrical Equipment — 0.1%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 251,500 5,762,494
Goldwind Science & Technology Co. Ltd., Class
H ........................... 318,200 143,004
Schneider Electric SE ................ 22,590 4,547,506
Sociedad Quimica y Minera de Chile SA, ADR 64,973 3,912,674
14,365,678
Electronic Equipment, Instruments & Components — 0.3%
Delta Electronics, Inc. ................ 367,000 3,742,824
FLEXium Interconnect, Inc. ............ 105,000 301,903
Hexagon AB, Class B ................ 378,912 4,551,228
Hon Hai Precision Industry Co. Ltd. ....... 781,000 2,657,147
Hon Hai Precision Industry Co. Ltd., GDR
(c)
. 8,135 55,556
Largan Precision Co. Ltd. ............. 30,000 2,802,079
Lotes Co. Ltd. ..................... 158,000 5,494,205
Primax Electronics Ltd. ............... 295,000 649,856
Simplo Technology Co. Ltd. ............ 48,000 655,955
TE Connectivity Ltd. ................. 83,042 11,667,401
TXC Corp. ....................... 140,000 449,447
WPG Holdings Ltd. ................. 359,000 953,764

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(f)
...... 18,670 $ 5,103,071
39,084,436
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 446,907 15,275,282
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 24,388 —
15,275,282
Entertainment — 0.0%
NetEase, Inc. ..................... 5,900 106,445
Financial Services — 0.2%
Equitable Holdings, Inc. .............. 197,985 6,592,901
Fidelity National Information Services, Inc. .. 213,464 12,822,782
Visa, Inc., Class A .................. 24,006 6,249,962
Yuanta Financial Holding Co. Ltd. ........ 296,000 265,929
25,931,574
Food Products — 0.7%
Almarai Co. JSC ................... 22,606 338,788
China Mengniu Dairy Co. Ltd.
(f)
.......... 2,228,000 6,002,035
Henan Shuanghui Investment & Development
Co. Ltd., Class A ................. 631,300 2,367,794
Indofood Sukses Makmur Tbk . PT ....... 182,100 76,290
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 269,700 1,012,873
IOI Corp. Bhd. ..................... 224,500 191,997
Kraft Heinz Co. (The) ................ 379,544 14,035,537
Kuala Lumpur Kepong Bhd. ............ 64,200 304,685
Marico Ltd. ....................... 27,822 183,326
Meihua Holdings Group Co. Ltd., Class A ... 410,506 550,176
Mondelez International, Inc., Class A ...... 309,958 22,450,258
Nestle India Ltd.
(f)
................... 4,463 1,424,903
Nestle Malaysia Bhd. ................ 4,500 115,169
Nestle SA (Registered) ............... 259,424 30,072,400
PPB Group Bhd. ................... 35,400 111,554
QL Resources Bhd. ................. 70,800 87,980
Sime Darby Plantation Bhd. ............ 166,100 161,022
Tata Consumer Products Ltd. ........... 14,702 191,916
Tingyi Cayman Islands Holding Corp. ..... 444,000 541,500
Uni-President China Holdings Ltd. ....... 284,000 202,075
Uni-President Enterprises Corp. ......... 539,000 1,307,685
Want Want China Holdings Ltd. ......... 455,000 275,034
82,004,997
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 407,400 3,008,424
Petronas Gas Bhd. .................. 44,200 167,373
Tokyo Gas Co. Ltd. ................. 130,900 3,002,672
6,178,469
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd. ....... 108,217 8,561,276
CSX Corp. ....................... 173,429 6,012,783
Daqin Railway Co. Ltd., Class A ......... 2,542,800 2,572,900
Norfolk Southern Corp. ............... 20,199 4,774,640
Union Pacific Corp. ................. 115,119 28,275,529
West Japan Railway Co. .............. 42,100 1,754,239
51,951,367
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. .............. 350,767 13,560,652
EssilorLuxottica SA ................. 92,742 18,622,479
Koninklijke Philips NV
(f)
............... 226,403 5,298,335
Medtronic plc ..................... 314,769 25,930,670
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......... 49,678 $ 6,045,813
69,457,949
Health Care Providers & Services — 0.7%
Bangkok Dusit Medical Services PCL, NVDR 3,569,200 2,898,573
Cardinal Health, Inc. ................. 113,181 11,408,645
Cigna Group (The) .................. 40,817 12,222,651
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 494,526
Elevance Health, Inc. ................ 20,245 9,546,732
Envision Healthcare Corp.
(e)(f)
........... 37,379 280,343
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
7,210,225 6,600,242
Humana, Inc. ..................... 4,421 2,023,978
IHH Healthcare Bhd. ................ 313,300 411,230
Laboratory Corp. of America Holdings ..... 44,435 10,099,631
Scientific & Medical Equipment House Co.
(f)
. 28,697 354,464
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 882,500 2,072,204
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 185,900 271,978
UnitedHealth Group, Inc. .............. 34,681 18,258,506
76,943,703
Health Care REITs — 0.5%
Assura plc ....................... 21,725,102 13,325,343
CareTrust REIT, Inc. ................. 445,869 9,978,548
Community Healthcare Trust, Inc. ........ 46,843 1,247,898
Healthpeak Properties, Inc. ............ 443,299 8,777,320
Physicians Realty Trust ............... 695,785 9,260,898
Target Healthcare REIT plc ............ 6,108,349 6,717,617
Ventas, Inc. ...................... 61,237 3,052,052
Welltower, Inc. ..................... 44,354 3,999,400
56,359,076
Hotels, Restaurants & Leisure — 0.1%
Americana Restaurants International plc ... 756,675 644,855
Codere New Topco SA
(e)(f)(h)
............ 12,872 —
Genting Bhd. ...................... 288,600 290,070
Gourmet Master Co. Ltd. .............. 27,000 89,231
OPAP SA, Class R .................. 250,792 4,255,366
Sands China Ltd.
(f)
.................. 1,654,000 4,841,201
Seera Group Holding
(f)
............... 44,255 313,916
10,434,639
Household Durables — 0.2%
Hisense Home Appliances Group Co. Ltd. .. 112,000 241,987
Newell Brands, Inc. ................. 306,945 2,664,283
Sony Group Corp., ADR .............. 67,438 6,385,704
Taylor Wimpey plc .................. 9,969,051 18,661,234
27,953,208
Household Products — 0.0%
Reckitt Benckiser Group plc ............ 13,291 917,124
Unilever Indonesia Tbk . PT ............ 1,003,800 230,137
1,147,261
Independent Power and Renewable Electricity Producers — 0.1%
Boralex , Inc., Class A ................ 66,680 1,694,866
CGN Power Co. Ltd., Class H
(b)(c)
........ 2,026,000 529,522
China Longyuan Power Group Corp. Ltd., Class
H ........................... 209,000 158,711
EDP Renovaveis SA ................. 89,165 1,825,325
Engie Brasil Energia SA .............. 65,033 604,724
Huadian Power International Corp. Ltd., Class
H ........................... 1,108,000 492,381
RWE AG ........................ 82,242 3,743,072
9,048,601

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates — 0.1%
Astra International Tbk . PT ............ 12,673,600 $ 4,647,678
Industries Qatar QSC ................ 113,062 399,687
Siemens AG (Registered) ............. 57,411 10,770,838
Sime Darby Bhd. ................... 381,100 194,869
16,013,072
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ....... 1,972,859 5,586,024
Goodman Group ................... 380,040 6,543,095
LondonMetric Property plc ............. 1,987,490 4,840,850
Prologis, Inc. ...................... 100,466 13,392,118
Rexford Industrial Realty, Inc. .......... 213,724 11,989,916
Segro plc ........................ 299,559 3,378,204
Warehouses De Pauw CVA ............ 307,247 9,671,569
55,401,776
Insurance — 1.0%
AIA Group Ltd. .................... 517,600 4,504,612
American International Group, Inc. ....... 170,215 11,532,066
ASR Nederland NV ................. 89,360 4,221,359
Assurant, Inc. ..................... 63,858 10,759,435
Fidelity National Financial, Inc., Class A .... 244,542 12,476,533
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,087,000 334,347
Phoenix Group Holdings plc ........... 445,876 3,036,031
Powszechny Zaklad Ubezpieczen SA ..... 403,971 4,852,389
Prudential plc ..................... 1,851,078 20,885,144
Sampo OYJ, Class A ................ 129,876 5,690,169
Samsung Life Insurance Co. Ltd.
(f)
....... 8,603 460,254
Tryg A/S ......................... 346,586 7,542,482
Willis Towers Watson plc .............. 26,636 6,424,603
Zurich Insurance Group AG ............ 33,564 17,548,171
110,267,595
Interactive Media & Services — 0.0%
Tencent Holdings Ltd. ................ 66,900 2,525,801
IT Services — 0.5%
Accenture plc, Class A ............... 55,203 19,371,285
Arabian Internet & Communications Services
Co. .......................... 10,644 982,077
Cognizant Technology Solutions Corp., Class A 116,453 8,795,695
HCL Technologies Ltd. ............... 154,580 2,720,416
Infosys Ltd., ADR ................... 273,872 5,033,767
NEXTDC Ltd.
(f)
.................... 836,255 7,809,653
SUNeVision Holdings Ltd. ............. 12,013,000 4,756,799
Tata Consultancy Services Ltd. ......... 211,656 9,639,640
Wipro Ltd. ........................ 147,142 834,667
59,943,999
Leisure Products — 0.0%
Hasbro, Inc. ...................... 87,470 4,466,218
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(f)
............... 98,934 3,452,797
Joinn Laboratories China Co. Ltd., Class A .. 1,017,340 3,381,841
6,834,638
Machinery — 0.4%
Alfa Laval AB ..................... 68,228 2,731,444
CNH Industrial NV .................. 153,990 1,875,598
Epiroc AB, Class A .................. 161,972 3,260,318
Komatsu Ltd. ..................... 322,700 8,397,731
Otis Worldwide Corp. ................ 218,035 19,507,591
Volvo AB, Class B .................. 263,029 6,844,016
Security
Shares
Shares Value
Machinery (continued)
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H ......... 437,200 $ 240,838
42,857,536
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class H 696,000 699,805
MISC Bhd. ....................... 137,700 218,382
918,187
Media — 0.1%
Comcast Corp., Class A .............. 201,121 8,819,156
Fox Corp., Class A .................. 144,675 4,292,507
Learfield Communications LLC, (Acquired
09/13/23, cost $160,629)
(e)(f)(g)
........ 12,784 543,320
SES SA, ADR ..................... 314,526 2,071,193
15,726,176
Metals & Mining — 0.1%
Alrosa PJSC
(e)
..................... 607,124 68
Barrick Gold Corp. .................. 202,851 3,669,575
Gold Fields Ltd. .................... 288,534 4,378,338
Gold Fields Ltd., ADR ................ 110,602 1,599,305
Hochschild Mining plc
(f)
............... 107,064 145,977
Novolipetsk Steel PJSC
(e)(f)
............ 14 —
Zijin Mining Group Co. Ltd., Class H ...... 3,374,000 5,500,191
15,293,454
Multi-Utilities — 0.4%
CMS Energy Corp. .................. 101,930 5,919,075
Dominion Energy, Inc. ................ 88,242 4,147,374
DTE Energy Co. ................... 31,653 3,490,060
Engie SA ........................ 260,835 4,594,948
National Grid plc ................... 869,492 11,713,208
NiSource, Inc. ..................... 314,567 8,351,754
Qatar Electricity & Water Co. QSC ....... 41,488 205,918
Sempra ......................... 127,791 9,549,821
47,972,158
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ...... 48,816 6,188,404
Boston Properties, Inc. ............... 111,785 7,843,954
SL Green Realty Corp. ............... 118,187 5,338,507
19,370,865
Oil, Gas & Consumable Fuels — 1.5%
Bharat Petroleum Corp. Ltd. ........... 268,882 1,456,160
BP plc .......................... 2,541,332 15,065,199
Cheniere Energy, Inc. ................ 46,825 7,993,496
Chevron Corp. ..................... 16,680 2,487,989
China Petroleum & Chemical Corp., Class H 22,099,100 11,581,118
DT Midstream, Inc. .................. 54,826 3,004,465
Ecopetrol SA, ADR .................. 258,465 3,080,903
Enbridge, Inc. ..................... 193,676 6,972,073
Energy Transfer LP ................. 235,780 3,253,764
Enterprise Products Partners LP ......... 120,204 3,167,375
Equitrans Midstream Corp. ............ 39,040 397,427
Gibson Energy, Inc. ................. 30,689 466,224
Kinder Morgan, Inc. ................. 39,501 696,798
Koninklijke Vopak NV ................ 43,716 1,471,197
Kosmos Energy Ltd.
(f)
................ 711,642 4,775,118
LUKOIL PJSC
(e)
.................... 417,114 47
MOL Hungarian Oil & Gas plc .......... 534,642 4,355,260
MPLX LP
(f)
....................... 92,721 3,404,715
Novatek PJSC
(e)
................... 690 —
NuStar Energy LP .................. 39,607 739,859
Oil & Natural Gas Corp. Ltd. ........... 1,814,492 4,467,313
ONEOK, Inc. ...................... 6,266 439,999

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. .............. 199,662 $ 6,874,141
Petronas Dagangan Bhd. ............. 21,400 101,714
Petronet LNG Ltd. .................. 199,004 532,135
Plains All American Pipeline LP
(f)
........ 214,182 3,244,857
PTT Exploration & Production PCL, NVDR .. 566,300 2,466,798
Qatar Fuel QSC .................... 14,966 67,088
Qatar Gas Transport Co. Ltd. ........... 224,035 212,659
Saudi Arabian Oil Co.
(b)(c)
.............. 292,603 2,576,122
Shell plc ......................... 832,012 27,307,147
S-Oil Corp. ....................... 81,867 4,408,364
Suncor Energy, Inc. ................. 206,960 6,630,998
Targa Resources Corp. ............... 101,520 8,819,042
TC Energy Corp. ................... 210,076 8,206,391
Western Midstream Partners LP ......... 69,780 2,041,763
Williams Cos., Inc. (The) .............. 384,550 13,393,877
166,159,595
Paper & Forest Products — 0.0%
UPM- Kymmene OYJ ................ 81,516 3,074,841
Personal Care Products — 0.1%
By-health Co. Ltd., Class A ............ 713,900 1,705,557
Colgate-Palmolive India Ltd. ........... 29,289 890,005
Dabur India Ltd. .................... 140,343 939,381
Godrej Consumer Products Ltd. ......... 355,253 4,827,489
Haleon plc ....................... 674,826 2,762,921
Hengan International Group Co. Ltd. ...... 103,500 385,271
Hindustan Unilever Ltd. ............... 28,499 911,892
Unilever plc, ADR .................. 71,403 3,461,618
15,884,134
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. .............. 4,577 286,033
AstraZeneca plc ................... 198,476 26,772,410
Asymchem Laboratories Tianjin Co. Ltd., Class
A ........................... 201,000 3,272,897
Aurobindo Pharma Ltd. ............... 21,996 286,413
Bayer AG (Registered) ............... 173,212 6,426,845
China Resources Pharmaceutical Group Ltd.
(b)
(c)
........................... 614,000 403,614
Cipla Ltd. ........................ 129,658 1,941,105
Dr Reddy's Laboratories Ltd., ADR ....... 10,096 702,480
Dr. Reddy's Laboratories Ltd. ........... 29,318 2,043,406
Eli Lilly & Co. ..................... 5,542 3,230,543
Jamjoom Pharmaceuticals Factory Co. .... 30,752 936,240
Lupin Ltd. ........................ 79,704 1,266,465
Merck KGaA ...................... 29,031 4,622,157
Novartis AG (Registered) ............. 36,382 3,674,964
Novo Nordisk A/S, Class B ............ 243,699 25,254,816
Novo Nordisk A/S, ADR .............. 11,404 1,179,744
Pfizer, Inc. ....................... 82,750 2,382,372
Sanofi SA ........................ 366,470 36,417,136
Sun Pharmaceutical Industries Ltd. ....... 29,657 448,647
Torrent Pharmaceuticals Ltd. ........... 22,187 614,375
Yunnan Baiyao Group Co. Ltd., Class A .... 336,200 2,319,440
Zydus Lifesciences Ltd. .............. 78,603 650,726
125,132,828
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. ......... 634,529 7,423,989
Experian plc ...................... 117,020 4,773,871
Leidos Holdings, Inc. ................ 110,202 11,928,265
NMG, Inc.
(f)
....................... 3,714 371,400
Paychex, Inc. ..................... 144,709 17,236,289
RELX plc ........................ 515,182 20,419,169
Security
Shares
Shares Value
Professional Services (continued)
SS&C Technologies Holdings, Inc. ....... 215,580 $ 13,174,094
75,327,077
Real Estate Management & Development — 0.3%
ADLER Group SA
(b)(c)(f)
............... 76,594 44,815
ADLER Group SA
(f)
................. 34,591 19,564
Barwa Real Estate Co. ............... 234,595 185,325
CK Asset Holdings Ltd. ............... 2,642,000 13,260,449
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 112,925 4,474,089
Mabanee Co. KPSC ................. 36,212 99,304
VGP NV ......................... 27,472 3,183,239
Vonovia SE ....................... 178,430 5,606,575
Wharf Real Estate Investment Co. Ltd. .... 1,018,000 3,441,328
30,314,688
Residential REITs — 0.2%
Sun Communities, Inc. ............... 95,877 12,813,961
UDR, Inc. ........................ 404,115 15,473,563
28,287,524
Retail REITs — 0.2%
Link REIT ........................ 3,301,000 18,535,296
Semiconductors & Semiconductor Equipment — 0.9%
ASML Holding NV .................. 9,452 7,135,195
Elan Microelectronics Corp. ............ 63,000 333,106
Intel Corp. ....................... 56,963 2,862,391
MediaTek, Inc. ..................... 565,000 18,656,245
STMicroelectronics NV ............... 131,764 6,609,149
Taiwan Semiconductor Manufacturing Co. Ltd. 3,163,000 60,639,617
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 36,239 3,768,856
100,004,559
Software — 0.5%
Birlasoft Ltd. ...................... 181,040 1,566,801
Microsoft Corp. .................... 110,476 41,543,395
Oracle Corp. ...................... 144,782 15,264,366
Oracle Financial Services Software Ltd. .... 5,405 273,422
SAP SE ......................... 15,232 2,344,534
Tata Elxsi Ltd. ..................... 6,485 681,791
61,674,309
Specialized REITs — 0.9%
American Tower Corp. ............... 129,781 28,017,122
Crown Castle, Inc. .................. 88,727 10,220,463
Digital Realty Trust, Inc. .............. 40,252 5,417,114
EPR Properties .................... 186,403 9,031,225
Equinix, Inc. ...................... 7,137 5,748,069
Extra Space Storage, Inc. ............. 51,308 8,226,212
SBA Communications Corp. ........... 74,654 18,938,973
VICI Properties, Inc. ................. 460,524 14,681,505
100,280,683
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 571,375 575,614
Chow Tai Fook Jewellery Group Ltd. ...... 523,200 779,469
Foschini Group Ltd. (The) ............. 765,516 4,677,011
HLA Group Corp. Ltd., Class A .......... 961,132 1,001,062
Industria de Diseno Textil SA ........... 61,957 2,703,435
Jarir Marketing Co. .................. 114,590 477,832
Lojas Renner SA ................... 1,787,054 6,379,238
PTT Oil & Retail Business PCL, NVDR .... 750,700 419,435
Topsports International Holdings Ltd.
(b)(c)
... 492,000 383,665
17,396,761

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.5%
Acer, Inc. ........................ 1,301,000 $ 2,276,441
Apple, Inc. ....................... 133,051 25,616,309
Compal Electronics, Inc. .............. 1,863,000 2,413,160
HP, Inc. ......................... 96,230 2,895,561
Pegatron Corp. .................... 160,000 454,631
Samsung Electronics Co. Ltd. .......... 22,692 1,377,332
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 12,975 19,389,988
54,423,422
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE .... 20,834 16,928,399
Pou Chen Corp. .................... 428,000 430,686
Ralph Lauren Corp., Class A ........... 20,763 2,994,024
Tapestry, Inc. ...................... 121,820 4,484,194
24,837,303
Tobacco — 0.3%
British American Tobacco plc ........... 348,100 10,185,123
Eastern Co. SAE ................... 100,915 55,277
ITC Ltd. ......................... 116,065 644,248
Philip Morris International, Inc. .......... 195,956 18,435,541
29,320,189
Trading Companies & Distributors — 0.1%
Azelis Group NV ................... 147,119 3,612,017
BOC Aviation Ltd.
(b)(c)
................ 663,500 5,078,410
8,690,427
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(c)
................... 76,755 13,931,891
Aeroports de Paris SA ............... 58,789 7,628,175
Atlas Arteria Ltd.
(h)
.................. 974,082 3,835,075
Auckland International Airport Ltd. ....... 1,081,099 6,014,067
Flughafen Zurich AG (Registered) ........ 39,362 8,224,484
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 86,418 5,214,404
Getlink SE ....................... 159,305 2,917,652
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 480,813 8,433,552
Japan Airport Terminal Co. Ltd. ......... 40,600 1,786,188
Jiangsu Expressway Co. Ltd., Class H .... 192,000 172,761
Liaoning Port Co. Ltd., Class A .......... 520,500 105,917
Malaysia Airports Holdings Bhd. ......... 181,100 290,102
Salik Co. PJSC .................... 2,042,626 1,729,649
Shanghai International Port Group Co. Ltd.,
Class A ....................... 246,900 169,786
Sustained Infrastructure Holding Co. ...... 41,683 332,908
Taiwan High Speed Rail Corp. .......... 276,000 275,909
Transurban Group
(h)
................. 2,373,960 22,183,191
Zhejiang Expressway Co. Ltd., Class H .... 272,000 181,584
83,427,295
Water Utilities — 0.0%
United Utilities Group plc .............. 224,645 3,034,566
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR ....... 1,048,600 6,663,225
CELCOMDIGI Bhd. ................. 235,000 208,440
Etihad Etisalat Co. .................. 65,412 861,694
Far EasTone Telecommunications Co. Ltd. .. 345,000 897,176
Intouch Holdings PCL, NVDR .......... 545,700 1,142,052
Maxis Bhd. ....................... 127,400 106,744
Mobile Telecommunications Co. KSCP .... 278,483 459,522
Mobile Telecommunications Co. Saudi Arabia 128,388 483,424
Mobile TeleSystems PJSC
(e)
........... 26,804 3
Rogers Communications, Inc., Class B .... 129,374 6,056,428
SK Telecom Co. Ltd. ................. 44,190 1,716,776
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd., ADR
(i)
............ 32,298 $ 691,177
Taiwan Mobile Co. Ltd. ............... 236,000 758,029
Tele2 AB, Class B .................. 526,992 4,529,855
Vodafone Group plc ................. 7,962,196 6,953,707
31,528,252
Total Common Stocks — 24.0%
(Cost: $2,419,595,966) ........................... 2,751,539,389
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.85%, 10/30/24 ................. USD 1,345 1,315,069
2.20%, 02/04/26 ................. 2,751 2,599,384
5.15%, 05/01/30 ................. 5,019 5,109,397
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 3,489 3,472,710
7.88%, 04/15/27 ................. 3,850 3,850,678
6.00%, 02/15/28 ................. 923 899,256
8.75%, 11/15/30 ................. 2,358 2,510,570
7.45%, 05/01/34 ................. 946 1,078,440
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 2,252 2,088,257
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 169 158,212
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 4,102 4,286,139
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
3,097 3,026,867
General Dynamics Corp.
3.50%, 05/15/25 ................. 24 23,556
3.50%, 04/01/27 ................. 138 134,440
3.75%, 05/15/28 ................. 126 123,696
2.25%, 06/01/31 ................. 181 157,354
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 1,136 1,122,839
1.80%, 01/15/31 ................. 72 59,137
5.40%, 07/31/33 ................. 691 718,463
4.85%, 04/27/35 ................. 229 225,979
Lockheed Martin Corp., 4.50%, 05/15/36 .. 499 493,690
Northrop Grumman Corp., 5.25%, 05/01/50 . 509 523,919
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 3,543 3,549,087
RTX Corp.
4.13%, 11/16/28 ................. 1,512 1,477,185
5.75%, 01/15/29 ................. 1,314 1,373,458
2.25%, 07/01/30 ................. 55 47,516
5.15%, 02/27/33 ................. 2,611 2,660,988
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 ................. 3,195 3,496,205
9.75%, 11/15/30 ................. 1,970 2,117,699
TransDigm , Inc.
(b)
6.75%, 08/15/28 ................. 13,793 14,111,370
7.13%, 12/01/31 ................. 4,831 5,062,477
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 5,145 5,470,910
73,344,947
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ......... 371 319,326
GN Bondco LLC, 9.50%, 10/15/31
(b)
..... 1,862 1,817,852
2,137,178
Automobile Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 236,739
Aptiv plc, 3.25%, 03/01/32 ........... USD 856 756,187

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Clarios Global LP
(b)
6.75%, 05/15/25 ................. USD 2,915 $ 2,940,652
8.50%, 05/15/27 ................. 14,003 14,051,814
6.75%, 05/15/28 ................. 3,999 4,079,840
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 ................. EUR 375 364,925
8.50%, 07/15/31 ................. 1,157 1,395,111
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,235,520
Forvia SE
(c)
7.25%, 06/15/26 ................. EUR 661 772,581
2.75%, 02/15/27 ................. 1,342 1,415,696
3.75%, 06/15/28 ................. 748 808,115
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 861,681
5.63%, 04/30/33 ................. 2,063 1,849,248
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
. EUR 478 400,241
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 1,930 1,841,434
5.25%, 05/15/27 ................. 3,443 3,092,585
9.75%, 01/15/29
(b)
................ 1,460 1,489,492
4.38%, 02/01/29 ................. 1,237 1,032,969
IHO Verwaltungs GmbH
(c)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 160 173,879
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 906 976,972
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
................... 1,164 1,397,345
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... USD 948 809,355
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,700 1,787,571
2.50%, 10/23/27 ................. 500 515,407
6.13%, 03/13/29 ................. 900 1,054,698
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................. 1,200 1,367,794
2.00%, 05/06/27 ................. 700 713,052
2.75%, 05/25/27 ................. 400 419,501
2.25%, 05/03/28 ................. 400 404,598
48,245,002
Automobiles — 0.1%
Daimler Truck Finance North America LLC
(b)
5.15%, 01/16/26 ................. USD 616 617,688
3.65%, 04/07/27 ................. 336 323,815
Ford Motor Co.
3.25%, 02/12/32 ................. 292 242,857
6.10%, 08/19/32 ................. 2,502 2,522,094
General Motors Co.
5.00%, 10/01/28 ................. 72 72,559
6.60%, 04/01/36 ................. 36 38,529
Hyundai Capital America
(b)
5.80%, 06/26/25 ................. 46 46,245
6.25%, 11/03/25 ................. 1,316 1,335,318
6.50%, 01/16/29 ................. 453 478,228
Mercedes-Benz Finance North America LLC,
2.45%, 03/02/31
(b)
............... 181 156,717
Nissan Motor Acceptance Co. LLC, 7.05%,
09/15/28
(b)
.................... 1,615 1,703,872
Nissan Motor Co. Ltd.
(b)
4.35%, 09/17/27 ................. 1,495 1,430,089
4.81%, 09/17/30 ................. 244 228,117
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 5,800 6,191,614
Renault SA, 1.25%, 06/24/25
(c)
......... 100 105,954
Volkswagen Group of America Finance LLC
(b)
5.80%, 09/12/25 ................. USD 560 564,489
Security
Par (000)
Par (000) Value
Automobiles (continued)
4.63%, 11/13/25 ................. USD 204 $ 201,593
1.25%, 11/24/25 ................. 505 468,891
16,728,669
Banks — 4.2%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(k)
........ EUR 3,000 3,162,280
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a)(c)(k)
....... USD 395 416,725
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(c)(k)
. EUR 7,400 8,145,703
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 1,675 1,934,394
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 393,303
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 4,509 4,703,937
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,784 2,902,024
Banco Bradesco SA, 3.20%, 01/27/25
(c)
... USD 1,408 1,363,768
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
.............. EUR 1,200 1,387,496
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
..................... 1,600 1,671,250
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 700 797,602
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 3,900 4,064,087
(5-Year EUR Swap Annual + 3.15%),
6.00%, 08/16/33 ............... 1,700 1,897,152
Banco do Brasil SA
4.75%, 03/20/24
(c)
................ USD 2,014 2,001,292
6.25%, 04/18/30
(b)
................ 1,563 1,620,557
Banco Espirito Santo SA
(c)(f)(l)
2.63%, 05/08/17 ................. EUR 800 229,622
4.75%, 01/15/18 ................. 1,500 430,540
4.00%, 01/21/23 ................. 5,400 1,549,946
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(k)
....... USD 1,725 1,579,030
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,798 1,335,608
Banco Santander SA
(5-Year EUR Swap Annual + 4.10%),
4.75%
(a)(c)(k)
................... EUR 2,000 2,041,645
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(k)
................... 5,000 5,076,514
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a)(c)(k)
............. 400 328,999
6.92%, 08/08/33 ................. USD 1,000 1,065,666
Bangkok Bank PCL
(b)
5.30%, 09/21/28 ................. 2,671 2,716,060
5.50%, 09/21/33 ................. 2,671 2,744,105
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
........ 2,232 2,010,892
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27 .................... 3,525 3,392,629
(1-day SOFR + 1.05%), 2.55%, 02/04/28 927 858,713
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 .................... 3,660 3,471,502
(1-day SOFR + 2.04%), 4.95%, 07/22/28 2,867 2,866,611

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 .................... USD 1,775 $ 1,671,924
(1-day SOFR + 1.06%), 2.09%, 06/14/29 2,279 2,008,524
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30 .................... 1,314 1,243,697
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30 .................... 400 362,682
(1-day SOFR + 1.37%), 1.92%, 10/24/31 265 215,140
(1-day SOFR + 1.32%), 2.69%, 04/22/32 485 409,549
(1-day SOFR + 1.33%), 2.97%, 02/04/33 404 343,731
Bank of America NA, 5.65%, 08/18/25 .... 486 491,965
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 531,759
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(k)
.................... 2,339 2,614,034
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(k)
.................... 2,700 2,935,955
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,369,296
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29
(c)
.............. EUR 712 768,481
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% 1,400 1,537,802
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................ 2,600 2,906,149
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
.................... USD 5,858 5,817,723
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(c)(k)
................... GBP 284 348,425
3.65%, 03/16/25 ................. USD 1,710 1,671,780
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 451,841
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
. GBP 3,252 4,025,284
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... USD 15,800 15,112,062
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,026 4,871,130
4.38%, 01/12/26 ................. USD 200 197,270
5.20%, 05/12/26 ................. 1,409 1,399,865
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33%,
11/02/26
(a)
................... 1,151 1,188,888
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
GBP 2,400 3,047,688
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27
(a)
................... USD 1,373 1,261,525
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... 4,905 3,813,174
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 11,470 11,256,799
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(a)
2,458 2,559,196
(USISSO05 + 5.78%), 9.63%
(a)(k)
...... 8,400 8,725,500
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,051 1,017,549
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,318 1,188,941
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA
(a)
(6-mo. LIBOR USD + 0.08%), 5.97%
(k)
.. USD 450 $ 445,500
(5-Year USD Swap Semi + 5.15%), 7.38%
(b)
(k)
......................... 1,000 1,001,389
(1-day SOFR + 1.00%), 1.32%, 01/13/27
(b)
840 774,579
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b)(k)
.................... 7,036 7,368,268
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(k)
.................... 8,900 9,084,853
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(k)
.................... EUR 6,200 7,083,773
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(c)(k)
.............. 600 704,305
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(k)
.................... USD 10,475 8,437,371
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.50%), 6.75% EUR 7,400 8,160,326
(5-Year EUR Swap Annual + 4.50%), 5.25% 2,600 2,662,175
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,281,686
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25 .................... USD 1,025 1,017,147
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28 .................... 3,400 3,287,758
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(k)
..................... 1,631 1,665,414
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30 .................... 188 178,398
(1-day SOFR + 1.42%), 2.98%, 11/05/30 425 378,418
(1-day SOFR + 1.15%), 2.67%, 01/29/31 1,276 1,106,827
(1-day SOFR + 2.11%), 2.57%, 06/03/31 405 345,958
(1-day SOFR + 1.17%), 2.56%, 05/01/32 665 554,828
(1-day SOFR + 2.66%), 6.17%, 05/25/34 2,960 3,062,935
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 13,400 14,256,686
(5-Year EUR Swap Annual + 6.74%),
6.50%
(k)
..................... 600 629,702
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 600 812,397
Commonwealth Bank of Australia, 5.50%,
09/12/25 ..................... USD 253 256,118
Cooperatieve Rabobank UA
(5-Year EUR Swap Annual + 4.10%),
4.63%
(a)(c)(k)
................... EUR 2,200 2,337,614
3.75%, 07/21/26 ................. USD 250 239,349
(5-Year EUR Swap Annual + 4.68%),
4.38%
(a)(c)(k)
................... EUR 1,200 1,238,632
Credit Agricole SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(c)
............... 1,000 1,167,317
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 19,356,482
Fifth Third Bancorp
(a)
(SOFR Index + 2.19%), 6.36%, 10/27/28 1,520 1,577,141
(1-day SOFR + 2.34%), 6.34%, 07/27/29 960 999,531
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,747,741
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(k)
................... GBP 879 1,165,234

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(k)
......................... USD 2,900 $ 2,863,006
(BPSWS5 + 4.28%), 5.88%
(a)(k)
....... GBP 600 724,639
(5-Year USD Swap Rate + 3.75%), 6.00%
(a)
(k)
......................... USD 2,600 2,483,158
(1-day SOFR + 1.57%), 5.89%, 08/14/27
(a)
2,966 3,007,060
(5-Year USD Swap Rate + 3.61%), 6.50%
(a)
(k)
......................... 800 771,633
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
347 371,823
(1-day SOFR + 1.97%), 6.16%, 03/09/29
(a)
1,500 1,548,882
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(k)
.................... 11,230 9,365,974
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(a)(k)
.................... 1,500 1,221,667
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(a)
291 242,930
6.50%, 05/02/36 ................. 244 258,910
ING Groep NV
(a)(k)
(5-Year USD Swap Rate + 4.20%), 6.75%
(c)
5,877 5,840,269
(5-Year USD Swap Semi + 4.45%), 6.50% 2,710 2,639,234
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 633,870
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 19,655 15,895,975
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(k)
................... EUR 400 437,164
5.71%, 01/15/26
(b)
................ USD 1,289 1,282,540
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(k)
................... EUR 6,127 6,926,168
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(k)
................... 2,020 2,062,730
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(c)(k)
............. 1,350 1,637,205
5.15%, 06/10/30
(c)
................ GBP 1,602 1,846,281
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 2,222,211
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. 940 669,301
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,562,229
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.16%), 2.30%, 10/15/25 350 341,048
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27 .................... 602 553,275
(1-day SOFR + 0.77%), 1.47%, 09/22/27 3,147 2,851,217
(1-day SOFR + 1.89%), 2.18%, 06/01/28 3,606 3,298,250
(1-day SOFR + 1.02%), 2.07%, 06/01/29 1,609 1,426,621
(1-day SOFR + 1.45%), 5.30%, 07/24/29 4,400 4,464,728
Series W, (3-mo. CME Term SOFR +
1.26%), 6.64%, 05/15/47 ......... 19,006 16,260,225
KBC Group NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.69%), 4.75% EUR 4,000 4,405,802
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00% ................ 2,000 2,344,790
Lloyds Banking Group plc
(a)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c)(k)
.............. 7,249 7,792,339
(5-Year USD Swap Rate + 4.50%), 7.50%
(k)
USD 3,975 3,892,680
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(k)
..................... 7,290 7,186,553
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(k)
.. GBP 1,809 $ 2,340,914
(3-mo. LIBOR USD + 1.21%), 3.57%,
11/07/28 .................... USD 1,000 939,553
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(k)
..................... 6,980 6,993,946
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 595 561,468
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.55%), 0.95%,
07/19/25
(a)
................... 530 516,423
3.85%, 03/01/26 ................. 411 401,269
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.29%),
8.20%
(a)(k)
.................... 2,925 3,173,604
3.74%, 03/07/29 ................. 294 281,270
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31%,
07/20/32
(a)
................... 305 253,073
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49%,
10/13/32
(a)
................... 200 167,731
NatWest Group plc
(a)(k)
(5-Year USD Swap Semi + 5.72%), 8.00% 1,200 1,203,780
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,933,617
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% ... GBP 1,500 1,715,294
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a)(c)(k)
.............. USD 1,100 1,087,607
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 2.28%), 6.88%, 10/20/34
(a)
.. 1,629 1,808,414
Santander Holdings USA, Inc., (1-day SOFR +
2.36%), 6.50%, 03/09/29
(a)
.......... 2,274 2,349,212
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a)(c)(k)
.............. GBP 8,783 11,159,874
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(k)
....... USD 600 588,750
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(b)
500 499,628
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,891,593
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(b)
..................... 270 282,452
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(b)
.................... 1,641 1,753,432
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
..................... EUR 3,300 3,752,916
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b)
..................... USD 12,900 10,553,917
Standard Chartered plc
(a)(k)
(3-mo. LIBOR USD + 1.51%), 7.16%
(c)
.. 300 287,382
(3-mo. LIBOR USD + 1.51%), 7.16%
(b)
.. 2,000 1,915,882
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
..................... 11,150 9,065,163
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 ................. 1,575 1,590,435
5.52%, 01/13/28 ................. 544 556,782
5.72%, 09/14/28 ................. 1,190 1,232,325
1.90%, 09/17/28 ................. 580 507,642

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
3.04%, 07/16/29 ................. USD 130 $ 118,351
Toronto-Dominion Bank (The)
0.75%, 01/06/26 ................. 1,397 1,290,408
5.10%, 01/09/26 ................. 490 493,377
Truist Financial Corp.
1.13%, 08/03/27 ................. 38 33,266
(1-day SOFR + 0.86%), 1.89%, 06/07/29
(a)
603 521,076
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(a)
3,006 3,246,578
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(k)
.................... EUR 1,000 1,079,806
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(k)
.............. 4,968 5,639,413
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29
(c)
.............. 909 979,377
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 973 1,006,902
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,828,964
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55%, 07/22/28 1,376 1,355,707
(1-day SOFR + 2.02%), 5.78%, 06/12/29 1,340 1,376,655
(1-day SOFR + 2.26%), 5.84%, 06/12/34 857 884,016
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 .................... 1,019 970,664
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(k)
..................... 2,253 2,364,098
(1-day SOFR + 1.74%), 5.57%, 07/25/29 2,548 2,601,682
(1-day SOFR + 2.06%), 6.49%, 10/23/34 4,774 5,193,577
Wells Fargo Bank NA, 5.55%, 08/01/25 ... 521 526,270
Westpac Banking Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11%,
07/24/34 .................... 53 48,454
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35 .................... 293 238,324
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02%,
11/18/36 .................... 50 40,645
Woori Bank, 4.88%, 01/26/28
(b)
........ 265 265,962
484,712,139
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 60 59,804
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 2,043 2,074,751
4.90%, 01/23/31 ................. 518 538,874
2,673,429
Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/26 ................. 2,419 2,319,573
3.20%, 11/21/29 ................. 1,824 1,705,056
Amgen, Inc.
5.15%, 03/02/28 ................. 1,920 1,965,602
4.20%, 03/01/33 ................. 691 657,273
5.25%, 03/02/33 ................. 696 713,562
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 366 388,585
6.25%, 04/01/28 ................. GBP 1,005 1,203,111
Gilead Sciences, Inc.
3.65%, 03/01/26 ................. USD 11,467 11,234,364
4.60%, 09/01/35 ................. 909 899,109
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA
(c)
1.63%, 02/15/25 ................. EUR 215 $ 231,727
3.20%, 05/01/25 ................. 701 755,397
3.88%, 10/15/28 ................. 799 804,807
22,878,166
Broadline Retail — 0.1%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... USD 1,675 1,414,585
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,318,956
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................. 2,307 2,143,006
8.25%, 08/01/31 ................. 1,301 1,357,860
Marks & Spencer plc, 3.75%, 05/19/26
(c)
... GBP 150 185,190
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 723 692,273
5.63%, 02/15/29 ................. 1,357 1,317,986
3.63%, 10/01/31 ................. 421 363,752
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 867 833,141
9,626,749
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,862 2,761,830
6.38%, 06/15/30 ................. 827 833,197
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,744,835
Carrier Global Corp., 5.90%, 03/15/34
(b)
... 245 264,991
HT Troplast GmbH, 9.38%, 07/15/28
(c)
.... EUR 1,362 1,525,186
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. USD 402 385,920
3.50%, 02/15/30 ................. 654 566,900
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 995,882
9.75%, 07/15/28 ................. 773 773,000
PCF GmbH, 4.75%, 04/15/26
(c)
........ EUR 589 470,510
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. USD 400 389,975
4.75%, 01/15/28 ................. 1,012 974,247
4.38%, 07/15/30 ................. 1,611 1,479,523
3.38%, 01/15/31 ................. 1,027 883,498
Summit Materials LLC
(b)
5.25%, 01/15/29 ................. 146 141,255
7.25%, 01/15/31 ................. 2,282 2,404,553
16,595,302
Capital Markets — 1.4%
AerCap Ireland Capital DAC
1.75%, 01/30/26 ................. 713 662,110
6.10%, 01/15/27 ................. 275 280,868
6.45%, 04/15/27
(b)
................ 1,294 1,339,829
5.75%, 06/06/28 ................. 2,084 2,132,850
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,200 1,261,672
Ares Capital Corp., 7.00%, 01/15/27 ..... 720 740,589
Aretec Group, Inc., 10.00%, 08/15/30
(b)
... 500 531,325
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 602 612,643
3.25%, 03/15/27 ................. 408 374,277
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 747 715,492
3.40%, 07/15/26 ................. 1,401 1,302,495
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
761 784,014
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 1,605 1,582,297
7.75%, 09/16/27 ................. 1,780 1,835,261

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Charles Schwab Corp. (The)
5.88%, 08/24/26 ................. USD 1,401 $ 1,436,929
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
869 915,992
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 1,887 1,782,499
Credit Suisse AG
4.75%, 08/09/24 ................. 702 697,652
3.63%, 09/09/24 ................. 1,695 1,670,963
7.95%, 01/09/25 ................. 420 429,249
7.50%, 02/15/28 ................. 401 439,178
Deutsche Bank AG
(a)
(5-Year USD Swap Rate + 5.00%), 7.50%
(k)
2,400 2,344,189
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
............... 19,000 17,194,772
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(k)
............. EUR 5,400 6,493,224
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75%
(c)(k)
.............. 3,800 3,891,090
(1-day SOFR + 2.51%), 6.82%, 11/20/29 USD 3,015 3,174,326
(1-day SOFR + 5.44%), 5.88%, 07/08/31 574 556,744
(1-day SOFR + 2.76%), 3.73%, 01/14/32 213 178,528
(1-day SOFR + 3.65%), 7.08%, 02/10/34 1,077 1,107,528
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 229,974
Gaci First Investment Co., 5.13%, 02/14/53
(c)
1,637 1,477,904
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25 ................. 179 175,696
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,915,611
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
402 337,442
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
431 354,121
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
575 479,154
Intercontinental Exchange, Inc., 1.85%,
09/15/32 ..................... 818 654,191
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 871,607
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 1,533 1,491,394
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 990 984,015
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,075 990,491
3.59%, 07/22/28 ................. 1,430 1,365,141
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 .................... 3,133 2,987,886
(1-day SOFR + 1.59%), 5.16%, 04/20/29 2,376 2,389,582
(1-day SOFR + 1.63%), 5.45%, 07/20/29 745 759,119
(1-day SOFR + 1.83%), 6.41%, 11/01/29 2,049 2,171,498
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 .................... 1,042 1,014,884
(1-day SOFR + 1.14%), 2.70%, 01/22/31 377 329,565
(1-day SOFR + 3.12%), 3.62%, 04/01/31 285 262,550
(1-day SOFR + 2.05%), 6.63%, 11/01/34 215 238,017
(1-day SOFR + 1.36%), 2.48%, 09/16/36 301 238,569
Nasdaq, Inc., 5.55%, 02/15/34 ......... 137 142,322
Northern Trust Corp., 6.13%, 11/02/32 .... 779 836,517
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
.................... 851 896,372
S&P Global, Inc., 5.25%, 09/15/33
(b)
..... 497 519,970
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 236 267,853
State Street Corp.
(1-day SOFR + 2.60%), 2.90%, 03/30/26
(a)
USD 40 38,863
(1-day SOFR + 1.48%), 5.68%, 11/21/29
(a)
46 47,564
2.40%, 01/24/30 ................. 64 57,123
(1-day SOFR + 1.00%), 2.62%, 02/07/33
(a)
109 91,784
(3-mo. CME Term SOFR + 1.26%), 6.65%,
06/15/47
(a)
................... 30,005 24,605,228
Security
Par (000)
Par (000) Value
Capital Markets (continued)
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... USD 2,651 $ 2,627,326
UBS AG
1.38%, 01/13/25
(b)
................ 524 503,476
1.25%, 06/01/26 ................. 200 183,728
UBS Group AG
(5-Year USD Swap Semi + 4.34%), 7.00%
(a)
(b)(k)
........................ 13,976 13,971,688
(5-Year USD Swap Semi + 4.87%), 7.00%
(a)
(c)(k)
........................ 11,156 11,070,545
(5-Year USD Swap Semi + 4.59%), 6.88%
(a)
(c)(k)
........................ 3,239 3,179,273
4.13%, 09/24/25
(b)
................ 313 306,110
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(a)(c)(k)
................... 2,050 1,934,688
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(a)(b)
.................. 930 852,739
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(a)(b)(k)
................... 846 762,011
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(a)(b)(k)
................... 4,156 4,483,397
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(a)(b)(k)
................... 6,088 4,808,174
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a)(b)(k)
................... 3,553 3,937,666
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(a)(b)
973 1,196,046
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(a)(b)
.................. 1,059 1,121,082
Vivion Investments SARL, 3.00%, 08/08/24
(c)
EUR 900 928,696
157,557,237
Chemicals — 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 ................. USD 29 26,731
2.05%, 05/15/30 ................. 129 112,716
4.80%, 03/03/33 ................. 83 85,647
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 309,794
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 369 318,048
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 972,642
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
............... 1,397 1,465,080
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 881 856,136
3.38%, 02/15/29 ................. 1,484 1,331,785
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 2,357 1,962,202
Celanese US Holdings LLC, 6.70%, 11/15/33 532 577,006
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 1,234 1,175,392
4.63%, 11/15/29 ................. 464 407,370
DuPont de Nemours, Inc.
4.49%, 11/15/25 ................. 217 215,401
4.73%, 11/15/28 ................. 260 263,828
Eastman Chemical Co., 5.75%, 03/08/33 .. 1,521 1,571,524
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 7,172 6,602,806
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 1,645 1,684,338
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. USD 2,977 2,442,291
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 866,340

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,801 $ 2,678,315
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ................. EUR 100 106,658
8.50%, 03/15/29 ................. 749 871,360
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 472,841
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
. 1,961 1,428,126
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 2,313 2,440,452
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 859,166
MEGlobal BV
(b)
4.25%, 11/03/26 ................. 816 787,440
2.63%, 04/28/28 ................. 803 721,194
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,243,465
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 678 762,373
Nobian Finance BV, 3.63%, 07/15/26
(c)
.... 1,544 1,632,058
Nutrien Ltd.
5.95%, 11/07/25 ................. USD 155 157,692
4.90%, 03/27/28 ................. 264 266,377
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................ EUR 1,970 2,327,016
9.75%, 11/15/28
(b)
................ USD 4,458 4,731,690
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 410,667
8.75%, 05/03/29
(b)
................ 2,671 2,720,280
SCIL IV LLC
5.38%, 11/01/26
(b)
................ 1,825 1,751,876
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.34%, 11/01/26
(a)(c)
............. EUR 584 644,552
9.50%, 07/15/28
(c)
................ 1,013 1,190,991
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ................. USD 165 146,604
4.00%, 04/01/31 ................. 920 780,533
4.38%, 02/01/32 ................. 204 172,384
Sherwin-Williams Co. (The)
3.95%, 01/15/26 ................. 24 23,531
3.45%, 06/01/27 ................. 220 212,355
2.95%, 08/15/29 ................. 249 229,061
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 3,650 3,166,375
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 1,863 2,027,290
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 729 701,371
5.63%, 08/15/29 ................. 5,253 4,622,414
7.38%, 03/01/31 ................. 1,469 1,469,448
65,003,032
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
1,453 1,344,011
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 3,873 3,852,662
9.75%, 07/15/27
(b)
................ 3,540 3,468,835
3.63%, 06/01/28
(c)
................ EUR 808 781,501
4.63%, 06/01/28
(b)
................ USD 8,877 8,092,589
4.88%, 06/01/28
(c)
................ GBP 1,185 1,268,787
6.00%, 06/01/29
(b)
................ USD 6,106 4,978,185
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 917,236
4.75%, 10/15/29 ................. 1,044 980,650
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 567,578
5.75%, 07/15/29 ................. 2,047 1,908,323
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 3,077 2,984,813
Ashtead Capital, Inc., 5.95%, 10/15/33
(b)
... 1,483 1,510,880
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.63%, 05/15/28 ............... EUR 865 925,792
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
(3-mo. EURIBOR + 5.50%), 9.50%,
05/15/28 .................... EUR 724 $ 787,271
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. USD 1,539 1,508,054
6.38%, 02/01/31 ................. 807 819,956
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 1,506 1,315,777
5.00%, 09/01/30 ................. 398 338,762
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 682 657,577
9.50%, 11/01/27 ................. 488 491,977
7.75%, 02/15/28 ................. 3,436 3,554,918
6.00%, 06/01/29 ................. 128 114,736
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 628,572
3.75%, 08/01/25 ................. 2,171 2,120,213
4.00%, 08/01/28 ................. 1,744 1,612,141
3.50%, 09/01/28 ................. 839 775,287
4.75%, 06/15/29 ................. 525 494,529
4.38%, 08/15/29 ................. 1,396 1,288,347
6.75%, 01/15/31 ................. 3,311 3,411,260
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 530 572,862
4.88%, 08/15/25 ................. 1,396 1,437,089
3.50%, 07/15/26 ................. 140 130,597
9.25%, 03/15/28 ................. 158 158,959
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,401,894
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,695 2,513,081
Paprec Holding SA
(c)
6.50%, 11/17/27 ................. EUR 515 607,422
3.50%, 07/01/28 ................. 413 437,694
7.25%, 11/17/29 ................. 500 591,303
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 1,630 1,638,831
6.25%, 01/15/28 ................. 2,389 2,375,069
Q-Park Holding I BV
(c)
1.50%, 03/01/25 ................. EUR 1,183 1,276,928
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.97%, 03/01/26
(a)
.............. 360 395,456
Republic Services, Inc.
4.88%, 04/01/29 ................. USD 1,056 1,075,694
5.00%, 12/15/33 ................. 940 959,759
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,823 2,002,940
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 870 937,755
Verisure Holding AB
(c)
3.25%, 02/15/27 ................. 512 541,500
9.25%, 10/15/27 ................. 1,631 1,931,568
7.13%, 02/01/28 ................. 1,173 1,359,530
Waste Management, Inc., 2.00%, 06/01/29 . USD 742 660,393
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 6,605 6,357,312
Williams Scotsman, Inc.
(b)
6.13%, 06/15/25 ................. 1,546 1,549,046
7.38%, 10/01/31 ................. 1,603 1,681,157
86,095,058
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 1,337 1,089,655
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,658 2,369,554
4.75%, 09/01/29 ................. 433 290,718
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 244 242,096

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
2.75%, 05/24/31 ................. USD 157 $ 134,188
Viasat , Inc.
(b)
5.63%, 09/15/25 ................. 2,988 2,913,418
5.63%, 04/15/27 ................. 1,944 1,880,820
7.50%, 05/30/31 ................. 264 207,240
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 720,487
9,848,176
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 926 918,870
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,490,510
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 1,845 2,014,179
2.63%, 05/30/27 ................. 444 456,315
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... USD 7,393 7,818,319
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,393,735
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,008 1,228,635
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. 807 1,024,775
5.75%, 03/03/25 ................. 221 279,233
3.88%, 03/01/27 ................. 607 712,783
4.13%, 09/01/29 ................. 840 924,822
Pike Corp., 8.63%, 01/31/31
(b)
......... USD 437 459,218
Webuild SpA, 7.00%, 09/27/28
(c)
........ EUR 989 1,145,652
20,867,046
Construction Materials — 0.1%
(b)
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(k)
............... USD 1,330 1,256,743
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 ................. 3,315 3,263,881
8.88%, 11/15/31 ................. 3,534 3,714,856
8,235,480
Consumer Finance — 0.4%
Ally Financial, Inc.
5.80%, 05/01/25 ................. 794 794,686
5.75%, 11/20/25 ................. 1,293 1,284,945
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
991 1,018,147
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
.................... 682 707,012
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 3,997 4,100,562
(1-day SOFR + 3.07%), 7.62%, 10/30/31 984 1,081,304
(1-day SOFR + 1.34%), 2.36%, 07/29/32 440 333,348
(1-day SOFR + 1.27%), 2.62%, 11/02/32 54 43,199
(1-day SOFR + 2.86%), 6.38%, 06/08/34 520 535,183
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. 1,648 1,601,650
2.63%, 03/20/25 ................. 829 794,240
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 318 349,595
5.38%, 02/15/26 ................. GBP 1,003 1,214,499
4.25%, 06/01/28 ................. 155 168,429
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 1,818 2,283,838
3.38%, 11/13/25 ................. USD 1,688 1,615,267
6.86%, 06/05/26 ................. GBP 151 198,412
4.13%, 08/17/27 ................. USD 279 264,125
7.35%, 11/04/27 ................. 364 383,856
6.80%, 05/12/28 ................. 1,259 1,314,963
6.80%, 11/07/28 ................. 408 426,917
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.35%, 03/06/30 ................. USD 2,302 $ 2,473,040
7.20%, 06/10/30 ................. 2,624 2,794,681
7.12%, 11/07/33 ................. 449 483,769
General Motors Financial Co., Inc., 5.40%,
04/06/26 ..................... 2,313 2,327,663
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 2,320 2,180,858
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(k)
...... EUR 1,400 1,550,074
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. USD 636 666,115
8.13%, 03/30/29 ................. 915 956,378
Navient Corp.
5.50%, 03/15/29 ................. 1,399 1,290,077
9.38%, 07/25/30 ................. 973 1,019,390
OneMain Finance Corp.
7.13%, 03/15/26 ................. 2,323 2,366,647
3.50%, 01/15/27 ................. 820 758,864
6.63%, 01/15/28 ................. 899 907,576
9.00%, 01/15/29 ................. 1,447 1,529,810
5.38%, 11/15/29 ................. 451 422,316
7.88%, 03/15/30 ................. 1,893 1,948,599
4.00%, 09/15/30 ................. 385 329,466
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,232,679
Toyota Motor Credit Corp.
5.00%, 08/14/26 ................. 1,158 1,171,860
5.25%, 09/11/28 ................. 607 628,523
3.38%, 04/01/30 ................. 100 93,993
Volkswagen International Finance NV
(a)(c)(k)
Series PNC5, (5-Year EUR Swap Annual +
4.29%), 7.50% ................ EUR 400 479,666
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,000 1,010,284
49,136,505
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... USD 1,049 969,515
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 1,949 1,838,893
4.63%, 01/15/27 ................. 830 806,928
5.88%, 02/15/28 ................. 1,081 1,081,725
6.50%, 02/15/28 ................. 1,136 1,149,573
3.50%, 03/15/29 ................. 1,528 1,387,397
4.88%, 02/15/30 ................. 698 668,214
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 2,612 3,082,718
4.50%, 02/16/26 ................. 3,384 4,074,021
Cencosud SA, 4.38%, 07/17/27
(c)
....... USD 2,785 2,665,767
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. GBP 1,800 2,019,046
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,720 1,577,572
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 1,112 1,193,679
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 510,010
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 350 332,410
4.63%, 06/01/30 ................. 1,174 1,094,123
7.25%, 01/15/32 ................. 1,193 1,243,956
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 ................. 150 132,041
4.80%, 11/18/44 ................. 480 399,925
4.10%, 04/15/50 ................. 718 521,392
26,748,905
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 2,703 2,693,317
2.00%, 09/01/28
(c)
................ EUR 1,032 1,008,761

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.00%, 09/01/29
(b)
................ USD 5,707 $ 4,830,841
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 2,659 2,585,935
2.13%, 08/15/26
(c)
................ EUR 1,570 1,540,773
4.13%, 08/15/26
(b)
................ USD 2,549 2,325,963
4.75%, 07/15/27
(c)
................ GBP 1,461 1,346,471
5.25%, 08/15/27
(b)
................ USD 1,013 786,964
Ball Corp., 6.00%, 06/15/29 .......... 1,153 1,177,412
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,795 2,596,542
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 770,006
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 1,576 1,550,106
8.75%, 04/15/30 ................. 3,896 3,632,501
Crown Americas LLC
4.75%, 02/01/26 ................. 353 349,646
4.25%, 09/30/26 ................. 620 601,401
5.25%, 04/01/30 ................. 179 176,285
Crown European Holdings SA
(c)
3.38%, 05/15/25 ................. EUR 662 724,420
5.00%, 05/15/28 ................. 660 754,993
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... 1,535 1,847,074
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... USD 993 921,413
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,406,611
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 2,029 1,840,269
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
383 219,863
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,515 1,372,628
9.50%, 11/01/28 ................. 2,326 2,349,260
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 14,695 14,954,822
9.25%, 04/15/27 ................. 355 348,452
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 1,244 1,436,486
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. USD 183 183,023
7.25%, 05/15/31 ................. 767 777,653
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 2,923 2,511,968
Sealed Air Corp.
(b)
6.13%, 02/01/28 ................. 1,179 1,189,154
5.00%, 04/15/29 ................. 308 297,840
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 664,470
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(d)
............... 3,441 3,375,996
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.75%, 08/15/26
(a)(c)
............. EUR 977 1,074,784
8.50%, 08/15/27
(b)(d)
............... USD 800 784,399
WRKCo , Inc.
3.75%, 03/15/25 ................. 224 219,756
4.65%, 03/15/26 ................. 231 229,407
4.00%, 03/15/28 ................. 42 40,500
4.90%, 03/15/29 ................. 323 324,768
68,822,933
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 1,019 908,407
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 2,258 2,177,313
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 430,143
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 448 461,248
3,977,111
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 32 32,683
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 876,296
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 2,286 $ 2,255,776
Service Corp. International
5.13%, 06/01/29 ................. USD 716 701,680
3.38%, 08/15/30 ................. 1,285 1,120,643
4.00%, 05/15/31 ................. 1,901 1,702,346
Sotheby's
(b)
7.38%, 10/15/27 ................. 3,840 3,703,281
5.88%, 06/01/29 ................. 3,842 3,322,791
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
.... EUR 1,213 1,319,005
15,034,501
Diversified REITs — 0.2%
ERP Operating LP
4.15%, 12/01/28 ................. USD 603 591,887
1.85%, 08/01/31 ................. 618 506,858
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 761 635,901
HAT Holdings I LLC
(b)
3.38%, 06/15/26 ................. 1,302 1,223,709
8.00%, 06/15/27 ................. 543 565,450
Highwoods Realty LP, 7.65%, 02/01/34 ... 665 717,404
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 ................. 38 38,046
2.70%, 01/15/34 ................. 1,182 950,109
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,328 1,216,418
Mid-America Apartments LP, 3.60%, 06/01/27 345 333,435
MPT Operating Partnership LP
2.50%, 03/24/26 ................. GBP 1,453 1,502,174
5.25%, 08/01/26 ................. USD 1,055 943,105
4.63%, 08/01/29 ................. 2,389 1,717,836
3.50%, 03/15/31 ................. 2,477 1,548,688
Prologis LP
2.25%, 01/15/32 ................. 332 276,847
4.63%, 01/15/33 ................. 840 843,727
4.75%, 06/15/33 ................. 218 220,949
5.13%, 01/15/34 ................. 681 702,834
Simon Property Group LP
3.30%, 01/15/26 ................. 433 419,476
5.50%, 03/08/33 ................. 482 498,036
VICI Properties LP
4.63%, 12/01/29
(b)
................ 1,637 1,542,462
4.95%, 02/15/30 ................. 833 808,277
4.13%, 08/15/30
(b)
................ 2,667 2,429,438
5.13%, 05/15/32 ................. 2,144 2,089,979
5.63%, 05/15/52 ................. 1,357 1,301,105
23,624,150
Diversified Telecommunication Services — 1.3%
Altice Financing SA, 11.50%, 02/01/27 .... EUR 1,369 1,515,086
Altice France SA
2.50%, 01/15/25
(c)
................ 100 106,084
2.13%, 02/15/25
(c)
................ 864 917,660
5.88%, 02/01/27
(c)
................ 650 637,220
8.13%, 02/01/27
(b)
................ USD 2,706 2,494,473
3.38%, 01/15/28
(c)
................ EUR 544 473,201
5.50%, 01/15/28
(b)
................ USD 3,359 2,766,389
5.13%, 01/15/29
(b)
................ 679 528,091
4.00%, 07/15/29
(c)
................ EUR 1,105 946,859
5.13%, 07/15/29
(b)
................ USD 400 311,208
5.50%, 10/15/29
(b)
................ 2,753 2,158,694
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(f)(l)
1,000 1,939
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(c)
.............. EUR 236 248,157

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(b)
................... USD 700 $ 598,429
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83
(c)
................... GBP 1,726 2,319,596
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. USD 1,327 1,269,650
5.38%, 06/01/29 ................. 3,058 2,882,429
6.38%, 09/01/29 ................. 2,617 2,580,788
4.50%, 08/15/30 ................. 788 710,370
4.25%, 02/01/31 ................. 4,075 3,561,266
7.38%, 03/01/31 ................. 9,089 9,328,622
4.75%, 02/01/32 ................. 1,448 1,277,078
4.25%, 01/15/34 ................. 959 779,309
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 600 611,129
2.13%, 08/11/30
(m)
................ 2,500 2,835,891
1.75%, 10/23/30 ................. 1,800 1,739,655
0.75%, 11/20/31
(m)
................ 1,600 1,469,668
eircom Finance DAC, 1.75%, 11/01/24
(c)
... 444 481,805
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,948 1,881,965
5.00%, 05/01/28 ................. 2,737 2,529,472
8.75%, 05/15/30 ................. 5,720 5,884,214
8.63%, 03/15/31 ................. 562 573,016
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 4,930 4,920,354
7.00%, 10/15/28 ................. 1,458 1,450,840
Iliad SA
(c)
5.38%, 06/14/27 ................. EUR 1,600 1,810,478
5.38%, 02/15/29 ................. 2,300 2,602,562
5.63%, 02/15/30 ................. 1,800 2,053,480
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 2,423 2,471,367
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
266 273,829
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 5,028 4,826,880
4.63%, 09/15/27 ................. 5,410 3,246,000
3.63%, 01/15/29 ................. 510 260,100
11.00%, 11/15/29
(n)
............... 3,717 3,717,486
10.50%, 05/15/30 ................ 5,125 4,969,634
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 3,427 3,688,618
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 2,433 1,570,185
RCS & RDS SA
(c)
2.50%, 02/05/25 ................. EUR 2,200 2,367,341
3.25%, 02/05/28 ................. 200 196,364
Sprint Capital Corp., 6.88%, 11/15/28 ..... USD 2,136 2,314,422
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,756 1,717,556
6.00%, 09/30/34 ................. 3,323 3,155,781
7.20%, 07/18/36 ................. 1,363 1,368,212
7.72%, 06/04/38 ................. 795 809,581
Telecom Italia SpA
5.30%, 05/30/24
(b)
................ 1,855 1,846,372
2.75%, 04/15/25
(c)
................ EUR 651 698,980
3.63%, 05/25/26
(c)
................ 170 184,311
2.38%, 10/12/27
(c)
................ 400 411,817
6.88%, 02/15/28
(c)
................ 2,471 2,898,908
7.88%, 07/31/28
(c)
................ 2,042 2,499,981
1.63%, 01/18/29
(c)
................ 2,232 2,123,046
5.25%, 03/17/55 ................. 300 305,140
Telefonica Emisiones SA, 4.10%, 03/08/27 . USD 184 180,218
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 5,014 5,083,218
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.88%, 02/08/29 ................. USD 1,566 $ 1,518,209
1.50%, 09/18/30 ................. 56 46,136
1.68%, 10/30/30 ................. 711 585,689
1.75%, 01/20/31 ................. 1,505 1,237,831
5.85%, 09/15/35 ................. 33 35,378
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,190,244
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................ GBP 361 426,788
5.50%, 05/15/29
(b)
................ USD 400 386,497
4.25%, 01/15/30
(c)
................ GBP 108 119,968
4.50%, 08/15/30
(b)
................ USD 1,043 928,583
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 19,729 15,818,211
6.13%, 03/01/28 ................. 2,566 1,884,624
146,620,632
Electric Utilities — 0.9%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,798 1,506,006
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
895 939,783
American Electric Power Co., Inc., 5.70%,
08/15/25 ..................... 1,589 1,599,434
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 636 562,876
4.95%, 04/01/33 ................. 37 37,664
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 191 166,487
6.45%, 10/15/32 ................. 44 48,381
4.95%, 01/15/33 ................. 497 506,205
Duke Energy Corp.
2.65%, 09/01/26 ................. 1,483 1,407,209
2.45%, 06/01/30 ................. 425 370,507
2.55%, 06/15/31 ................. 86 73,379
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 14,277,939
Duke Energy Florida LLC, 2.50%, 12/01/29 . 1,375 1,225,927
Duke Energy Ohio, Inc.
2.13%, 06/01/30 ................. 58 49,335
5.25%, 04/01/33 ................. 46 47,389
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 306 291,839
5.70%, 04/01/35 ................. 30 31,225
Edison International
5.25%, 11/15/28 ................. 965 970,932
6.95%, 11/15/29 ................. 271 294,095
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 2,111 2,154,985
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88%,
06/15/54
(a)
................... 520 523,900
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 527,059
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,800 1,848,012
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 343,624
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. USD 1,276 1,094,569
Eversource Energy, 5.95%, 02/01/29 ..... 728 762,401
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(d)
......... 1,200 1,154,165
2.65%, 03/01/30 ................. 260 224,622
Florida Power & Light Co., 4.80%, 05/15/33 . 483 488,414

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Georgia Power Co., 4.70%, 05/15/32 ..... USD 648 $ 645,325
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 2,609 2,553,559
MidAmerican Energy Co., 5.75%, 11/01/35 . 80 85,341
Naturgy Finance BV
(a)(c)(k)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 546,321
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,406,432
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 ................. USD 985 994,319
2.25%, 06/01/30 ................. 29 24,807
5.05%, 02/28/33 ................. 407 407,761
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 27,037 22,900,945
NextEra Energy Operating Partners LP
(b)
3.88%, 10/15/26 ................. 330 314,199
7.25%, 01/15/29 ................. 819 857,417
Northern States Power Co., 2.25%, 04/01/31 35 30,021
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 664 598,652
7.00%, 03/15/33 ................. 1,180 1,247,207
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 797 646,850
5.00%, 06/01/33 ................. 150 150,851
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ................. 1,711 1,649,333
5.75%, 03/15/29 ................. 37 39,051
5.65%, 11/15/33
(b)
................ 316 336,641
Pacific Gas & Electric Co.
3.00%, 06/15/28 ................. 1,402 1,277,718
6.10%, 01/15/29 ................. 750 776,098
4.55%, 07/01/30 ................. 1,583 1,507,614
3.25%, 06/01/31 ................. 1,000 866,011
6.95%, 03/15/34 ................. 2,445 2,685,612
PacifiCorp, 2.70%, 09/15/30 .......... 113 97,916
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
682 718,252
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,277 2,153,722
PECO Energy Co., 4.90%, 06/15/33 ..... 372 378,185
PG&E Corp., 4.25%, 12/01/27
(b)(m)
....... 4,225 4,427,800
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 1,552 1,574,500
5.20%, 08/01/33 ................. 375 389,180
Southern California Edison Co.
Series 20C, 1.20%, 02/01/26 ........ 495 460,872
Series G, 2.50%, 06/01/31 .......... 1,259 1,077,999
6.00%, 01/15/34 ................. 1,080 1,184,205
Southern Co. (The), 5.20%, 06/15/33 ..... 968 987,417
Tampa Electric Co., 2.40%, 03/15/31 ..... 32 26,986
Virginia Electric & Power Co.
Series B, 3.75%, 05/15/27 .......... 372 363,198
2.30%, 11/15/31 ................. 270 226,773
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ................. 2,884 2,843,429
5.13%, 05/13/25 ................. 2,162 2,140,975
7.75%, 10/15/31 ................. 1,848 1,919,313
6.95%, 10/15/33 ................. 1,150 1,210,301
98,257,471
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 1,494 1,512,341
6.30%, 02/15/30 ................. 1,670 1,713,272
6.40%, 04/15/33 ................. 1,149 1,197,568
Sensata Technologies BV
4.00%, 04/15/29 ................. 1,157 1,075,218
5.88%, 09/01/30 ................. 735 730,234
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Vertiv Group Corp., 4.13%, 11/15/28 ..... USD 4,039 $ 3,789,468
10,018,101
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... 2,295 2,179,688
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,528 1,417,163
3.75%, 02/15/31 ................. 545 479,998
4,076,849
Energy Equipment & Services — 0.8%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,121 2,126,302
6.25%, 04/01/28 ................. 4,004 3,943,940
Borr IHC Ltd.
(b)
10.00%, 11/15/28 ................ 1,793 1,873,739
10.38%, 11/15/30 ................ 997 1,028,468
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
...... 3,596 3,701,633
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,899,403
Halliburton Co., 2.92%, 03/01/30 ....... 99 89,028
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,509,100
7.50%, 01/15/28 ................. 1,985 1,716,527
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 3,191 3,189,936
7.38%, 05/15/27
(b)
................ 168 164,587
9.13%, 01/31/30
(b)
................ 1,410 1,415,725
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 1,765 1,836,576
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 360 348,941
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 525 556,186
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 444,556
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
... 1,237 1,290,599
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,042,650
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 657 666,833
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 649 673,329
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 2,970 2,917,909
11.50%, 01/30/27 ................ 3,032 3,168,440
8.00%, 02/01/27 ................. 1,532 1,493,700
8.75%, 02/15/30 ................. 4,222 4,410,770
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,862 2,849,929
6.88%, 09/01/27 ................. 2,621 2,589,933
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 4,257 4,361,467
Vallourec SACA, 8.50%, 06/30/26
(c)
...... EUR 1,531 1,698,385
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 3,527 3,561,907
9.50%, 02/01/29 ................. 11,773 12,457,800
8.38%, 06/01/31 ................. 7,222 7,218,261
9.88%, 02/01/32 ................. 5,637 5,871,719
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 1,224 1,266,618
8.63%, 04/30/30 ................. 3,195 3,335,769
86,720,665
Entertainment — 0.1%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 1,681 1,257,556
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 653,063
5.63%, 03/15/26 ................. 284 281,404
6.50%, 05/15/27 ................. 3,299 3,356,805
4.75%, 10/15/27 ................. 2,302 2,207,238
Netflix, Inc., 5.38%, 11/15/29
(b)
......... 479 494,864
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... 488 495,511

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 $ 670,986
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................. EUR 376 431,141
10.00%, 10/11/28 ................ GBP 471 622,789
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 399 348,147
10,819,504
Financial Services — 0.8%
Agps Bondco plc
(c)(f)(l)
6.00%, 08/05/25 ................. EUR 600 239,447
5.50%, 11/13/26 ................. 1,000 380,863
5.00%, 01/14/29 ................. 2,400 845,184
Banco Votorantim SA, 4.50%, 09/24/24
(c)
.. USD 1,378 1,353,968
Block, Inc.
2.75%, 06/01/26 ................. 2,093 1,973,761
3.50%, 06/01/31 ................. 5,664 5,029,355
Cerved Group SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 9.18%, 02/15/29
(a)(c)
.... EUR 747 796,860
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 1,096 1,092,603
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 281 259,632
4.70%, 07/15/27 ................. 584 583,958
Fiserv, Inc.
3.85%, 06/01/25 ................. 742 727,947
2.25%, 06/01/27 ................. 350 323,647
2.65%, 06/01/30 ................. 214 188,137
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 523 571,182
12.25%, 10/01/30 ................ 519 569,736
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,624 1,414,603
7.75%, 11/01/25 ................. GBP 381 371,613
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. USD 263 266,945
8.00%, 02/15/27 ................. 2,220 2,275,589
8.00%, 06/15/28 ................. 620 641,451
Global Payments, Inc.
1.20%, 03/01/26 ................. 502 461,190
4.80%, 04/01/26 ................. 157 155,631
2.15%, 01/15/27 ................. 130 119,678
2.90%, 11/15/31 ................. 289 247,207
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,491,005
JPMorgan Chase Bank NA, 5.11%, 12/08/26 1,655 1,669,850
Mastercard, Inc., 2.00%, 11/18/31 ....... 275 231,942
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,150,579
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 6,442 6,300,006
6.00%, 01/15/27 ................. 1,020 1,012,350
5.13%, 12/15/30 ................. 967 874,296
5.75%, 11/15/31 ................. 1,240 1,156,186
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,416,431
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 3,107,596
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
USD 1,271 1,350,432
Nexi SpA, 0.00%, 02/24/28
(c)(m)(o)
........ EUR 3,200 3,058,912
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(k)
........ 600 631,735
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
.................... USD 1,371 1,411,262
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,043,911
7.75%, 02/15/26 ................. 3,171 3,225,953
6.88%, 04/01/27 ................. 1,826 1,824,749
8.00%, 04/15/27 ................. 2,217 2,298,089
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.88%, 07/01/29 ................. USD 3,008 $ 2,932,679
9.88%, 07/15/31 ................. 1,645 1,828,006
7.00%, 01/15/32 ................. 1,643 1,695,038
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 6,264 5,778,540
3.88%, 03/01/31 ................. 633 556,721
4.00%, 10/15/33 ................. 295 250,611
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,833,603
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo.
EURIBOR + 3.25%), 7.24%, 08/15/27
(a)(e)(g)
EUR 6,599 7,040,013
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
.................... 726 772,895
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 12,972,535
Visa, Inc.
1.90%, 04/15/27 ................. 30 27,885
1.10%, 02/15/31 ................. 113 91,576
Worldline SA, 0.00%, 07/30/26
(c)(m)(o)
..... EUR 1,907 1,877,817
96,803,390
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... USD 573 601,675
Chobani LLC
(b)
7.50%, 04/15/25 ................. 5,868 5,838,660
4.63%, 11/15/28 ................. 4,454 4,163,642
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 1,483 1,484,097
J M Smucker Co. (The)
5.90%, 11/15/28 ................. 997 1,048,256
6.20%, 11/15/33 ................. 488 532,255
4.25%, 03/15/35 ................. 111 103,159
Kraft Heinz Foods Co., 3.88%, 05/15/27 ... 2,943 2,886,556
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,345,724
4.13%, 01/31/30 ................. 2,179 2,008,886
4.38%, 01/31/32 ................. 271 247,226
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
1,339 1,416,006
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 521,869
5.63%, 01/15/28 ................. 413 409,263
5.50%, 12/15/29 ................. 124 119,482
4.63%, 04/15/30 ................. 129 118,660
4.50%, 09/15/31 ................. 278 249,129
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................ GBP 977 1,156,043
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,319 1,141,171
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................. EUR 240 266,538
7.25%, 04/15/28 ................. 850 993,157
26,651,454
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. USD 1,296 1,338,350
Atmos Energy Corp.
2.63%, 09/15/29 ................. 152 138,398
5.90%, 11/15/33 ................. 82 88,965
DCP Midstream Operating LP, 3.25%, 02/15/32 2,429 2,106,217
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 1,403 1,472,538
ONE Gas, Inc.
2.00%, 05/15/30 ................. 36 30,533
4.25%, 09/01/32 ................. 34 32,608
Promigas SA ESP
3.75%, 10/16/29
(c)
................ 1,344 1,191,994
3.75%, 10/16/29
(b)
................ 1,668 1,479,349
Southern California Gas Co., 2.95%, 04/15/27 364 345,235

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... USD 619 $ 561,177
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,376 1,287,553
10,072,917
Ground Transportation — 0.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 1,623,528
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
1,208 1,206,339
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
.................... EUR 756 770,942
Burlington Northern Santa Fe LLC
7.00%, 12/15/25 ................. USD 89 92,941
3.25%, 06/15/27 ................. 53 51,084
Canadian National Railway Co.
3.85%, 08/05/32 ................. 456 433,838
6.20%, 06/01/36 ................. 39 43,606
CSX Corp.
3.25%, 06/01/27 ................. 477 459,630
4.25%, 03/15/29 ................. 292 291,698
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 797 847,954
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(k)
................... GBP 1,742 1,949,893
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,313,842
Norfolk Southern Corp.
3.15%, 06/01/27 ................. 3,046 2,909,743
5.05%, 08/01/30 ................. 334 341,955
2.30%, 05/15/31 ................. 467 402,927
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 2,946 2,731,353
4.45%, 01/29/26 ................. 163 159,267
5.88%, 11/15/27 ................. 415 424,168
RXO, Inc., 7.50%, 11/15/27
(b)
.......... 647 667,613
Ryder System, Inc., 6.60%, 12/01/33 ..... 431 477,849
Uber Technologies, Inc.
(b)
7.50%, 09/15/27 ................. 2,559 2,650,177
6.25%, 01/15/28 ................. 734 735,841
4.50%, 08/15/29 ................. 4,882 4,657,264
Union Pacific Corp., 3.38%, 02/01/35 ..... 230 203,203
25,446,655
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 714 769,902
4.63%, 07/15/28
(b)
................ USD 2,430 2,348,549
3.88%, 11/01/29
(b)
................ 1,465 1,330,392
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 7,241 7,638,821
Baxter International, Inc., 2.54%, 02/01/32 . 494 414,176
Becton Dickinson & Co., 3.70%, 06/06/27 .. 1,157 1,121,186
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,856,421
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 3,346 3,025,266
5.25%, 10/01/29 ................. 7,623 7,185,260
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 212 211,076
4.50%, 03/30/33 ................. 616 616,199
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 167,194
26,684,442
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 694,318
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,328,984
Centene Corp.
3.00%, 10/15/30 ................. 327 283,196
2.63%, 08/01/31 ................. 1,890 1,568,175
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(k)
GBP 1,100 $ 743,121
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. USD 1,857 1,725,400
6.00%, 01/15/29 ................. 3,257 2,931,723
5.25%, 05/15/30 ................. 2,937 2,456,350
4.75%, 02/15/31 ................. 2,554 2,007,789
CVS Health Corp., 5.00%, 02/20/26 ...... 1,365 1,371,449
Elevance Health, Inc.
5.35%, 10/15/25 ................. 331 333,313
4.10%, 05/15/32 ................. 688 657,031
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 110,984
4.75%, 02/01/30 ................. 1,711 1,611,301
4.63%, 04/01/31 ................. 1,701 1,565,232
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.. EUR 1,372 1,565,480
HCA, Inc.
3.50%, 09/01/30 ................. USD 1,448 1,312,650
3.63%, 03/15/32 ................. 840 751,107
5.50%, 06/01/33 ................. 446 453,003
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 4,174 3,875,597
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 1,965 1,814,165
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................. 1,819 1,838,264
11.00%, 10/15/30 ................ 2,024 2,131,580
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,291 2,262,363
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,030 974,153
3.88%, 11/15/30 ................. 829 745,189
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,568,021
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 247 240,825
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 454 450,404
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,942,688
10.00%, 04/15/27 ................ 2,252 2,274,520
Sutter Health
Series 2018, 3.70%, 08/15/28 ........ 87 83,342
Series 20A, 2.29%, 08/15/30 ........ 291 249,419
5.16%, 08/15/33 ................. 152 154,011
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 1,013 1,001,586
6.25%, 02/01/27 ................. 1,151 1,156,641
5.13%, 11/01/27 ................. 1,149 1,123,206
4.63%, 06/15/28 ................. 234 223,309
6.13%, 10/01/28 ................. 1,854 1,848,753
6.13%, 06/15/30 ................. 515 520,710
6.75%, 05/15/31
(b)
................ 5,802 5,929,934
UnitedHealth Group, Inc.
4.00%, 05/15/29 ................. 316 311,354
2.30%, 05/15/31 ................. 354 306,748
4.63%, 07/15/35 ................. 677 680,341
5.80%, 03/15/36 ................. 190 207,583
58,385,312
Health Care REITs — 0.0%
Healthpeak OP LLC
1.35%, 02/01/27 ................. 157 140,859
3.00%, 01/15/30 ................. 74 65,805
5.25%, 12/15/32 ................. 552 558,011
Welltower OP LLC
4.00%, 06/01/25 ................. 420 412,423
2.75%, 01/15/32 ................. 639 543,791

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.85%, 06/15/32 ................. USD 545 $ 503,931
2,224,820
Health Care Technology — 0.1%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 12,534 11,370,563
IQVIA, Inc.
5.00%, 10/15/26 ................. 1,065 1,054,825
5.00%, 05/15/27 ................. 247 242,417
6.25%, 02/01/29 ................. 2,416 2,522,176
6.50%, 05/15/30 ................. 789 808,810
15,998,791
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 2,331 2,251,479
7.25%, 07/15/28
(b)
................ 2,660 2,765,566
4.50%, 02/15/29
(b)
................ 233 216,699
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 802,528
Service Properties Trust
7.50%, 09/15/25 ................. 880 889,780
8.63%, 11/15/31
(b)
................ 5,241 5,489,596
12,415,648
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 315 297,588
4.38%, 01/15/28 ................. 1,015 969,406
4.00%, 10/15/30 ................. 1,702 1,526,522
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a)(c)(k)
................... EUR 700 750,182
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................ USD 1,000 1,029,200
7.25%, 04/30/30
(c)
................ EUR 1,529 1,772,337
Booking Holdings, Inc.
3.55%, 03/15/28 ................. USD 1,097 1,059,575
4.63%, 04/13/30 ................. 419 422,135
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 774 744,666
4.75%, 06/15/31
(b)
................ 882 809,521
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 1,813 1,704,935
Burger King France SAS
(3-mo. EURIBOR at 4.75% Floor + 4.75%),
8.72%, 11/01/26
(a)(c)
............. EUR 409 453,773
Caesars Entertainment, Inc.
(b)
8.13%, 07/01/27 ................. USD 7,040 7,216,697
4.63%, 10/15/29 ................. 2,742 2,473,302
7.00%, 02/15/30 ................. 4,982 5,108,727
Carnival Corp.
7.63%, 03/01/26
(c)
................ EUR 2,558 2,863,439
7.63%, 03/01/26
(b)
................ USD 216 219,905
5.75%, 03/01/27
(b)
................ 4,604 4,490,896
4.00%, 08/01/28
(b)
................ 2,674 2,486,119
6.00%, 05/01/29
(b)
................ 4,702 4,524,290
7.00%, 08/15/29
(b)
................ 856 893,767
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 14,453 15,730,920
Carnival plc, 1.00%, 10/28/29 ......... EUR 686 542,612
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 666 649,350
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,118,247
6.50%, 10/01/28 ................. 435 431,701
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................. 3,872 3,710,909
5.75%, 04/01/30 ................. 3,971 3,871,691
6.75%, 05/01/31 ................. 2,137 2,168,917
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,455 1,603,035
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.88%, 07/31/28 ................. EUR 410 $ 471,856
(3-mo. EURIBOR + 4.50%), 8.45%,
07/31/28
(a)
................... 635 708,845
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c)(d)(j)
1,144 722,755
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ 156 8,040
7.50%, 11/30/27 ................. 214 1,181
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 ................. GBP 502 618,462
4.88%, 08/28/25 ................. 619 762,379
4.50%, 08/28/27 ................. 200 224,331
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 1,228 1,248,934
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. USD 930 843,854
6.75%, 01/15/30 ................. 525 460,951
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,061 1,167,461
GLP Capital LP
5.30%, 01/15/29 ................. USD 277 275,398
4.00%, 01/15/30 ................. 196 178,846
3.25%, 01/15/32 ................. 1,621 1,368,533
6.75%, 12/01/33 ................. 915 987,130
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 1,387 1,387,526
3.75%, 05/01/29
(b)
................ 172 159,466
4.88%, 01/15/30 ................. 280 271,364
4.00%, 05/01/31
(b)
................ 1,134 1,038,659
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,157,458
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,573 1,668,209
International Game Technology plc, 5.25%,
01/15/29
(b)
.................... USD 671 657,042
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or
8.00% PIK), 10/02/25
(c)(j)
........... EUR 702 769,161
Life Time, Inc., 8.00%, 04/15/26
(b)
....... USD 809 816,356
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 475 486,357
7.50%, 09/01/31 ................. 1,067 1,112,941
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 1,443 1,492,011
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,738,240
Lottomatica SpA
(c)
9.75%, 09/30/27 ................. EUR 669 798,734
(3-mo. EURIBOR + 4.13%), 8.10%,
06/01/28
(a)
................... 209 232,768
(3-mo. EURIBOR + 4.13%), 8.10%,
06/01/28
(a)
................... 959 1,068,057
(3-mo. EURIBOR + 4.00%), 7.93%,
12/15/30
(a)
................... 1,016 1,132,807
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,150,458
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 ................. 1,200 1,165,125
5.75%, 07/21/28 ................. 400 368,250
5.38%, 12/04/29 ................. 3,057 2,690,160
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,938,949
MGM China Holdings Ltd.
(b)
5.38%, 05/15/24 ................. 200 199,020
5.25%, 06/18/25 ................. 400 391,500
5.88%, 05/15/26 ................. 400 390,000
4.75%, 02/01/27 ................. 440 417,450
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(j)
........... EUR 150 162,446
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,053 979,290

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... USD 1,048 $ 969,194
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,674 2,612,920
8.38%, 02/01/28 ................. 987 1,045,129
8.13%, 01/15/29 ................. 621 648,685
7.75%, 02/15/29 ................. 342 344,071
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 1,039,554
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 831 856,969
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 560,000
5.88%, 09/01/31 ................. 888 692,640
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
.................... 719 767,305
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,430,692
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 700 676,112
5.50%, 08/31/26 ................. 1,057 1,046,587
5.38%, 07/15/27 ................. 668 661,267
5.50%, 04/01/28 ................. 1,408 1,390,060
8.25%, 01/15/29 ................. 1,461 1,547,857
7.25%, 01/15/30 ................. 1,485 1,550,904
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 614 580,494
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 4,502 4,515,866
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 879,659
4.63%, 12/01/31 ................. 1,037 935,037
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 939 1,160,989
8.25%, 07/31/25 ................. 260 323,124
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 848 843,760
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 1,156 1,115,540
7.00%, 02/15/29 ................. 262 259,748
9.13%, 07/15/31 ................. 3,512 3,742,376
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,040 1,014,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,724,417
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,182,671
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 ................. 410 398,725
5.63%, 08/26/28 ................. 5,004 4,624,009
5.13%, 12/15/29 ................. 200 177,125
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 2,170 2,048,017
7.13%, 02/15/31 ................. 1,976 2,057,850
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 827 801,628
157,758,105
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 679,389
4.63%, 04/01/30 ................. 327 292,924
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,409,584
4.88%, 02/15/30 ................. 2,012 1,769,406
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,775,099
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 627,745
KB Home, 7.25%, 07/15/30 ........... 516 534,118
LGI Homes, Inc., 8.75%, 12/15/28
(b)
...... 431 458,476
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,207,562
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
840 603,750
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 58 58,290
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.13%, 08/01/30 ................. USD 61 $ 59,010
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,507 1,361,109
3.88%, 10/15/31 ................. 108 91,307
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,866,750
5.70%, 06/15/28 ................. 343 338,284
14,132,803
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,395,219
4.13%, 10/15/30 ................. 1,140 1,036,872
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,221 1,043,574
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 151,706
5.50%, 07/15/30 ................. 446 432,785
4,060,156
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,378 1,275,035
3.95%, 07/15/30
(b)
................ 129 119,105
2.45%, 01/15/31 ................. 449 377,178
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,932,897
4.63%, 02/01/29 ................. 200 185,765
5.00%, 02/01/31 ................. 360 330,018
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 2,183 2,103,133
Colbun SA, 3.15%, 01/19/32
(b)
......... 2,609 2,233,141
Constellation Energy Generation LLC
3.25%, 06/01/25 ................. 47 45,648
5.60%, 03/01/28 ................. 29 29,868
6.13%, 01/15/34 ................. 78 83,467
NextEra Energy Partners LP
(b)(m)
0.00%, 11/15/25
(o)
................ 1,003 876,120
2.50%, 06/15/26 ................. 1,003 898,688
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
786 835,150
TransAlta Corp., 7.75%, 11/15/29 ....... 824 875,158
12,200,371
Industrial Conglomerates — 0.2%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 746,176
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(c)
................ EUR 690 813,561
6.63%, 12/15/30
(b)
................ USD 14,501 14,810,886
GEMS MENASA Cayman Ltd.
7.13%, 07/31/26
(c)
................ 684 670,320
7.13%, 07/31/26
(b)
................ 1,361 1,333,780
18,374,723
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 924 839,589
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 5,495 5,280,970
6.75%, 10/15/27 ................. 10,853 10,814,635
6.75%, 04/15/28 ................. 1,653 1,691,068
5.88%, 11/01/29 ................. 8,177 7,747,646
7.00%, 01/15/31 ................. 2,470 2,605,516
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 10,000 8,866,608
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 2,999,332
Allstate Corp. (The), 3.28%, 12/15/26 .... 555 535,196

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... USD 2,933 $ 2,678,515
Aon Corp.
2.85%, 05/28/27 ................. 55 51,956
2.05%, 08/23/31 ................. 143 116,813
2.60%, 12/02/31 ................. 207 175,525
5.00%, 09/12/32 ................. 45 44,935
5.35%, 02/28/33 ................. 404 414,324
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 406 399,859
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
GBP 3,375 3,909,607
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
................... 1,100 934,902
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,988 2,445,314
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 1,990 2,010,006
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 490 491,894
7.25%, 06/15/30 ................. 9,133 9,646,549
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 2,301 2,416,349
10.50%, 12/15/30 ................ 1,955 2,060,378
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(k)
................... GBP 550 470,788
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
.............. 2,175 2,344,815
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 4,925 4,126,658
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 4,434 4,766,570
Marsh & McLennan Cos., Inc., 5.40%, 09/15/33 USD 355 373,705
NFP Corp.
(b)
4.88%, 08/15/28 ................. 2,827 2,797,726
6.88%, 08/15/28 ................. 8,603 8,745,816
7.50%, 10/01/30 ................. 871 927,002
8.50%, 10/01/31 ................. 963 1,043,796
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 1,261 1,169,578
USI, Inc., 7.50%, 01/15/32
(b)
.......... 2,280 2,334,264
98,278,204
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60%, 05/15/28 ................. 667 676,729
4.95%, 05/15/33 ................. 424 437,618
1,114,347
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 3,600 2,934,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 866,022
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,182,759
Atos SE
(c)
0.00%, 11/06/24
(m)(o)
.............. EUR 1,700 1,501,805
1.75%, 05/07/25 ................. 1,100 922,732
2.50%, 11/07/28 ................. 200 132,033
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
.. 1,068 1,153,597
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
USD 1,172 1,098,337
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 4,407 4,098,510
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,391 2,099,646
5.63%, 09/15/28 ................. 1,358 1,070,253
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 2,334 2,436,136
Security
Par (000)
Par (000) Value
IT Services (continued)
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
............... EUR 2,057 $ 2,424,042
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. USD 530 502,614
3.75%, 10/01/30 ................. 724 639,995
Global Switch Finance BV, 1.38%, 10/07/30
(c)
EUR 1,583 1,576,083
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31
(b)
................ USD 6,659 7,036,714
8.50%, 01/15/31
(c)
................ GBP 282 388,207
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... USD 1,842 1,624,883
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
.................... 609 655,132
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 3,617 3,454,235
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 275,464
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,272,506
3.88%, 03/15/31 ................. 1,525 1,358,020
United Group BV
(c)
(3-mo. EURIBOR + 3.25%), 7.25%,
02/15/26
(a)
................... EUR 501 551,292
4.00%, 11/15/27 ................. 643 669,301
4.63%, 08/15/28 ................. 142 148,139
43,072,457
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... USD 441 460,091
Mattel, Inc.
6.20%, 10/01/40 ................. 875 846,363
5.45%, 11/01/41 ................. 1,181 1,063,605
2,370,059
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 157 149,443
4.00%, 03/15/31 ................. 521 470,663
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 1,037 1,064,970
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 4,853 5,114,349
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 790 665,621
7,465,046
Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 358,710
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 748,657
Boels Topholding BV, 6.25%, 02/15/29
(c)
... EUR 1,209 1,391,511
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. USD 3,588 3,750,346
9.50%, 01/01/31 ................. 703 763,578
Enpro, Inc., 5.75%, 10/15/26 .......... 559 553,308
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 707 545,274
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 2,542 2,530,861
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 118 121,250
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.97%, 01/15/28
(a)
.............. 790 870,952
Loxam SAS
(c)
6.38%, 05/15/28 ................. 996 1,143,406
6.38%, 05/31/29 ................. 1,413 1,614,477
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... USD 3,533 3,112,869
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
533 485,562
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 742 804,681
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 525,323
Otis Worldwide Corp.
2.29%, 04/05/27 ................. 168 156,564
2.57%, 02/15/30 ................. 174 154,723

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 2,227 $ 2,440,186
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 1,025 966,063
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 4,793 4,823,196
Titan International, Inc., 7.00%, 04/30/28 .. 371 371,156
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 810 822,724
7.63%, 07/15/28
(b)
................ USD 2,847 2,796,583
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................ EUR 1,648 1,758,909
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 7,676 7,540,572
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 2,059,086
43,210,527
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 1,991 2,020,865
Media — 1.1%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 285 305,225
3.00%, 01/15/28
(c)
................ 100 98,251
5.00%, 01/15/28
(b)
................ USD 2,630 2,383,994
4.25%, 08/15/29
(c)
................ EUR 1,312 1,282,543
5.75%, 08/15/29
(b)
................ USD 4,109 3,646,361
AMC Networks, Inc., 4.75%, 08/01/25 .... 1,332 1,297,116
Banijay Entertainment SASU
7.00%, 05/01/29
(c)
................ EUR 1,263 1,467,489
8.13%, 05/01/29
(b)
................ USD 465 478,734
Cable One, Inc.
0.00%, 03/15/26
(m)(o)
.............. 665 564,253
4.00%, 11/15/30
(b)
................ 3,562 2,883,931
Charter Communications Operating LLC
6.15%, 11/10/26 ................. 2,265 2,315,575
2.25%, 01/15/29 ................. 1,640 1,422,975
2.80%, 04/01/31 ................. 1,617 1,363,879
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 2,119 2,129,218
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 1,539 1,469,109
7.75%, 04/15/28 ................. 1,827 1,575,247
9.00%, 09/15/28 ................. 8,300 8,660,760
7.50%, 06/01/29 ................. 2,341 1,946,472
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 1,674 1,327,700
Comcast Corp.
4.15%, 10/15/28 ................. 827 815,481
2.65%, 02/01/30 ................. 562 505,926
1.50%, 02/15/31 ................. 774 634,315
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................. 1,664 1,538,030
5.38%, 02/01/28 ................. 400 353,333
11.25%, 05/15/28 ................ 10,519 10,838,357
6.50%, 02/01/29 ................. 257 226,828
4.13%, 12/01/30 ................. 821 624,576
4.50%, 11/15/31 ................. 1,228 928,461
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 2,486 2,335,788
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 2,993 2,564,253
5.75%, 12/01/28
(b)
................ 131 104,486
5.13%, 06/01/29 ................. 1,478 761,746
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 6,016 6,279,844
Eutelsat SA, 1.50%, 10/13/28
(c)
........ EUR 2,400 1,987,110
GCI LLC, 4.75%, 10/15/28
(b)
.......... USD 829 760,598
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 822 799,568
7.00%, 05/15/27 ................. 526 499,963
Grupo Televisa SAB, 8.50%, 03/11/32 .... 30 35,053
Security
Par (000)
Par (000) Value
Media (continued)
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... USD 585 $ 514,784
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ..................... 661 558,477
Lamar Media Corp., 4.00%, 02/15/30 ..... 306 280,445
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 3,009 2,947,195
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 539,989
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 401 387,747
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 1,551 1,499,192
4.25%, 01/15/29 ................. 1,904 1,718,112
4.63%, 03/15/30 ................. 493 439,507
7.38%, 02/15/31 ................. 1,485 1,559,458
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,970,700
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,242 1,709,980
6.50%, 09/15/28 ................. 3,422 1,676,727
SES SA
(a)(c)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,026 1,130,931
(5-Year EUR Swap Annual + 3.19%), 2.88% 560 561,129
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 312 219,960
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 3,506 3,294,483
5.00%, 08/01/27 ................. 1,301 1,256,758
4.00%, 07/15/28 ................. 495 457,797
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,450,473
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,519 1,605,018
Summer BidCo BV
(c)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,245 1,342,641
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,620 1,751,271
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 253,860
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 2,968 2,074,039
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 1,000 935,000
United Group BV, 3.13%, 02/15/26
(c)
..... EUR 381 402,670
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................. USD 2,817 2,906,074
7.38%, 06/30/30 ................. 919 916,364
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,401 2,993,254
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 435 394,779
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,652 1,934,864
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 579 543,797
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,508 1,466,018
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 576,532
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. USD 2,083 1,787,955
5.39%, 03/15/62 ................. 1,379 1,180,963
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. 1,091 1,061,828
5.13%, 02/28/30 ................. 1,334 1,115,711
Ziggo BV
2.88%, 01/15/30
(c)
................ EUR 1,933 1,895,763
4.88%, 01/15/30
(b)
................ USD 924 824,195
124,348,988

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... USD 1,878 $ 1,629,752
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,258,469
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 944 984,932
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,091,877
4.88%, 10/01/29 ................. 769 716,677
7.25%, 08/15/30 ................. 1,905 1,981,946
5.13%, 10/01/31 ................. 1,978 1,834,613
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26 ................. 27 27,133
5.25%, 09/08/30 ................. 58 60,088
5.25%, 09/08/33 ................. 94 97,480
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 6,023 6,140,930
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 225,152
7.63%, 03/15/30 ................. 1,739 1,793,224
Constellium SE
(b)
5.88%, 02/15/26 ................. 503 499,874
5.63%, 06/15/28 ................. 1,000 975,923
3.75%, 04/15/29 ................. 3,544 3,215,686
CSN Resources SA, 8.88%, 12/05/30
(b)
... 2,711 2,813,747
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,690 1,491,020
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
1,961 1,650,809
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 1,366 1,345,660
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 97 97,637
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,417 1,076,034
Glencore Funding LLC
(b)
5.70%, 05/08/33 ................. 86 89,227
6.50%, 10/06/33 ................. 1,623 1,769,424
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 4,890 4,215,314
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 160 170,203
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 2,953 2,979,199
Newmont Corp., 2.25%, 10/01/30 ....... 288 248,573
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,046 2,867,500
4.75%, 01/30/30 ................. 4,233 3,980,919
3.88%, 08/15/31 ................. 3,301 2,908,954
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,040,431
5.75%, 01/17/28 ................. 615 629,459
5.88%, 01/17/33 ................. 299 312,285
Rio Tinto Finance USA plc, 5.00%, 03/09/33 457 474,592
Steel Dynamics, Inc.
5.00%, 12/15/26 ................. 358 360,203
1.65%, 10/15/27 ................. 601 534,822
3.25%, 01/15/31 ................. 139 125,238
Teck Resources Ltd.
3.90%, 07/15/30 ................. 800 742,380
5.20%, 03/01/42 ................. 145 134,175
54,591,561
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 254,509
4.25%, 02/01/27 ................. 1,275 1,201,333
4.75%, 06/15/29 ................. 1,068 962,999
Starwood Property Trust, Inc., 4.38%, 01/15/27 403 379,800
2,798,641
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33
(b)
.................... 728 735,040
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ..................... 668 535,706
Consumers Energy Co., 4.90%, 02/15/29 .. 1,725 1,755,116
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc., Series C, 2.25%,
08/15/31 ..................... USD 190 $ 157,358
NiSource, Inc.
5.25%, 03/30/28 ................. 257 262,041
5.40%, 06/30/33 ................. 547 564,000
San Diego Gas & Electric Co., 4.95%, 08/15/28 2,011 2,052,217
Sempra
5.40%, 08/01/26 ................. 1,355 1,372,741
3.25%, 06/15/27 ................. 475 450,191
3.70%, 04/01/29 ................. 919 875,542
WEC Energy Group, Inc., 5.60%, 09/12/26 . 493 501,748
9,261,700
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ................. 364 353,418
4.90%, 12/15/30 ................. 775 775,926
3.38%, 08/15/31 ................. 120 108,132
1.88%, 02/01/33 ................. 948 737,987
Kilroy Realty LP, 3.05%, 02/15/30 ....... 286 243,114
2,218,577
Oil, Gas & Consumable Fuels — 1.8%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 2,926 2,940,630
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,621,315
5.75%, 01/15/28 ................. 732 724,704
Apache Corp., 5.35%, 07/01/49 ........ 1,016 844,755
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 2,298 2,895,480
8.25%, 12/31/28 ................. 2,157 2,169,534
5.88%, 06/30/29 ................. 3,487 3,244,142
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 911 942,803
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 529 514,326
3.59%, 04/14/27 ................. 834 808,558
4.23%, 11/06/28 ................. 1,519 1,509,710
1.75%, 08/10/30 ................. 805 681,676
Buckeye Partners LP
5.85%, 11/15/43 ................. 645 522,515
5.60%, 10/15/44 ................. 503 387,021
Callon Petroleum Co.
6.38%, 07/01/26 ................. 1,286 1,279,894
8.00%, 08/01/28
(b)
................ 3,024 3,088,330
7.50%, 06/15/30
(b)
................ 3,507 3,536,883
Cenovus Energy, Inc., 2.65%, 01/15/32 ... 102 84,525
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 92 92,196
5.13%, 06/30/27 ................. 556 558,700
3.70%, 11/15/29 ................. 326 307,898
Cheniere Energy Partners LP
3.25%, 01/31/32 ................. 1,221 1,040,331
5.95%, 06/30/33
(b)
................ 112 114,995
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 69,577
6.75%, 04/15/29 ................. 716 722,661
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,716,202
6.38%, 06/15/26 ................. 636 633,900
8.38%, 01/15/29 ................. 2,592 2,665,431
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 3,423 3,573,424
8.63%, 11/01/30 ................. 2,094 2,221,152
8.75%, 07/01/31 ................. 4,030 4,290,124
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,102 989,577
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 520 523,609

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. USD 2,693 $ 2,462,768
5.88%, 01/15/30 ................. 2,522 2,187,332
ConocoPhillips Co., 6.95%, 04/15/29 ..... 814 906,789
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 693 652,682
Coterra Energy, Inc.
3.90%, 05/15/27 ................. 24 23,220
4.38%, 03/15/29 ................. 49 47,547
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 4,344 4,116,394
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 3,369 3,389,771
9.25%, 02/15/28 ................. 3,674 3,812,032
CrownRock LP, 5.00%, 05/01/29
(b)
...... 147 143,325
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,012 868,621
Devon Energy Corp.
4.50%, 01/15/30 ................. USD 226 216,987
7.88%, 09/30/31 ................. 20 23,282
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
1,126 1,151,450
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 400 371,488
3.13%, 03/24/31 ................. 1,292 1,148,360
6.25%, 03/15/33 ................. 843 900,764
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 1,516 1,394,695
4.38%, 06/15/31 ................. 1,138 1,026,515
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,080,536
4.39%, 11/30/46 ................. 2,558 2,047,199
Enbridge Energy Partners LP
5.88%, 10/15/25 ................. 328 331,420
Series B, 7.50%, 04/15/38 .......... 84 97,632
Enbridge, Inc.
5.90%, 11/15/26 ................. 748 767,980
5.70%, 03/08/33 ................. 1,529 1,589,238
Series 16-A, (3-mo. CME Term SOFR +
4.15%), 6.00%, 01/15/77
(a)
........ 12,370 11,742,650
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
................... 998 1,061,519
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(c)
......................... 1,177 1,118,051
Energy Transfer LP
6.10%, 12/01/28 ................. 4,591 4,831,552
6.00%, 02/01/29
(b)
................ 390 393,504
6.40%, 12/01/30 ................. 1,513 1,617,698
7.38%, 02/01/31
(b)
................ 715 751,419
6.55%, 12/01/33 ................. 34 36,900
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 2,689 2,658,567
6.50%, 09/01/30 ................. 855 872,930
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 898 879,767
5.60%, 04/01/44 ................. 1,065 926,894
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 290,634
Enterprise Products Operating LLC, 4.15%,
10/16/28 ..................... 1,900 1,875,908
EOG Resources, Inc., 4.38%, 04/15/30 ... 91 90,632
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 178 171,927
6.50%, 07/01/27
(b)
................ 1,623 1,652,591
4.50%, 01/15/29
(b)
................ 138 130,372
7.50%, 06/01/30
(b)
................ 681 732,088
4.75%, 01/15/31
(b)
................ 875 814,318
EQT Corp., 3.90%, 10/01/27 .......... 309 295,604
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... USD 544 $ 564,314
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 1,472 1,210,334
Genesis Energy LP
7.75%, 02/01/28 ................. 344 345,199
8.25%, 01/15/29 ................. 887 912,763
8.88%, 04/15/30 ................. 641 662,793
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,267 1,237,568
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 336,108
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 524 512,210
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 565,631
Hess Corp., 4.30%, 04/01/27 .......... 3,508 3,470,833
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 999,120
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 608 605,658
5.75%, 02/01/29 ................. 1,517 1,464,960
8.38%, 11/01/33 ................. 2,970 3,146,537
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,394,720
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 781,324
Kinder Morgan, Inc.
4.30%, 06/01/25 ................. 3,575 3,529,624
4.30%, 03/01/28 ................. 243 239,592
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................. 451 459,484
5.88%, 06/15/30 ................. 1,162 1,139,982
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
.. 463 422,627
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 261,300
Marathon Oil Corp., 4.40%, 07/15/27 ..... 175 170,677
Marathon Petroleum Corp., 4.70%, 05/01/25 346 343,655
Matador Resources Co.
5.88%, 09/15/26 ................. 1,590 1,576,800
6.88%, 04/15/28
(b)
................ 1,710 1,734,480
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
778 792,588
MPLX LP
4.88%, 06/01/25 ................. 203 201,666
1.75%, 03/01/26 ................. 431 403,172
4.95%, 09/01/32 ................. 185 181,020
5.00%, 03/01/33 ................. 919 900,247
Murphy Oil Corp., 5.88%, 12/01/42
(d)
..... 150 132,527
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,272,425
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
2,648 2,626,872
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,563 2,588,653
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 4,485 4,541,063
8.75%, 06/15/31 ................. 1,811 1,886,333
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 747,251
6.38%, 10/01/30 ................. 47 47,083
Occidental Petroleum Corp., 7.50%, 05/01/31 1,264 1,417,380
ONEOK, Inc., 6.05%, 09/01/33 ......... 355 376,129
Ovintiv , Inc.
5.38%, 01/01/26 ................. 706 706,013
5.65%, 05/15/28 ................. 1,743 1,778,454
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 952 969,517
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 337 312,812
5.10%, 03/29/26 ................. 233 234,698
1.90%, 08/15/30 ................. 570 483,935
2.15%, 01/15/31 ................. 347 294,793
Puma International Financing SA, 5.00%,
01/24/26
(c)
.................... 4,288 4,045,460

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 $ 107,911
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,524,020
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,818 2,663,329
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 401,594
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 ................. 1,196 1,217,523
4.50%, 05/15/30 ................. 462 451,497
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 1,984 2,055,860
SM Energy Co.
6.75%, 09/15/26 ................. 234 233,390
6.63%, 01/15/27 ................. 245 243,614
6.50%, 07/15/28 ................. 1,741 1,741,801
Southwestern Energy Co., 5.38%, 02/01/29 . 1,240 1,210,108
Spectra Energy Partners LP, 3.50%, 03/15/25 203 198,388
Sunoco LP
5.88%, 03/15/28 ................. 911 909,787
7.00%, 09/15/28
(b)
................ 977 1,008,040
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 471,338
5.50%, 01/15/28 ................. 260 245,702
6.00%, 12/31/30 ................. 655 608,850
6.00%, 09/01/31 ................. 353 326,501
Targa Resources Corp., 6.50%, 03/30/34 .. 421 454,372
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(c)
.... EUR 529 621,090
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. USD 3,721 3,376,062
4.13%, 08/15/31 ................. 1,692 1,490,662
3.88%, 11/01/33 ................. 1,176 996,599
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 551 528,984
Viper Energy, Inc., 7.38%, 11/01/31
(b)
..... 1,215 1,257,525
Vital Energy, Inc.
10.13%, 01/15/28 ................ 1,376 1,413,921
9.75%, 10/15/30 ................. 1,639 1,699,104
Western Midstream Operating LP
3.95%, 06/01/25 ................. 1,324 1,290,900
6.35%, 01/15/29 ................. 22 22,977
5.45%, 04/01/44 ................. 1,263 1,143,399
5.30%, 03/01/48 ................. 389 338,518
5.50%, 08/15/48 ................. 856 763,385
5.25%, 02/01/50
(d)
................ 1,741 1,560,912
Williams Cos., Inc. (The)
4.00%, 09/15/25 ................. 185 181,572
5.40%, 03/02/26 ................. 74 74,739
3.75%, 06/15/27 ................. 998 961,912
5.30%, 08/15/28 ................. 1,321 1,352,112
203,196,512
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(c)
.. EUR 1,100 1,095,946
Suzano Austria GmbH
2.50%, 09/15/28 ................. USD 156 136,451
Series DM3N, 3.13%, 01/15/32 ....... 2,435 2,011,919
3,244,316
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 1,462 1,396,780
Air France-KLM
(c)
1.88%, 01/16/25 ................. EUR 500 537,016
8.13%, 05/31/28 ................. 400 500,027
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................. USD 2,726 2,657,599
8.50%, 05/15/29 ................. 2,241 2,366,494
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... USD 3,031 $ 2,652,300
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
1,328 1,371,160
Deutsche Lufthansa AG
(c)
2.88%, 05/16/27 ................. EUR 200 212,087
3.50%, 07/14/29 ................. 800 858,659
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
............... 600 640,843
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ USD 1,327 954,128
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 237 229,682
Series 2020-1, Class A, 5.88%, 10/15/27 —
(p)
1
United Airlines, Inc., 4.63%, 04/15/29
(b)
.... 2,908 2,719,665
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 273 234,804
6.38%, 02/01/30 ................. 2,393 1,671,203
19,002,448
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 682 749,962
5.75%, 09/15/28
(c)
................ 596 691,510
4.75%, 01/15/29
(b)
................ USD 141 134,487
6.63%, 07/15/30
(b)
................ 1,331 1,367,350
2,943,309
Pharmaceuticals — 0.5%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
..... 1,163 1,134,041
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ............... EUR 2,000 2,097,505
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ......... 700 785,322
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ............... 900 1,024,604
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
USD 3,217 3,134,846
Bayer US Finance LLC
(b)
6.13%, 11/21/26 ................. 4,932 5,014,264
6.50%, 11/21/33 ................. 2,335 2,413,027
Bristol-Myers Squibb Co., 5.90%, 11/15/33 . 478 520,795
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ 2,554 2,467,604
2.38%, 03/01/28
(c)
................ EUR 1,715 1,644,782
3.13%, 02/15/29
(b)
................ USD 1,519 1,329,307
3.50%, 04/01/30
(b)
................ 1,434 1,247,492
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 743,071
5.50%, 01/15/28
(b)
................ USD 1,550 1,465,537
7.50%, 05/15/30
(c)
................ EUR 1,248 1,465,306
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. 205 222,972
4.13%, 05/15/28 ................. 835 910,076
6.75%, 05/15/30 ................. 1,612 1,884,117
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 1,600 1,490,264
Merck & Co., Inc.
2.15%, 12/10/31 ................. 730 623,236
4.50%, 05/17/33 ................. 527 530,895
Organon & Co.
2.88%, 04/30/28
(c)
................ EUR 982 994,319
4.13%, 04/30/28
(b)
................ USD 1,919 1,766,366
5.13%, 04/30/31
(b)
................ 1,000 854,845
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................. 1,557 1,567,959
4.75%, 05/19/33 ................. 1,798 1,802,036
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,448,382
Royalty Pharma plc, 1.20%, 09/02/25 .... USD 839 782,806

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ..................... USD 665 $ 674,883
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 210,650
3.75%, 05/09/27 ................. 440 467,935
7.38%, 09/15/29 ................. 2,901 3,497,867
4.38%, 05/09/30 ................. 377 390,111
7.88%, 09/15/31 ................. 524 654,180
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 400 401,780
3.15%, 10/01/26 ................. 4,153 3,838,929
4.75%, 05/09/27 ................. 736 705,979
6.75%, 03/01/28 ................. 200 203,580
7.88%, 09/15/29 ................. 1,799 1,930,471
8.13%, 09/15/31 ................. 814 884,639
55,226,780
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 627,732
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5,199 4,554,376
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 4,036 3,764,862
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 527 488,398
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,604,533
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,932 1,561,233
6.63%, 05/15/25 ................. GBP 150 139,558
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 1,231 1,172,527
13,913,219
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(j)
.......... EUR 925 1,008,148
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(j)(o)
.......... 900 969,382
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... USD 2,332 2,150,547
7.00%, 04/15/30
(b)
................ 484 446,357
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%), 4.75%
(a)(k)
. GBP 329 181,792
(5-Year EUR Swap Annual + 3.98%),
3.38%
(a)(k)
.................... EUR 1,100 490,654
0.00%, 07/16/26 ................. 400 369,865
0.38%, 04/15/27 ................. 700 620,507
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(k)
........ 2,000 949,397
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.. 900 339,885
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. USD 2,667 2,653,665
8.88%, 09/01/31 ................. 767 812,844
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 1,600 1,057,633
Fantasia Holdings Group Co. Ltd.
(c)(f)(l)
15.00%, 12/18/21 ................ USD 1,735 39,037
11.75%, 04/17/22 ................ 2,039 45,877
7.95%, 07/05/22 ................. 1,650 37,125
12.25%, 10/18/22 ................ 3,269 73,553
10.88%, 01/09/23 ................ 1,345 30,263
11.88%, 06/01/23 ................ 1,500 33,750
9.25%, 07/28/23 ................. 3,540 79,650
9.88%, 10/19/23 ................. 2,640 59,400
Fastighets AB Balder
(c)
1.88%, 03/14/25 ................. EUR 373 393,239
1.13%, 01/29/27 ................. 444 418,567
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(5-Year EUR Swap Annual + 3.19%),
2.87%, 06/02/81
(a)
.............. EUR 397 $ 329,797
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(k)
.................... 400 181,048
1.13%, 01/21/26 ................. 220 207,291
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
.................... 1,725 638,897
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(c)
................ 216 211,081
1.38%, 03/03/27 ................. 203 177,043
1.00%, 04/13/28
(c)
................ 422 333,359
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 523 502,668
4.13%, 02/01/29 ................. 1,028 916,678
4.38%, 02/01/31 ................. 270 234,158
JGC Ventures Pte . Ltd.
(j)
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25 .................... 118 39,945
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(f)(l)
.................. 1,502 164,713
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(k)
....... 2,389 2,345,699
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(f)(j)(l)
.................. 1,450 253,352
Series 2, 5.00%, 04/30/27 .......... 83 7,873
SBB Treasury OYJ
(c)
0.75%, 12/14/28 ................. EUR 2,263 1,485,872
1.13%, 11/26/29 ................. 560 362,516
Sunac China Holdings Ltd.
(c)(j)
5.00%, (5.00% Cash or 6.00% PIK),
09/30/25 .................... USD 128 15,315
5.25%, (5.25% Cash or 6.25% PIK),
09/30/26 .................... 128 13,082
5.50%, (5.50% Cash or 6.50% PIK),
09/30/27 .................... 255 22,335
5.75%, (5.75% Cash or 6.75% PIK),
09/30/28 .................... 383 29,673
6.00%, (6.00% Cash or 7.00% PIK),
09/30/29 .................... 383 27,759
6.25%, (6.25% Cash or 7.25% PIK),
09/30/30 .................... 180 12,140
1.00%, (1.00% Cash or 2.00% PIK),
09/30/32
(m)
................... 158 11,832
21,785,263
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 928 943,731
Camden Property Trust
3.15%, 07/01/29 ................. 25 23,031
2.80%, 05/15/30 ................. 620 554,421
UDR, Inc.
3.00%, 08/15/31 ................. 98 86,573
2.10%, 08/01/32 ................. 190 148,894
1,756,650
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,671 1,503,900
Kimco Realty OP LLC
4.60%, 02/01/33 ................. 244 235,370
6.40%, 03/01/34 ................. 1,151 1,262,007
Realty Income Corp.
4.70%, 12/15/28 ................. 2,254 2,270,605
4.85%, 03/15/30 ................. 231 232,013

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.25%, 01/15/31 ................. USD 520 $ 472,452
5.63%, 10/13/32 ................. 40 42,079
Regency Centers LP, 3.70%, 06/15/30 .... 1,930 1,794,478
7,812,904
Semiconductors & Semiconductor Equipment — 0.3%
ams -OSRAM AG
(c)
0.00%, 03/05/25
(m)(o)
.............. EUR 1,000 1,021,500
2.13%, 11/03/27
(m)
................ 900 781,183
10.50%, 03/30/29 ................ 962 1,152,004
Analog Devices, Inc., 1.70%, 10/01/28 .... USD 375 332,563
Broadcom, Inc.
3.15%, 11/15/25 ................. 209 202,437
4.00%, 04/15/29
(b)
................ 1,448 1,397,695
4.15%, 11/15/30 ................. 262 250,257
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 11,502 11,081,186
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 595 566,238
Intel Corp., 4.88%, 02/10/28 .......... 850 864,177
KLA Corp., 4.10%, 03/15/29 .......... 2,256 2,243,803
Lam Research Corp., 4.00%, 03/15/29 .... 90 88,801
NVIDIA Corp.
1.55%, 06/15/28 ................. 289 258,768
2.00%, 06/15/31 ................. 203 173,996
NXP BV
5.35%, 03/01/26 ................. 735 738,469
2.50%, 05/11/31 ................. 2,469 2,091,860
QUALCOMM, Inc., 3.25%, 05/20/27 ..... 1,168 1,130,640
SK Hynix, Inc., 6.50%, 01/17/33
(b)
....... 1,346 1,418,186
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,764 1,582,283
TSMC Global Ltd., 1.25%, 04/23/26
(b)
..... 1,161 1,072,590
28,448,636
Software — 0.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,418 1,509,281
Autodesk, Inc.
3.50%, 06/15/27 ................. 995 965,797
2.40%, 12/15/31 ................. 1,155 988,198
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,287,477
7.13%, 10/02/25
(b)
................ USD 1,612 1,620,640
9.13%, 03/01/26
(b)
................ 5,258 5,246,446
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 3,293 3,215,352
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 1,840 1,914,262
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 3,949 4,027,421
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 4,662 4,395,773
4.88%, 07/01/29 ................. 5,666 5,316,601
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 21,149 20,143,168
9.00%, 09/30/29 ................. 8,562 8,137,778
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 890,946
6.50%, 10/15/28 ................. 623 565,096
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 271,118
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,489,367
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 2,076 1,964,644
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 591,145
McAfee Corp., 7.38%, 02/15/30
(b)
....... 4,705 4,296,848
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,479,892
Open Text Corp., 6.90%, 12/01/27
(b)
..... 4,397 4,571,345
Oracle Corp.
6.15%, 11/09/29 ................. 3,334 3,586,560
2.88%, 03/25/31 ................. 27 23,918
3.90%, 05/15/35 ................. 883 787,341
Security
Par (000)
Par (000) Value
Software (continued)
Roper Technologies, Inc.
3.80%, 12/15/26 ................. USD 517 $ 505,594
4.20%, 09/15/28 ................. 787 773,230
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 2,368 2,154,925
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
4,158 4,098,677
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 800 660,456
VMware LLC
4.50%, 05/15/25 ................. 207 204,921
4.65%, 05/15/27 ................. 644 638,488
2.20%, 08/15/31 ................. 1,438 1,191,545
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
4,965 4,503,230
98,017,480
Specialized REITs — 0.1%
American Tower Corp.
1.30%, 09/15/25 ................. 212 198,354
4.40%, 02/15/26 ................. 2,150 2,122,499
5.80%, 11/15/28 ................. 773 803,005
2.30%, 09/15/31 ................. 83 68,627
Crown Castle, Inc.
4.80%, 09/01/28 ................. 41 40,454
2.50%, 07/15/31 ................. 79 65,864
5.10%, 05/01/33 ................. 26 25,737
Equinix, Inc.
1.25%, 07/15/25 ................. 1,338 1,258,652
1.00%, 09/15/25 ................. 1,245 1,161,406
2.15%, 07/15/30 ................. 159 134,709
2.50%, 05/15/31 ................. 250 212,206
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 2,366 2,431,959
5.63%, 07/15/32 ................. 635 601,136
SBA Communications Corp.
3.88%, 02/15/27 ................. 2,245 2,155,905
3.13%, 02/01/29 ................. 2,438 2,190,535
13,471,048
Specialty Retail — 0.2%
Arko Corp., 5.13%, 11/15/29
(b)
......... 805 696,530
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 320 303,920
4.75%, 03/01/30 ................. 231 215,633
5.00%, 02/15/32
(b)
................ 517 469,851
AutoZone, Inc.
3.75%, 04/18/29 ................. 29 27,688
1.65%, 01/15/31 ................. 78 63,272
6.55%, 11/01/33 ................. 83 92,211
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 714 744,007
eG Global Finance plc, 12.00%, 11/30/28
(b)
. USD 1,782 1,897,883
Goldstory SAS, 5.38%, 03/01/26
(c)
...... EUR 761 837,082
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 1,389 1,268,023
Home Depot, Inc. (The), 1.88%, 09/15/31 .. 648 542,115
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 672,884
Lowe's Cos., Inc.
3.65%, 04/05/29 ................. 2,182 2,103,111
5.00%, 04/15/33 ................. 1,343 1,371,575
5.15%, 07/01/33 ................. 30 30,824
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,281,968
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 957,546
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 4,305 4,187,981
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 856,203
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 7,830 7,579,532

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... USD 1,766 $ 1,757,793
27,957,632
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02%, 06/15/26 ................. 446 456,530
6.10%, 07/15/27 ................. 514 534,245
3.45%, 12/15/51 ................. 69 49,870
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 2,535 2,734,066
8.50%, 07/15/31 ................. 2,537 2,753,416
6,528,127
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 1,677 1,502,146
4.13%, 08/15/31 ................. 40 33,848
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(f)(l)(m)
............ EUR 1,300 618,935
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
.... USD 750 723,460
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 673,978
Tapestry, Inc.
7.05%, 11/27/25 ................. 901 920,826
7.00%, 11/27/26 ................. 1,256 1,302,073
5,775,266
Tobacco — 0.1%
Altria Group, Inc.
4.40%, 02/14/26 ................. 466 461,643
6.20%, 11/01/28 ................. 586 614,568
5.80%, 02/14/39 ................. 414 421,697
BAT Capital Corp.
4.70%, 04/02/27 ................. 2,045 2,024,158
3.46%, 09/06/29 ................. 124 114,226
6.42%, 08/02/33 ................. 726 759,608
BAT International Finance plc, 5.93%, 02/02/29 1,212 1,259,287
Philip Morris International, Inc., 5.50%,
09/07/30 ..................... 1,358 1,407,411
7,062,598
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.88%, 01/15/26 ................. 1,449 1,380,408
1.88%, 08/15/26 ................. 98 90,141
3.63%, 04/01/27 ................. 441 417,031
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 697 710,742
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................. 1,471 1,334,728
3.50%, 11/01/27 ................. 26 23,950
6.75%, 10/25/28 ................. 2,446 2,553,454
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 1,313 1,197,004
6.50%, 08/01/30 ................. 1,568 1,603,236
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75%, 08/01/27 ................. 2,116 2,200,640
5.50%, 05/01/28 ................. 3,802 3,656,169
7.88%, 12/01/30 ................. 3,561 3,709,778
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 492,723
GATX Corp., 3.25%, 03/30/25 ......... 1,733 1,686,804
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 296,437
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,574 2,541,354
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 2,102 1,997,118
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,320,436
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.13%, 07/01/29 ................. USD 2,677 $ 2,537,876
6.00%, 12/01/29 ................. 3,490 3,254,099
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 8,207 8,332,305
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 1,308 1,317,551
7.25%, 06/15/28 ................. 2,908 2,988,915
47,642,899
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV
(a)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 634,097
(5-Year EUR Swap Annual + 3.69%), 3.25% 2,100 2,219,341
Mundys SpA
1.63%, 02/03/25 ................. 134 143,529
1.88%, 02/12/28 ................. 809 817,236
3,814,203
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,285 1,210,711
2.88%, 05/07/30 ................. 452 401,602
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 202,067
1.50%, 06/08/28 ................. 1,600 1,617,999
2.00%, 09/15/32 ................. 1,300 1,227,092
2.00%, 02/15/33 ................. 1,800 1,691,766
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 5,375 5,342,803
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 787 415,142
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 904,465
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,120 1,041,284
4.50%, 04/27/31 ................. 1,727 1,433,289
Rogers Communications, Inc., 3.80%, 03/15/32 4,313 3,968,923
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ................. EUR 1,370 1,482,163
4.50%, 04/20/25 ................. 553 605,537
4.75%, 07/30/25 ................. 1,083 1,199,676
3.13%, 09/19/25 ................. 1,130 1,203,698
5.00%, 04/15/28 ................. 247 269,229
4.00%, 09/19/29 ................. 1,549 1,557,074
3.88%, 07/06/32 ................. 1,445 1,360,473
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,707,661
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,071,559
(7-Year EUR Swap Annual + 3.35%), 6.14% 3,300 3,743,218
(8-Year EUR Swap Annual + 3.62%), 6.75% 300 353,255
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,751 1,659,213
4.80%, 07/15/28 ................. 3,449 3,477,855
2.40%, 03/15/29 ................. 58 52,052
3.88%, 04/15/30 ................. 70 66,381
2.55%, 02/15/31 ................. 199 171,402
2.25%, 11/15/31 ................. 867 721,864
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 1,259 1,418,228
4.25%, 01/31/31
(b)
................ USD 493 430,509
4.50%, 07/15/31
(c)
................ GBP 2,642 2,904,200
4.75%, 07/15/31
(b)
................ USD 1,166 1,040,779
Vodafone Group plc
4.13%, 05/30/25 ................. 49 48,338
4.38%, 05/30/28 ................. 55 54,856
7.88%, 02/15/30 ................. 99 113,554
6.25%, 11/30/32 ................. 67 72,735

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 439 $ 471,985
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 2,384 2,951,751
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 785 823,000
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84
(a)(c)
............. 1,614 1,903,959
52,393,347
Total Corporate Bonds — 26.7%
(Cost: $3,113,903,547) ........................... 3,060,358,133
Equity-Linked Notes
Aerospace & Defense — 0.1%
Barclays Bank plc (L3Harris Technologies,
Inc.), 15.26%, 01/25/24 ............. USD 38 7,343,189
SGA Societe Generale Acceptance NV (RTX
Corp.), 12.84%, 01/05/24 ........... 78 6,579,762
13,922,951
Automobile Components — 0.0%
BMO Capital Markets Corp. ( Aptiv plc),
21.48%, 01/29/24 ................ 19 1,591,138
Mizuho Markets Cayman LP (Lear Corp.),
26.22%, 02/08/24 ................ 19 2,536,056
4,127,194
Automobiles — 0.1%
BNP Paribas SA (General Motors Co.),
17.24%, 01/31/24
(b)
............... 120 4,105,978
Goldman Sachs International (General Motors
Co.), 28.07%, 01/19/24 ............. 109 3,142,655
7,248,633
Banks — 0.7%
Barclays Bank plc (Citizens Financial Group,
Inc.), 20.33%, 02/23/24 ............. 48 1,600,003
BMO Capital Markets Corp. (Citigroup, Inc.),
17.08%, 02/05/24 ................ 147 7,300,947
BNP Paribas SA (First Horizon Corp.),
28.42%, 01/18/24
(b)
............... 267 3,520,355
Citigroup, Inc. (Wells Fargo & Co.),
19.97%, 02/23/24 ................ 158 7,809,716
HSBC Bank plc (Banco Santander SA),
18.60%, 02/01/24 ................ EUR 65 6,183,866
JPMorgan Structured Products BV (Citigroup,
Inc.), 12.78%, 01/12/24 ............. USD 101 4,709,489
JPMorgan Structured Products BV (Wells
Fargo & Co.), 10.96%, 01/12/24 ....... 183 8,253,887
Nomura Holdings, Inc. (Bank of America Corp.),
17.99%, 01/12/24 ................ 222 7,014,674
Royal Bank of Canada ( Bawag Group AG),
13.36%, 01/08/24
(b)
............... 33 3,349,303
Royal Bank of Canada (Fifth Third Bancorp),
24.69%, 01/19/24
(b)
............... 131 4,203,539
Royal Bank of Canada (First Citizens
BancShares , Inc.), 22.17%, 02/05/24
(b)
.. 4 4,983,145
UBS AG (JPMorgan Chase & Co.),
9.35%, 01/12/24 ................. 110 17,601,979
76,530,903
Beverages — 0.4%
Barclays Bank plc (Molson Coors Beverage
Co.), 11.56%, 02/21/24 ............. 116 6,911,315
BNP Paribas SA (Monster Beverage Corp.),
10.11%, 02/28/24
(b)
............... 79 4,514,087
Security
Par (000)
Par (000) Value
Beverages (continued)
Royal Bank of Canada (Anheuser-Busch InBev
SA), 9.14%, 01/10/24 .............. EUR 185 $ 11,876,455
Royal Bank of Canada (PepsiCo, Inc.),
5.31%, 02/09/24
(b)
................ USD 44 7,404,880
SGA Societe Generale Acceptance NV (Coca-
Cola Co. (The)), 5.54%, 02/14/24 ...... 251 14,700,433
45,407,170
Broadline Retail — 0.4%
BNP Paribas SA ( Etsy , Inc.),
23.16%, 02/22/24
(b)
............... 44 3,019,260
BNP Paribas SA ( MercadoLibre , Inc.),
22.13%, 02/22/24
(b)
............... 3 4,439,668
Citigroup, Inc. (Amazon.com, Inc.),
18.18%, 02/02/24 ................ 216 29,463,687
Mizuho Markets Cayman LP (Macy's, Inc.),
32.37%, 01/11/24 ................ 212 3,104,394
40,027,009
Building Products — 0.0%
Barclays Bank plc (Allegion plc),
12.94%, 01/19/24 ................ 17 1,930,614
Royal Bank of Canada ( Cie de Saint-Gobain
SA), 14.10%, 01/10/24
(b)
............ EUR 57 3,668,246
5,598,860
Capital Markets — 0.4%
Barclays Bank plc (Intercontinental Exchange,
Inc.), 9.54%, 02/02/24 ............. USD 42 4,655,707
Barclays Bank plc (LPL Financial Holdings,
Inc.), 18.38%, 02/02/24 ............. 10 2,249,481
Barclays Bank plc (Morgan Stanley),
12.93%, 01/17/24 ................ 70 5,876,094
BMO Capital Markets Corp. (Raymond James
Financial, Inc.), 20.20%, 02/23/24 ...... 30 3,384,219
BNP Paribas SA (Brookfield Corp.),
8.04%, 01/22/24
(b)
................ EUR 11 738,941
BNP Paribas SA (Carlyle Group, Inc. (The)),
16.62%, 01/29/24
(b)
............... USD 142 5,339,280
JPMorgan Structured Products BV (Goldman
Sachs Group, Inc. (The)), 14.63%, 01/16/24 5 1,707,536
Mizuho Markets Cayman LP (Charles Schwab
Corp. (The)), 22.75%, 02/08/24 ....... 95 5,954,384
Nomura Holdings, Inc. ( Cboe Global Markets,
Inc.), 7.19%, 01/08/24 ............. 32 5,799,827
Nomura Holdings, Inc. (Goldman Sachs Group,
Inc. (The)), 8.43%, 01/17/24 ......... 13 4,682,687
UBS AG (CME Group, Inc.), 19.90%, 02/08/24 16 3,402,626
UBS AG (Moody's Corp.), 8.20%, 01/31/24 . 11 4,052,763
47,843,545
Chemicals — 0.2%
Citigroup, Inc. (LyondellBasell Industries NV),
17.16%, 02/02/24 ................ 24 2,282,882
JPMorgan Structured Products BV (Axalta
Coating Systems Ltd.), 10.46%, 01/25/24 109 3,522,799
JPMorgan Structured Products BV (Dow, Inc.),
9.45%, 01/25/24 ................. 66 3,522,008
JPMorgan Structured Products BV
(International Flavors & Fragrances, Inc.),
21.47%, 01/16/24 ................ 37 2,765,723
JPMorgan Structured Products BV (PPG
Industries, Inc.), 9.60%, 01/19/24 ...... 17 2,334,069
Royal Bank of Canada (Ecolab, Inc.),
12.38%, 02/14/24
(b)
............... 27 4,713,402
Royal Bank of Canada (PPG Industries, Inc.),
7.90%, 01/19/24
(b)
................ 55 8,116,878
27,257,761

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.0%
Barclays Bank plc (Republic Services, Inc.),
9.61%, 02/15/24 ................. USD 26 $ 4,023,895
Communications Equipment — 0.2%
BNP Paribas SA (Nokia Oyj ),
21.92%, 01/29/24
(b)
............... 407 1,321,049
Citigroup, Inc. (Arista Networks, Inc.),
19.45%, 02/13/24 ................ 28 5,916,932
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 18.12%, 02/08/24 ............. 90 4,382,193
Royal Bank of Canada ( Ciena Corp.),
16.50%, 02/09/24
(b)
............... 97 4,423,864
UBS AG (Juniper Networks, Inc.),
13.90%, 01/31/24 ................ 103 2,915,791
18,959,829
Construction & Engineering — 0.1%
Citigroup, Inc. (Vinci SA), 19.25%, 02/09/24 . 34 4,556,122
Nomura Holdings, Inc. (Vinci SA),
28.73%, 02/15/24 ................ 46 6,084,013
10,640,135
Construction Materials — 0.1%
JPMorgan Structured Products BV (Martin
Marietta Materials, Inc.), 14.12%, 02/15/24 11 5,234,194
Nomura Holdings, Inc. (Vulcan Materials Co.),
9.92%, 02/16/24 ................. 20 4,598,381
9,832,575
Consumer Finance — 0.1%
Citigroup, Inc. (Capital One Financial Corp.),
20.08%, 01/24/24 ................ 23 2,377,722
Nomura Holdings, Inc. (Ally Financial, Inc.),
21.85%, 01/19/24 ................ 237 7,110,239
Royal Bank of Canada (American Express Co.),
11.75%, 01/26/24
(b)
............... 39 6,985,880
16,473,841
Consumer Staples Distribution & Retail — 0.3%
Citigroup, Inc. (Performance Food Group Co.),
15.28%, 01/09/24 ................ 46 2,922,837
Citigroup, Inc. (Target Corp.), 14.25%, 01/11/24 87 11,818,808
Citigroup, Inc. (US Foods Holding Corp.),
12.50%, 01/09/24 ................ 66 2,919,843
JPMorgan Structured Products BV (Tesco plc),
7.84%, 01/10/24 ................. GBP 970 3,565,365
Royal Bank of Canada (Kroger Co. (The)),
10.23%, 02/29/24
(b)
............... USD 76 3,458,163
Royal Bank of Canada (Sysco Corp.),
12.79%, 01/31/24
(b)
............... 66 4,646,630
29,331,646
Containers & Packaging — 0.1%
Barclays Bank plc (Sealed Air Corp.),
19.86%, 02/23/24 ................ 136 4,955,112
UBS AG (International Paper Co.),
16.80%, 01/31/24 ................ 83 2,880,613
7,835,725
Distributors — 0.0%
Nomura Holdings, Inc. (Genuine Parts Co.),
12.92%, 01/05/24 ................ 29 4,038,836
Diversified Telecommunication Services — 0.2%
Barclays Bank plc (Verizon Communications,
Inc.), 19.53%, 02/23/24 ............. 178 6,673,427
Nomura Holdings, Inc. (AT&T, Inc.),
19.93%, 01/11/24 ................ 155 2,499,891
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Royal Bank of Canada (AT&T, Inc.),
19.05%, 01/25/24
(b)
............... USD 682 $ 11,324,161
20,497,479
Electric Utilities — 0.2%
Barclays Bank plc (NextEra Energy, Inc.),
17.46%, 01/25/24 ................ 16 943,099
Barclays Bank plc (PG&E Corp.),
16.29%, 01/25/24 ................ 141 2,517,213
JPMorgan Structured Products BV (NextEra
Energy, Inc.), 18.25%, 01/25/24 ....... 175 10,398,295
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.)
18.32%, 02/08/24 ................ 44 3,511,433
15.12%, 02/23/24 ................ 56 4,497,068
Nomura Holdings, Inc. (Exelon Corp.),
15.06%, 01/11/24 ................ 78 2,826,291
24,693,399
Electrical Equipment — 0.1%
Barclays Bank plc (Eaton Corp. plc),
13.16%, 02/08/24 ................ 27 5,848,015
SGA Societe Generale Acceptance NV
(Schneider Electric SE), 19.21%, 02/05/24 98 3,010,469
8,858,484
Electronic Equipment, Instruments & Components — 0.2%
BMO Capital Markets Corp. (Zebra
Technologies Corp.), 20.31%, 01/16/24 .. 8 1,778,330
Citigroup, Inc. (Flex Ltd.), 12.16%, 01/25/24 . 477 13,158,629
Royal Bank of Canada (Flex Ltd.),
11.28%, 01/08/24
(b)
............... 110 2,990,521
17,927,480
Energy Equipment & Services — 0.1%
Citigroup, Inc. (Baker Hughes Co.),
18.01%, 01/23/24 ................ 110 3,796,804
Royal Bank of Canada (Schlumberger NV),
19.88%, 01/19/24
(b)
............... 43 2,240,726
6,037,530
Entertainment — 0.2%
Barclays Bank plc (Walt Disney Co. (The)),
9.70%, 01/08/24 ................. 63 5,681,275
JPMorgan Structured Products BV (Netflix,
Inc.), 13.21%, 01/19/24 ............. 30 14,085,860
Mizuho Markets Cayman LP (Live Nation
Entertainment, Inc.), 16.53%, 02/23/24 .. 39 3,472,894
23,240,029
Financial Services — 0.3%
BNP Paribas SA (Block, Inc.),
22.98%, 02/23/24
(b)
............... 68 3,749,508
BNP Paribas SA ( Fidelity National Information
Services, Inc.), 19.53%, 01/09/24 ...... 65 3,566,461
BNP Paribas SA ( Fiserv , Inc.),
5.67%, 02/07/24
(b)
................ 122 16,061,340
Mizuho Markets Cayman LP (Fidelity
National Information Services, Inc.),
24.42%, 01/05/24
(b)
............... 93 4,900,370
Mizuho Markets Cayman LP (Visa, Inc.),
13.55%, 01/25/24 ................ 13 3,327,753
Nomura Holdings, Inc. (Equitable Holdings,
Inc.), 17.52%, 01/29/24 ............. 109 3,553,799
35,159,231

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.2%
BNP Paribas SA ( Conagra Brands, Inc.),
10.27%, 01/05/24
(b)
............... USD 142 $ 4,049,174
BNP Paribas SA (Mondelez International, Inc.),
9.03%, 01/31/24 ................. 81 5,741,289
Goldman Sachs International (Kraft Heinz Co.
(The)), 14.47%, 01/25/24 ........... 209 7,307,137
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 12.17%, 02/15/24 ......... 153 5,254,835
22,352,435
Ground Transportation — 0.1%
JPMorgan Structured Products BV (Union
Pacific Corp.), 11.26%, 01/16/24 ...... 8 1,659,059
Mizuho Markets Cayman LP (Ryder System,
Inc.), 13.13%, 02/14/24 ............. 32 3,495,581
Royal Bank of Canada (CSX Corp.),
8.39%, 01/25/24
(b)
................ 136 4,646,607
Royal Bank of Canada (Uber Technologies,
Inc.), 16.01%, 01/08/24
(b)
........... 57 3,095,998
12,897,245
Health Care Equipment & Supplies — 0.4%
Barclays Bank plc (Stryker Corp.),
11.85%, 01/31/24 ................ 16 4,666,925
Barclays Bank plc (Zimmer Biomet Holdings,
Inc.), 13.73%, 01/19/24 ............. 50 5,769,132
BNP Paribas SA (Baxter International, Inc.),
16.85%, 01/29/24
(b)
............... 150 5,653,855
Citigroup, Inc. (Boston Scientific Corp.),
12.41%, 02/01/24 ................ 143 7,515,857
Citigroup, Inc. (Dexcom, Inc.),
25.45%, 02/09/24 ................ 49 4,818,484
HSBC Bank plc ( Koninklijke Philips NV),
22.90%, 02/01/24 ................ EUR 125 2,737,534
JPMorgan Structured Products BV (Medtronic
plc), 16.94%, 01/19/24 ............. USD 77 6,026,443
Nomura Holdings, Inc. (Boston Scientific
Corp.), 8.30%, 02/02/24 ............ 186 10,598,039
47,786,269
Health Care Providers & Services — 1.0%
Barclays Bank plc (Cigna Group (The)),
11.38%, 02/02/24 ................ 21 6,362,204
Barclays Bank plc (CVS Health Corp.),
16.33%, 02/08/24 ................ 106 7,625,207
BMO Capital Markets Corp. ( Amplifon SpA ),
8.92%, 01/25/24 ................. 6 2,335,893
BMO Capital Markets Corp. (Cardinal Health,
Inc.), 12.96%, 01/29/24 ............. 51 5,198,004
BMO Capital Markets Corp. (Humana, Inc.),
12.34%, 01/11/24 ................ 2 1,103,372
BNP Paribas SA ( Elevance Health, Inc.),
11.80%, 01/25/24
(b)
............... 48 22,612,189
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 11.64%, 02/16/24 ......... 19 4,036,749
JPMorgan Structured Products BV ( Elevance
Health, Inc.), 12.40%, 01/19/24 ....... 11 5,174,372
JPMorgan Structured Products BV
(UnitedHealth Group, Inc.), 7.41%, 01/12/24 73 38,358,813
Mizuho Markets Cayman LP (McKesson Corp.),
10.00%, 02/01/24 ................ 12 5,627,292
Nomura Holdings, Inc. (Cigna Group (The)),
13.58%, 01/11/24 ................ 19 5,744,424
Nomura Holdings, Inc. (Laboratory Corp. of
America Holdings), 11.08%, 01/11/24 ... 25 5,371,329
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada (Humana, Inc.),
12.49%, 02/02/24
(b)
............... USD 10 $ 4,591,437
114,141,285
Hotels, Restaurants & Leisure — 0.6%
BNP Paribas SA (Booking Holdings, Inc.),
13.22%, 02/22/24
(b)
............... 1 3,528,186
BNP Paribas SA ( Darden Restaurants, Inc.),
10.82%, 01/09/24 ................ 19 2,944,404
BNP Paribas SA (Expedia Group, Inc.),
13.49%, 02/09/24
(b)
............... 40 4,840,519
Citigroup, Inc. (Chipotle Mexican Grill, Inc.),
11.88%, 02/07/24 ................ 2 3,978,556
Citigroup, Inc. (McDonald's Corp.),
5.84%, 01/31/24 ................. 53 15,477,200
JPMorgan Structured Products BV (Flight
Centre Travel Group Ltd.), 11.08%, 02/08/24 10 2,344,709
Mizuho Markets Cayman LP (Airbnb, Inc.),
18.72%, 02/14/24 ................ 33 4,135,482
Mizuho Markets Cayman LP (Hilton Worldwide
Holdings, Inc.), 10.82%, 02/09/24 ...... 40 6,998,710
Mizuho Markets Cayman LP (Las Vegas Sands
Corp.), 19.17%, 01/25/24 ........... 99 4,689,346
Mizuho Markets Cayman LP (Starbucks Corp.),
9.57%, 02/02/24 ................. 82 7,922,217
Royal Bank of Canada (MGM Resorts
International), 17.61%, 01/08/24
(b)
..... 149 6,047,005
UBS AG (Wyndham Hotels & Resorts, Inc.),
11.60%, 02/15/24 ................ 38 2,868,404
UBS AG ( Yum ! Brands, Inc.), 9.30%, 02/08/24 41 5,181,158
70,955,896
Household Durables — 0.1%
BMO Capital Markets Corp. (Sony Group
Corp.), 19.27%, 02/23/24 ........... 37 3,470,319
BNP Paribas SA (DR Horton, Inc.),
16.66%, 01/24/24
(b)
............... 19 2,886,933
BNP Paribas SA (Newell Brands, Inc.),
32.27%, 01/29/24 ................ 184 1,568,811
Citigroup, Inc. (Mohawk Industries, Inc.),
20.51%, 02/09/24 ................ 22 1,788,101
JPMorgan Structured Products BV (PulteGroup,
Inc.), 18.39%, 01/31/24 ............. 37 3,563,528
13,277,692
Household Products — 0.2%
JPMorgan Structured Products BV (Reckitt
Benckiser Group plc), 8.05%, 01/08/24 .. GBP 21 1,446,013
Nomura Holdings, Inc. (Procter & Gamble Co.
(The)), 8.42%, 01/24/24 ............ USD 93 13,663,184
Royal Bank of Canada (Church & Dwight Co.,
Inc.), 8.59%, 01/08/24
(b)
............ 38 3,557,877
Royal Bank of Canada (Henkel AG & Co.
KGaA ), 6.17%, 01/10/24
(b)
........... EUR 43 3,498,606
22,165,680
Industrial Conglomerates — 0.2%
BNP Paribas SA (Siemens AG),
12.34%, 01/08/24
(b)
............... 9 1,406,864
JPMorgan Structured Products BV (General
Electric Co.), 12.20%, 01/24/24 ....... USD 33 4,058,505
Royal Bank of Canada (Siemens AG),
13.26%, 01/10/24
(b)
............... EUR 46 7,312,351
UBS AG (Honeywell International, Inc.),
11.69%, 02/02/24 ................ USD 44 8,177,232
20,954,952

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.5%
Barclays Bank plc (Willis Towers Watson plc),
13.64%, 01/25/24 ................ USD 16 $ 3,873,577
BNP Paribas SA ( Admiral Group plc ),
12.88%, 01/05/24
(b)
............... 63 4,526,995
BNP Paribas SA ( MetLife , Inc.),
15.30%, 02/01/24
(b)
............... 74 4,669,595
BNP Paribas SA (Prudential Financial, Inc.),
18.16%, 01/22/24
(b)
............... GBP 354 4,035,780
BNP Paribas SA (W R Berkley Corp.),
7.45%, 01/05/24
(b)
................ USD 58 4,052,708
Goldman Sachs International (Marsh &
McLennan Cos., Inc.), 4.91%, 01/26/24 .. 20 3,750,128
JPMorgan Structured Products BV (Chubb
Ltd.), 7.64%, 01/31/24 ............. 25 5,670,847
Mizuho Markets Cayman LP (Progressive Corp.
(The)), 11.91%, 01/25/24 ........... 28 4,414,982
Nomura Holdings, Inc. (American International
Group, Inc.), 11.14%, 02/15/24 ........ 106 7,120,364
Nomura Holdings, Inc. (Everest Group Ltd.),
16.15%, 02/08/24 ................ 9 3,362,490
Royal Bank of Canada (Fidelity National
Financial, Inc.), 13.66%, 02/15/24
(b)
.... 138 6,905,080
52,382,546
Interactive Media & Services — 0.4%
Barclays Bank plc (CAR Group Ltd.),
19.60%, 01/08/24 ................ 9 1,606,013
BMO Capital Markets Corp. (Meta Platforms,
Inc.), 15.57%, 02/01/24 ............. 25 8,623,454
Citigroup, Inc. (Meta Platforms, Inc.),
18.76%, 02/02/24 ................ 29 9,017,509
Mizuho Markets Cayman LP (Alphabet, Inc.)
13.92%, 01/05/24
(b)
............... 4 558,393
13.71%, 02/01/24 ................ 168 23,080,222
Mizuho Markets Cayman LP (CAR Group Ltd.),
20.20%, 02/14/24 ................ 15 2,598,478
SGA Societe Generale Acceptance NV (Meta
Platforms , Inc.), 13.99%, 01/05/24 ..... 2 530,673
46,014,742
IT Services — 0.2%
Citigroup, Inc. (Gartner, Inc.), 10.00%, 02/07/24 11 4,673,216
Mizuho Markets Cayman LP ( Akamai
Technologies, Inc.), 8.47%, 02/15/24 .... 20 2,292,949
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
19.00%, 02/08/24 ................ 80 5,717,176
Mizuho Markets Cayman LP (VeriSign, Inc.),
7.37%, 02/09/24 ................. 22 4,444,340
Nomura Holdings, Inc. ( Akamai Technologies,
Inc.), 8.44%, 01/05/24 ............. 41 4,705,762
Nomura Holdings, Inc. (Snowflake, Inc.),
19.25%, 03/01/24 ................ 24 4,721,429
26,554,872
Life Sciences Tools & Services — 0.1%
Goldman Sachs International ( Fortrea Holdings,
Inc.), 20.42%, 01/16/24 ............. 54 1,787,429
JPMorgan Structured Products BV (Danaher
Corp.), 13.69%, 01/24/24 ........... 26 5,862,817
Nomura Holdings, Inc. (Bruker Corp.),
18.91%, 02/09/24 ................ 54 3,984,427
11,634,673
Security
Par (000)
Par (000) Value
Machinery — 0.3%
Barclays Bank plc (Stanley Black & Decker,
Inc.), 20.26%, 02/02/24 ............. USD 33 $ 2,961,050
BNP Paribas SA (Ingersoll Rand, Inc.),
13.09%, 01/23/24 ................ 59 4,083,134
BNP Paribas SA (Oshkosh Corp.),
15.96%, 01/31/24
(b)
............... 42 4,596,904
Citigroup, Inc. (Pentair plc), 12.66%, 01/08/24 65 4,175,101
JPMorgan Structured Products BV (PACCAR,
Inc.), 9.07%, 01/24/24
(b)(c)
........... 72 7,048,537
Mizuho Markets Cayman LP (Parker-Hannifin
Corp.), 14.12%, 02/01/24 ........... 11 4,733,858
Nomura Holdings, Inc. (Flowserve Corp.),
17.96%, 02/22/24 ................ 114 4,667,064
Nomura Holdings, Inc. (Otis Worldwide Corp.),
6.83%, 02/02/24 ................. 59 5,214,219
37,479,867
Media — 0.1%
(b)
Mizuho Markets Cayman LP (Fox Corp.),
14.72%, 01/05/24 ................ 80 2,366,279
Royal Bank of Canada (Comcast Corp.),
19.17%, 02/05/24 ................ 111 4,786,241
7,152,520
Metals & Mining — 0.1%
Barclays Bank plc (Freeport-McMoRan, Inc.),
24.07%, 01/25/24 ................ 120 4,751,847
Barclays Bank plc (Nucor Corp.),
15.77%, 01/26/24 ................ 20 3,501,316
8,253,163
Multi-Utilities — 0.0%
JPMorgan Structured Products BV (Public
Service Enterprise Group, Inc.),
16.21%, 01/19/24 ................ 12 752,349
Nomura Holdings, Inc. (Sempra),
13.27%, 02/15/24 ................ 38 2,832,407
3,584,756
Oil, Gas & Consumable Fuels — 0.4%
BNP Paribas SA (APA Corp.),
20.15%, 02/22/24
(b)
............... 70 2,561,983
BNP Paribas SA (BP plc ), 12.81%, 01/22/24
(b)
GBP 1,223 7,313,499
BNP Paribas SA (Marathon Oil Corp.),
19.19%, 02/15/24
(b)
............... USD 139 3,431,772
JPMorgan Structured Products BV (Shell plc),
17.68%, 01/08/24 ................ GBP 254 8,354,163
Nomura Holdings, Inc. (Devon Energy Corp.),
27.22%, 01/05/24 ................ USD 77 3,474,839
Nomura Holdings, Inc. ( Kosmos Energy Ltd.),
31.34%, 02/15/24 ................ 392 2,620,243
Nomura Holdings, Inc. (Occidental Petroleum
Corp.), 15.44%, 01/05/24 ........... 64 3,827,230
Nomura Holdings, Inc. (Williams Cos., Inc.
(The)), 17.24%, 01/11/24 ........... 45 1,570,366
Royal Bank of Canada (BP plc),
13.27%, 01/10/24
(b)
............... 313 11,106,879
Royal Bank of Canada (Crescent Point Energy
Corp.), 8.00%, 01/10/24 ............ GBP 130 3,552,151
SGA Societe Generale Acceptance NV
(ConocoPhillips), 16.47%, 02/05/24 .... USD 12 1,367,521
49,180,646
Passenger Airlines — 0.0%
Royal Bank of Canada (Delta Air Lines, Inc.),
15.35%, 01/12/24
(b)
............... 77 2,984,280

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.2%
(b)
Royal Bank of Canada (Beiersdorf AG),
6.82%, 01/10/24 ................. EUR 25 $ 3,584,423
Royal Bank of Canada (Estee Lauder Cos., Inc.
(The)), 8.08%, 01/10/24 ............ 23 4,692,796
Royal Bank of Canada ( L'Oreal SA),
10.12%, 01/10/24 ................ 25 11,961,754
Royal Bank of Canada (Unilever plc),
11.47%, 02/15/24 ................ USD 39 1,887,749
22,126,722
Pharmaceuticals — 0.1%
Barclays Bank plc (Elanco Animal Health, Inc.),
28.10%, 01/09/24 ................ 263 3,024,757
BMO Capital Markets Corp. (Eli Lilly & Co.),
17.55%, 02/05/24 ................ 3 1,743,414
BNP Paribas SA (AstraZeneca plc),
15.89%, 01/08/24
(b)
............... GBP 15 2,006,247
BNP Paribas SA (Novo Nordisk A/S),
23.25%, 01/11/24
(b)
............... USD 6 640,697
Citigroup, Inc. (Pfizer, Inc.), 21.59%, 01/31/24 91 2,637,154
Royal Bank of Canada (Bayer AG),
28.51%, 02/01/24 ................ EUR 81 2,812,377
12,864,646
Professional Services — 0.2%
Barclays Bank plc (Dun & Bradstreet Holdings,
Inc.), 19.98%, 01/25/24 ............. USD 349 3,654,641
Barclays Bank plc (Robert Half, Inc.),
18.43%, 01/25/24 ................ 10 811,328
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 13.08%, 01/05/24
(b)
........... 119 6,323,319
BNP Paribas SA (Verisk Analytics, Inc.),
9.34%, 01/05/24
(b)
................ 17 3,985,509
Mizuho Markets Cayman LP (Automatic Data
Processing, Inc.), 10.17%, 01/25/24 .... 20 4,573,562
Mizuho Markets Cayman LP (Leidos Holdings,
Inc.), 15.17%, 01/05/24
(b)
........... 72 7,340,136
26,688,495
Semiconductors & Semiconductor Equipment — 0.1%
BMO Capital Markets Corp. (Intel Corp.),
25.07%, 02/08/24 ................ 31 1,389,459
Citigroup, Inc. (Intel Corp.), 19.24%, 01/26/24 124 4,786,303
Goldman Sachs International (NXP
Semiconductors NV), 15.30%, 01/31/24 . 19 4,156,107
10,331,869
Software — 1.3%
BNP Paribas SA ( Crowdstrike Holdings, Inc.),
18.39%, 03/07/24
(b)
............... 19 4,683,943
BNP Paribas SA ( Intuit , Inc.), 13.25%, 02/23/24 10 5,766,344
BNP Paribas SA (Palo Alto Networks, Inc.),
18.67%, 01/11/24
(b)
............... 9 2,365,539
Citigroup, Inc. (Fair Isaac Corp.),
12.76%, 01/08/24 ................ 3 3,002,108
Mizuho Markets Cayman LP (BILL Holdings,
Inc.), 30.52%, 02/01/24 ............. 62 4,326,354
Mizuho Markets Cayman LP (Microsoft Corp.),
9.36%, 01/25/24 ................. 60 22,672,503
Nomura Holdings, Inc. (Salesforce, Inc.),
9.97%, 03/01/24 ................. 35 8,911,671
Nomura Holdings, Inc. (Workday, Inc.),
11.44%, 02/27/24 ................ 17 4,563,959
Royal Bank of Canada (C3.ai, Inc.),
6.46%, 01/10/24
(b)
................ EUR 31 5,947,974
Royal Bank of Canada (Microsoft Corp.),
14.53%, 02/05/24
(b)
............... USD 10 3,708,720
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada (SAP SE),
9.28%, 01/10/24
(b)
................ EUR 76 $ 11,747,051
Royal Bank of Canada (Synopsys, Inc.),
9.97%, 02/15/24
(b)
................ USD 16 8,193,110
UBS AG (Microsoft Corp.), 11.50%, 01/24/24 107 40,144,639
UBS AG (Roper Technologies, Inc.),
5.70%, 01/26/24 ................. 11 5,745,883
UBS AG (ServiceNow, Inc.), 16.90%, 01/25/24 32 18,862,183
150,641,981
Specialized REITs — 0.0%
Barclays Bank plc (Crown Castle, Inc.),
20.58%, 01/19/24 ................ 8 858,030
BMO Capital Markets Corp. (American Tower
Corp.), 18.13%, 01/16/24 ........... 4 788,963
1,646,993
Specialty Retail — 0.3%
Citigroup, Inc. (AutoNation, Inc.),
20.32%, 02/16/24 ................ 34 4,665,059
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.), 10.67%, 02/08/24 .... 8 7,824,706
JPMorgan Structured Products BV (Ross
Stores, Inc.), 9.33%, 02/28/24 ........ 35 4,640,601
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 7.82%, 01/11/24 ......... 64 5,847,616
Mizuho Markets Cayman LP (Williams-Sonoma,
Inc.), 15.72%, 01/11/24 ............. 23 4,189,483
Royal Bank of Canada (O'Reilly Automotive,
Inc.), 8.32%, 01/08/24
(b)
............ 3 2,752,760
Royal Bank of Canada ( Ulta Beauty, Inc.),
8.01%, 01/18/24
(b)
................ 10 4,677,858
34,598,083
Technology Hardware, Storage & Peripherals — 0.5%
BNP Paribas SA (Apple, Inc.),
9.51%, 02/02/24
(b)
................ 191 35,141,525
BNP Paribas SA (Hewlett Packard Enterprise
Co.), 13.45%, 02/29/24
(b)
............ 204 3,417,489
Goldman Sachs International (HP, Inc.),
22.64%, 01/11/24 ................ 53 1,503,508
Mizuho Markets Cayman LP (Apple, Inc.),
8.56%, 02/01/24 ................. 59 11,407,404
51,469,926
Textiles, Apparel & Luxury Goods — 0.1%
Goldman Sachs International ( Skechers USA,
Inc.), 16.91%, 02/02/24 ............. 47 2,326,476
JPMorgan Structured Products BV (Skechers
USA, Inc.), 14.33%, 02/01/24 ......... 43 2,368,014
Royal Bank of Canada (adidas AG),
19.36%, 01/10/24
(b)
............... EUR 18 3,596,967
Royal Bank of Canada (Ralph Lauren Corp.),
21.62%, 01/29/24
(b)
............... USD 11 1,554,976
Royal Bank of Canada (Tapestry, Inc.),
20.51%, 01/08/24
(b)
............... 160 4,889,970
14,736,403
Tobacco — 0.2%
JPMorgan Structured Products BV (British
American Tobacco plc), 23.09%, 02/01/24 GBP 192 5,727,316
Royal Bank of Canada (Philip Morris
International, Inc.), 12.35%, 02/09/24
(b)
.. USD 122 11,486,055
17,213,371

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
Barclays Bank plc (Ferguson plc),
15.38%, 01/05/24 ................ USD 25 $ 4,148,579
JPMorgan Structured Products BV (United
Rentals, Inc.), 20.65%, 01/25/24 ...... 11 4,844,532
8,993,111
Wireless Telecommunication Services — 0.1%
BNP Paribas SA (Vodafone Group plc ),
41.53%, 01/22/24
(b)
............... GBP 4,382 3,917,486
UBS AG (T-Mobile US, Inc.), 8.40%, 02/02/24 USD 47 7,521,482
11,438,968
Total Equity-Linked Notes — 12.6%
(Cost: $1,402,350,313) ........................... 1,438,018,227
Fixed Rate Loan Interests
Financial Services — 0.1%
CML ST Regis Aspen, Term Loan,
8.26%
,
 02/09/27
(e)
................ 13,038 13,037,932
Total Fixed Rate Loan Interests — 0.1%
(Cost: $13,023,125) .............................. 13,037,932
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
 05/25/28 ........... 3,205 2,975,142
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
 05/25/28 ........... 591 548,172
Bleriot U.S. Bidco , Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.61%
,
 10/30/28 .. 541 542,998
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 9.36%
,
 08/03/29 ....... 946 930,359
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.36%
,
 08/24/28 ................. 3,437 3,443,402
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.36%
,
 08/24/28 ................. 1,473 1,475,744
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/01/28 ................. 2,365 2,368,261
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Cap + 7.75%),
13.22%
,
 02/01/29 ................ 963 956,148
TransDigm Inc., Term Loan J, (1-mo. LIBOR
USD + 3.25%), 8.60%
,
 02/14/31 ...... 778 780,918
TransDigm , Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
 08/24/28 ..... 2,125 2,133,291
TransDigm , Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.60%
,
 02/22/27 .. 930 932,958
17,087,393
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.72%
,
 04/10/28 .. 649 651,120
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.11%
,
 05/06/30 ................. 2,375 2,378,016
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
 11/17/28 .......... USD 1,285 $ 1,130,080
4,159,216
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.86%
,
 12/14/27
(a)
.......... 1,716 1,719,392
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.70%
,
 01/24/29 ................. 4,734 4,568,134
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.01% Cap + 6.00%),
11.45%
,
 01/24/30 ................ 1,951 1,560,499
6,128,633
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 3.25%), 8.72%
,
 11/24/28
(e)
. 753 748,757
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 6.75%),
12.21%
,
 06/30/27 ................ 1,679 1,658,268
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.97%
,
 02/12/27 ..... 3,319 3,259,162
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Cap + 4.25%),
9.72%
,
 02/12/27
(e)
................ 427 422,896
Sally Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 2.25%), 7.61%
,
 02/28/30 .. 625 627,032
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.36%
,
 12/21/27 ................. 477 384,836
7,100,951
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Cap + 3.75%), 9.11%
,
 05/13/29 600 601,956
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%
,
 04/12/28 ........... 339 337,885
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.75%), 4.25% -
9.21%
,
 11/23/27 ................. 1,362 1,336,812
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.21%
,
 10/02/28 ........... 307 306,588
Jeld-Wen , Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.72%
,
 07/28/28 ..... 888 889,596
Wilsonart LLC, Term Loan E, (3-mo. CME
Term SOFR at 1.00% Cap + 3.25%),
8.70%
,
 12/31/26 ................. 2,731 2,734,046
6,206,883
Capital Markets — 0.1%
(a)
Aretec Group, Inc., Term Loan B1, (1-mo. CME
Term SOFR + 4.50%), 9.96%
,
 08/09/30 .. 572 570,329
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 8.97%
,
 08/02/28 ....... 1,965 1,957,947

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 7.00%
,
 08/02/29 ...... USD 556 $ 533,055
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B5, (3-mo. CME
Term SOFR at 0.50% Cap + 2.50%),
7.85%
,
 12/20/29 ................. 1,433 1,436,344
Azalea TopCo , Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.97%, 07/24/26 ............... 1,398 1,381,448
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.22%, 07/24/26 ......... 774 761,965
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.42%, 10/22/26 ......... 1,888 1,889,930
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 8.13%, 10/22/27 ......... 696 696,409
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.86%
,
 06/30/28 ........... 1,366 1,364,888
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.86%
,
 06/30/28 ........... 863 863,916
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.20%
,
 04/01/28 ................ 710 709,360
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.75%), 10.10% - 10.14%
,
 08/11/28 239 240,477
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.86%
,
 08/17/28 ................. 1,840 1,844,073
14,250,141
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 09/30/28 ................. 1,144 1,129,853
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.46%
,
 11/24/27 ....... 854 840,774
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR at
0.75% Cap + 4.75%), 10.32%
,
 08/27/26 . 900 863,339
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.86%
,
 08/18/28 ................. 1,194 1,190,426
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.36%
,
 12/29/27 ........... 641 513,511
Derby Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.60%
,
 11/01/30
(e)
................ 1,933 1,933,000
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.38%), 9.77%
,
 10/04/29 ....... 913 898,504
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.98%
,
 06/09/28 ........... 1,429 1,429,319
Element Solutions, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 2.00%),
7.36%
,
 12/18/30
(e)
................ 1,956 1,961,259
Security
Par (000)
Par (000) Value
Chemicals (continued)
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.61%
,
 02/15/30 ................. USD 321 $ 321,058
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Cap +
3.93%), 9.37%
,
 07/03/28 ........... 1,207 1,090,049
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.96%
,
 02/18/30 ................. 635 634,810
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 10/15/28 ......... 2,111 2,111,911
(1-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.71%, 10/15/28 ......... 305 305,975
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.97%
,
 06/30/27 ................. 322 322,151
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.86%
,
 03/29/28 ................. 2,194 2,116,090
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.47%
,
 04/03/28 .. 975 977,296
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.35%
,
 11/09/28 ........... 979 982,217
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
8.93%
,
 10/14/24 ................. 1,550 1,495,941
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.72%
,
 08/02/28 ........... 1,483 1,478,156
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.36%
,
 09/22/28 ................. 1,525 1,527,045
24,122,684
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(e)(q)
.. 87 87,207
Action Environmental Group, Inc., (The), Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.50%), 9.88%
,
 10/24/30
(e)
...... 586 587,442
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.21%, 05/12/28 ......... 3,023 3,007,118
(1-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.11%, 05/12/28 ......... 364 363,574
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.36%
,
 02/15/29 ................. 1,252 1,249,749
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 06/22/30 ................. 1,421 1,422,100
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 09/07/27 ................. 2,013 2,014,651
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.86%
,
 11/30/28 ................. 1,709 1,707,343
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.86%
,
 11/30/28 ................. 130 130,169

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.91%
,
 05/31/27 ................. USD 718 $ 719,428
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.46%
,
 10/29/28 ................ 972 929,833
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.71%
,
 10/20/25 ................. 1,352 1,273,790
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.25%), 9.89%
,
 12/15/28 ....... 1,167 904,285
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (3-mo. CME Term SOFR +
2.50%), 7.83%
,
 10/13/30 ........... 840 841,966
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 2.75%),
8.11%
,
 08/31/28 ................. 5,056 5,073,871
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 4.00%),
9.46%
,
 11/02/27 ................. 1,913 1,843,799
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.47%
,
 07/30/28 ................ 1,041 1,034,784
23,191,109
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.36%
,
 10/24/30 ..... 1,580 1,582,448
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.86%, 03/02/29 ......... 1,219 1,193,448
9.96%, 05/30/30 ................. 746 730,275
3,506,171
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.88%
,
 08/01/30 ........... 3,584 3,558,427
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 7.94%
,
 04/01/24
(e)
.......... 14,250 14,044,381
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 3.50%),
8.96%
,
 12/16/27 ................. 248 247,681
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.47%
,
 01/21/28 ..... 1,191 1,193,674
USIC Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.50%), 9.11%
,
 05/12/28 ............ 1,499 1,484,816
20,528,979
Construction Materials — 0.1%
(a)
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.36%
,
 03/08/29 ................ 740 636,814
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 4.50%),
9.95%
,
 04/29/29 ................. 1,538 1,521,017
Quikrete Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.22%
,
 03/19/29 ................. 642 643,339
Smyrna Ready Mix Concrete LLC, Term
Loan, (1-mo. CME Term SOFR + 3.50%),
8.86%
,
 04/02/29 ................. 528 528,498
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.72%
,
 09/22/28 ........... USD 1,115 $ 1,116,772
Summit Materials LLC, Term Loan B, 11/30/28
(q)
699 701,188
5,147,628
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, (3-mo.
LIBOR GBP + 3.75%), 8.96%
,
 04/12/26
(e)
GBP 10,046 12,750,602
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR + 2.00%),
7.47%, 09/13/26 ............... USD 1,288 1,289,333
(1-mo. CME Term SOFR + 2.50%),
7.97%, 11/22/28 ............... 958 961,544
15,001,479
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 3.75%), 9.22%
,
 12/01/27 ....... 3,924 3,937,039
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.35%
,
 08/14/26 ................. 1,226 1,229,304
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.72%
,
 02/05/26 ................. 561 562,643
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.11%
,
 07/31/26 ................. 327 327,903
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.61%
,
 09/15/28 ........... 1,187 1,181,220
7,238,109
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.46%
,
 01/15/27 ........... 1,775 1,778,281
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.39%
,
 10/28/27 ................. 1,638 1,523,945
3,302,226
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.96%
,
 12/11/28 ............ 432 423,741
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
5.75%), 11.21%
,
 12/10/29 ........... 1,191 1,017,454
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Cap + 2.25%), 7.72%
,
 11/24/28 ....... 1,483 1,480,683
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.35%
,
 06/12/30 ................ 1,364 1,367,919
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Cap + 4.50%), 10.16%
,
 01/15/27 2,437 2,401,837
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
4.50%), 9.85%
,
 09/29/30 ........... 1,542 1,545,406
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Cap + 5.00%),
10.47%
,
 09/01/25 ................ 2,095 1,735,779

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.22%
,
 02/05/26 ................. USD 2,663 $ 2,669,000
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Cap +
4.00%), 9.47%
,
 01/08/27 ........... 1,189 1,189,910
13,831,729
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.11%
,
 05/18/30
(a)
................ 909 909,394
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.41%, 07/15/25 ............... 842 833,975
(3-mo. LIBOR USD + 2.75%),
8.41%, 01/31/26
(e)
.............. 458 451,397
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
 08/15/28 . 1,582 1,416,265
Connect Finco SARL, Term Loan, (1-mo.
CME Term SOFR at 1.00% Cap + 3.50%),
8.86%
,
 12/11/26 ................. 5,469 5,465,665
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Cap
+ 3.50%), 8.97%
,
 10/02/27 .......... 1,218 1,129,180
Iridium Satellite LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Cap + 2.50%),
7.86%
,
 09/20/30 ................. 3,012 3,016,959
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.22%
,
 03/01/27 ................. 1,385 1,315,750
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.72%
,
 03/15/27 ................. 1,871 1,271,958
Orbcomm , Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.72% - 9.90%
,
 09/01/28 ........... 1,005 951,419
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.25%),
8.72%
,
 09/25/26 ................. 2,869 2,286,991
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.73%
,
 01/31/29 ................. 795 792,377
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/09/27 ................. 4,624 3,958,072
22,890,008
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
4.75%), 10.36%
,
 06/23/28
(a)
.......... 1,492 1,488,774
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.75%),
8.22%
,
 07/02/29
(a)
................ 1,037 1,038,306
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR + 3.00%),
8.47%, 06/28/24
(e)
.............. 41 27,518
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
(1-mo. CME Term SOFR + 1.00%),
6.47%, 06/30/25 ............... USD 414 $ 162,133
189,651
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 04/22/26 ................. 1,558 1,298,231
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.60%
,
 03/08/30 ........... 1,035 1,030,002
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 07/21/28 ................. 1,840 1,826,569
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.86%
,
 11/27/28 ................. 2,575 2,583,958
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR
at 0.50% Cap + 2.25%), 7.60%
,
 01/15/30 1,928 1,931,625
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.21%
,
 10/19/26 ................. 4,031 4,021,943
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.97%
,
 10/19/26 ................. 251 251,346
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.22%
,
 03/13/28 ................. 1,722 1,718,025
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.14%
,
 01/23/25 ................. 1,484 1,483,730
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Cap +
2.75%), 8.40%
,
 04/29/26 ........... 1,414 1,417,914
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 05/18/25 ..... 3,192 3,198,411
WMG Acquisition Corp., Term Loan G,
(1-mo. CME Term SOFR + 2.13%),
7.60%
,
 01/20/28 ................. 2,918 2,916,989
23,678,743
Financial Services — 1.1%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, 8.96%
,
 12/21/28 ....... 1,184 1,188,091
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.90%
,
 10/30/26 .. 1,180 1,181,088
Belron Finance US LLC, Term Loan
 04/13/28
(e)(q)
.................... 1,373 1,376,384
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 8.00%, 04/18/29 ......... 471 471,223
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 2.43%),
8.07%
,
 04/13/28 ................. 650 650,760
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 0.00%),
8.87%
,
 09/09/24
(e)
................ 10,600 10,421,619
CML La Quinta Resort, Term Loan, (1-
mo. LIBOR USD + 0.00%), 0.00% -
8.44%
,
 09/09/24
(e)
................ 9,074 8,834,821
CML Terranea Resort, Term Loan, (1-mo.
LIBOR USD + 0.00%), 9.67%
,
 01/01/27
(e)
5,600 5,599,480

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Cogeco Communications Finance LP, Term
Loan, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 09/01/28 ................. USD 1,608 $ 1,578,491
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 11/15/24
(e)(f)(l)
.... 7,906 1,572,025
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Cap + 3.75%), 9.10%
,
 04/09/27 ....... 4,796 4,744,483
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 6.75%), 12.36%
,
 04/07/28 ...... 1,890 1,797,862
GIP Pilot Acquisition Partners LP, Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.33%
,
 10/04/30 ................. 280 279,768
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(q)
..................... 1,558 1,563,842
Houston Center, Term Loan, (1-mo. LIBOR
USD + 0.00%), 7.55%
,
 09/09/24
(e)
..... 42,968 26,478,876
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 03/24/25 ................. 2,183 2,175,345
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 8.20%
,
 03/09/24
(e)
31,844 29,881,431
Sheraton Austin, Term Loan, (1-mo.
LIBOR USD at 0.25% Floor + 3.48%),
8.94%
,
 06/01/24
(e)
................ 10,645 10,410,318
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
8.39%
,
 12/11/26 ................. 2,457 2,452,897
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 7.00%), 12.65%
,
 02/28/25 ..... 1,404 585,040
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 3.00%),
8.48%
,
 01/31/29 ................. 846 842,431
Vinoy St. Petersburg (The), Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.67%),
0.00% - 7.99%
,
 06/09/26
(e)
.......... 11,528 11,119,644
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.72%
,
 03/31/28 ..... 882 883,799
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.11%
,
 10/19/27 ............ 1,958 1,961,551
128,051,269
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.22%
,
 10/01/25 ........... 2,208 2,112,186
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.86%
,
 10/10/26 .. 172 170,252
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Cap +
3.50%), 8.97%, 10/25/27 ......... 4,319 4,320,680
(1-mo. CME Term SOFR + 3.75%),
9.11%, 10/25/27 ............... 714 714,593
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 01/29/27 ................. 4,210 4,211,792
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.34%
,
 05/23/25 .. 604 480,885
Nomad Foods Ltd., Term Loan B4, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
 11/13/29 ................. 790 791,073
Security
Par (000)
Par (000) Value
Food Products (continued)
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 3.50%), 9.14%
,
 06/08/28 ....... USD 2,378 $ 2,384,419
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.86%
,
 03/31/28 ........... 1,201 1,188,728
Utz Quality Foods LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.00%),
8.64%
,
 01/20/28 ................. 3,015 3,014,649
19,389,257
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 4.75%), 10.21%
,
 04/06/28 . 499 493,540
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 08/06/27 ................. 1,008 1,004,832
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.13%
,
 03/03/30 ................. 1,889 1,893,246
3,391,618
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 05/10/27 ......... 2,460 2,427,650
(1-mo. CME Term SOFR + 4.00%),
9.36%, 09/29/28 ............... 944 940,097
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.71%
,
 11/03/28 ................. 2,379 2,371,238
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.11%
,
 03/05/26 ................ 840 753,752
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 3.25%),
8.72%
,
 05/04/28 ................. 880 882,151
Medline Borrower LP, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 10/23/28 ................. 4,732 4,750,985
12,125,873
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.72%, 09/29/28 ......... 1,422 1,421,699
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.10%, 09/29/28 ......... 315 315,198
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.50%), 8.93%
,
 11/08/27 ............ 1,715 1,717,274
Electron Bidco , Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 11/01/28 ................. 2,070 2,072,955
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.39%, 02/18/27 ............... 1,323 640,124
(3-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.39%, 11/15/28 .......... 412 197,172
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
6.75%), 12.39%
,
 11/15/29 ........... 611 163,460

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
MED ParentCo . LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.72%
,
 08/31/26 ................. USD 311 $ 306,973
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.71%
,
 11/01/28 ....... 913 849,794
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 7.00%), 12.46%
,
 11/01/29 ...... 404 338,855
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.22%
,
 10/27/28 ........... 1,418 1,422,682
Surgery Center Holdings, Inc., Term Loan,
8.86%
,
 12/19/30 ................. 1,271 1,274,681
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.71%
,
 05/16/29 ................. 346 346,229
11,067,096
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 02/15/29 ................. 3,179 3,161,080
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
 10/01/27 ........... 3,068 2,976,438
IQVIA, Inc., Term Loan B4, (3-mo. CME Term
SOFR + 2.00%), 7.35%
,
 01/02/31 ..... 1,227 1,230,509
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.47%
,
 06/02/28 ................. 4,662 4,592,879
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.47%
,
 08/27/25 ................. 3,028 3,030,430
14,991,336
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.61%
,
 09/23/30 ................. 2,684 2,682,562
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.22%
,
 02/02/26 ................. 2,030 1,883,799
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.21%
,
 05/31/30
(e)
................ 167 167,996
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.93%
,
 10/02/28 ................. 990 936,398
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%
,
 02/06/30 ........... 1,123 1,124,845
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.00%),
8.36%
,
 08/09/27 ................. 949 950,018
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.46%
,
 03/17/28 ................. 1,475 1,473,557
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00% -
8.34%
,
 12/09/24
(e)
................ 7,475 7,188,331
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.61%
,
 03/08/24 ........... 3,609 3,522,723
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%
,
 01/27/29 ........... USD 3,976 $ 3,975,001
Flutter Entertainment plc, Term Loan B
(3-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.90%, 07/22/28 ......... 812 813,315
(3-mo. CME Term SOFR + 2.25%),
7.70%, 11/10/30 ............... 2,438 2,440,023
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 2.50%), 7.96%
,
 11/30/29 ....... 3,302 3,311,434
Hilton Domestic Operating Co., Inc., Term Loan
B4, 7.46%
,
 11/08/30 ............... 2,953 2,961,912
IRB Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.00%),
8.46%
,
 12/15/27 ................. 2,660 2,661,531
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
3.00%), 8.46%
,
 04/14/29 ........... 1,236 1,237,795
Packers Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 3.25%), 8.71%
,
 03/09/28 .. 1,111 694,683
Penn Entertainment, Inc., Facility Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.20%
,
 05/03/29 ........... 1,780 1,781,631
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 01/05/29 ................. 650 649,538
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Cap +
3.00%), 8.47%
,
 08/25/28 ........... 1,006 1,006,477
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Cap +
2.25%), 7.71%
,
 02/08/27 ........... 2,130 2,132,209
Whatabrands LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 08/03/28 ................. 2,313 2,314,011
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 05/24/30 ................. 909 910,816
46,820,605
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.25%),
9.86%
,
 05/17/28 ................. 1,465 1,281,634
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.88%
,
 02/26/29 ........... 2,955 2,939,573
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
7.50%), 12.96%
,
 06/29/28 ........... 658 624,396
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
 10/06/28 ........... 2,537 2,269,378
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Cap +
3.25%), 8.72%
,
 10/30/27 ........... 3,223 2,807,817
9,922,798
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.72%
,
 12/22/27
(a)
................ 563 562,215

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.61%
,
 07/31/30 ................. USD 1,185 $ 1,184,132
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
2.50%), 8.15%
,
 12/15/27 ........... 1,253 1,251,018
2,435,150
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B,
(1-mo. CME Term SOFR + 3.00%),
8.36%
,
 05/31/30 ................. 893 895,334
JFL-Tiger Acquisition Co., Inc. Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
5.00%), 10.40%
,
 10/17/30 ........... 539 539,000
Minimax Viking GmbH, Facility Term Loan B1,
07/31/28
(q)
..................... 197 197,380
1,631,714
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6, (1-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 8.87%
,
 11/06/30 .......... 5,560 5,577,980
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Cap +
2.75%), 8.22%, 02/19/28 ......... 477 478,001
(1-mo. CME Term SOFR at 0.75% Cap +
2.25%), 7.72%, 02/19/28 ......... 2,074 2,074,276
AssuredPartners , Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.97%, 02/12/27 ............... 3,372 3,376,642
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%
,
 10/14/27 ........... 462 461,056
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.37%, 11/10/29 .......... 652 654,478
(3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.66%, 06/20/30 ......... 3,888 3,902,675
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (6-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 1,136 1,139,317
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.46%
,
 09/01/27 ................. 2,366 2,360,547
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.00%),
8.35%, 11/22/29 ............... 3,218 3,220,917
(3-mo. CME Term SOFR + 3.25%),
8.60%, 09/27/30 ............... 1,105 1,105,496
24,351,385
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.46%
,
 06/26/28 ................. 815 815,102
Camelot US Acquisition LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Cap +
3.00%), 8.47%, 10/30/26 ......... 3,090 3,091,896
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Cap + 4.50%),
9.97%
,
 01/29/26 ................. 929 931,058
4,838,056
Security
Par (000)
Par (000) Value
IT Services — 0.1%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.72%
,
 01/31/28 ................ USD 1,054 $ 1,002,175
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.72%
,
 01/20/29 ................ 618 581,111
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.71%
,
 08/19/28 ..... 664 660,935
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.72%
,
 12/23/26 ..... 2,164 2,157,141
Central Parent LLC., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.35%
,
 07/06/29 ................. 2,995 3,006,705
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.86%
,
 11/09/29 ................. 1,450 1,453,440
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.47%
,
 08/10/27 ................. 1,246 1,247,592
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.11%
,
 02/24/28 ............ 3,725 3,733,489
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.40%
,
 06/28/29 ................ 1,016 1,006,237
14,848,825
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.46%
,
 12/01/28
(e)
.......... 663 648,003
Topgolf Callaway Brands Corp., Term Loan,
8.96%
,
 03/15/30 ................. 1,006 1,005,025
1,653,028
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.71%
,
 11/08/27 ................. 1,052 1,053,459
Curia Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.23%
,
 08/30/26 ................. 199 177,089
eResearchTechnology , Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Cap + 4.50%), 9.96%
,
 02/04/27 ....... 895 892,337
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.11%
,
 07/01/30 ................. 455 453,956
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.86%, 07/03/28 ......... 2,285 2,291,441
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Cap +
3.00%), 8.40%
,
 10/19/27 ........... 1,894 1,840,378
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.72%
,
 11/15/28 ............ 2,895 2,910,477
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
 09/27/30 ..... 832 821,250
10,440,387

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.3%
(a)
AI Aqua Merger Sub, Inc., Term Loan,
07/31/28
(q)
..................... USD 1,413 $ 1,417,861
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 5.25%),
10.92%
,
 08/17/26 ................ 1,778 1,785,078
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.46%
,
 09/03/30 .. 724 725,633
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 2.75%),
8.39%
,
 05/14/28 ................. 335 335,747
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 10/21/28 ......... 1,614 1,614,401
(1-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.72%, 10/21/28 ......... 1,589 1,593,996
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 03/01/27 ................. 1,298 1,300,793
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Cap + 2.50%),
7.96%
,
 03/31/27 ................. 2,135 2,136,581
Generac Power Systems, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
 12/13/26 ................. 325 324,594
Husky Injection Molding Systems Ltd., Term
Loan, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/28/25 ................. 2,904 2,898,444
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.21%
,
 03/01/27 ........... 547 547,629
Madison IAQ LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Cap + 3.25%),
8.72%
,
 06/21/28 ................. 2,083 2,073,564
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.35%
,
 11/22/29 ................. 2,549 2,552,497
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 4.50%),
9.96%
,
 04/05/29 ................. 1,958 1,962,260
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 9.38%
,
 07/30/27 .......... 3,663 3,667,745
Vertiv Group Corp., Term Loan B1, (1-mo. CME
Term SOFR + 2.50%), 7.97%
,
 03/02/27 .. 2,679 2,686,498
27,623,321
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 3.25%),
8.71%
,
 03/03/25 ................. 1,235 1,206,734
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 1,067 1,082,600
Charter Communications Operating LLC, Term
Loan B4, (3-mo. CME Term SOFR + 2.00%),
7.33%
,
 12/07/30 ................. 1,213 1,207,537
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
9.14%
,
 08/21/26 ................. 1,227 1,213,048
CSC Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.98%
,
 04/15/27 ...... 1,618 1,529,108
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.65%
,
 08/02/27 ................ USD 1,937 $ 1,935,130
ECL Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.11%
,
 09/03/30 ................ 532 532,066
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Cap + 5.50%), 10.86% 06/30/28 ....... 903 869,334
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.11%
,
 08/15/26
(e)
................ 1,009 1,009,496
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 04/01/28 ................. 669 549,071
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.37%
,
 05/11/29
(e)
................ 1,246 1,242,606
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.98%
,
 04/30/28 ................. 1,087 1,082,728
13,459,458
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ecopetrol SA, Term Loan, (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
 09/06/30 ..... 3,000 2,977,500
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 12/21/28 ........... 3,816 3,807,727
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.96%
,
 09/19/29 ........... 317 317,286
Medallion Midland Acquisition, LP, Term
Loan, (3-mo. CME Term SOFR + 3.50%),
8.86%
,
 10/18/28 ................. 2,361 2,367,716
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.22%
,
 01/31/28 ................. 763 765,341
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.39%
,
 10/30/28 ................ 1,792 1,760,640
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 3.25%), 8.71%
,
 10/05/28 .. 2,660 2,664,088
14,660,298
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.43%
,
 04/20/28 ................ 1,786 1,832,231
Air Canada, Term Loan, (3-mo. CME
Term SOFR at 0.75% Cap + 3.50%),
9.14%
,
 08/11/28 ................. 2,067 2,070,226
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 1,865 1,846,392
(6-mo. CME Term SOFR + 2.75%),
8.60%, 02/15/28 ............... 2,210 2,205,630
(3-mo. CME Term SOFR + 3.50%),
8.87%, 06/04/29 ............... 1,563 1,564,954
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Cap + 5.25%),
10.77%
,
 06/21/27 ................ 2,053 2,120,131
United AirLines , Inc., Term Loan B,
9.22%
,
 04/21/28 ................. 1,773 1,776,815

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
WestJet Airlines Ltd., Term Loan, (1-mo.
CME Term SOFR at 1.00% Cap + 3.00%),
8.46%
,
 12/11/26 ................. USD 1,259 $ 1,255,408
14,671,787
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. CME Term SOFR + 3.50%),
8.95%
,
 10/01/26
(a)
................ 6,076 6,102,004
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 5.50%),
10.86%
,
 05/04/28 ................ 1,219 1,195,802
Amynta Agency Borrower, Inc., Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.61%
,
 02/28/28 ................. 1,404 1,403,588
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 5.25%),
10.71%
,
 02/01/27 ................ 987 801,144
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.47%
,
 02/22/28 ........... 1,991 1,949,157
Elanco Animal Health, Inc., Term Loan,
7.20%
,
 08/01/27 ................. 1,970 1,956,409
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 05/05/28 ................. 2,364 2,374,367
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 06/02/28 ................. 1,604 1,605,453
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.71%
,
 04/20/29 ................. 947 943,054
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.00%), 8.45%
,
 11/18/27 ............ 1,199 1,180,941
13,409,915
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 2.75%),
8.22%
,
 02/04/28 ................. 1,719 1,722,687
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.61%
,
 08/30/30 ..... 439 440,436
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 06/02/28 ................. 4,296 4,170,263
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.21%
,
 02/06/26 ................. 4,066 4,071,943
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.36%
,
 01/18/29 ................. 1,471 1,472,950
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, 9.70%
,
 07/06/29 ........... 646 638,675
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
9.70%
,
 07/06/29 ................. 1,400 1,383,796
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.21%
,
 04/28/28 ........... 946 946,526
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.13%
,
 04/29/29
(e)
.......... USD 1,661 $ 1,362,197
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 0.00% -
7.46%
,
 05/28/28 ................. 637 637,427
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.21%
,
 11/16/26 .. 1,123 1,123,747
Trans Union LLC, Term Loan B6, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.72%
,
 12/01/28 ................. 1,603 1,606,782
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.71%
,
 02/28/27 ..... 2,019 2,021,855
21,599,284
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.22%, 08/21/25
(e)
.............. 139 138,336
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 01/31/30 ......... 1,113 1,102,056
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%, 01/31/30
(e)
........ 963 960,593
2,200,985
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.85%
,
 08/17/29 ................. 1,727 1,728,780
Synaptics , Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.87%
,
 12/02/28 ................. 717 712,020
2,440,800
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.85%
,
 09/18/26 ........... 1,061 1,064,952
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
6.75%), 12.10%
,
 09/17/27 ........... 715 718,067
Barracuda Parent LLC, 1st Lien Term Loan,
9.88%
,
 08/15/29 ................. 895 871,751
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.72%
,
 09/21/28 ........... 2,009 2,007,873
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95% - 9.99%
,
 03/30/29 ...... 6,579 6,413,840
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.21%
,
 10/08/28 ................. 542 535,445
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.46%
,
 10/08/29 ................ 1,397 1,331,802
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 7.25%),
12.62%
,
 12/01/28 ................ 394 393,902
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.72%
,
 07/30/27 ................. 886 888,552
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.00%),
7.46%
,
 09/12/29 ................. 1,564 1,564,882

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.47%
,
 12/01/27 ....... USD 3,018 $ 3,027,447
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.70%
,
 07/18/30 ................. 1,104 1,101,240
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 10/27/28 ..... 2,839 2,842,073
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.64%
,
 07/27/28 ........... 1,190 836,201
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.89%
,
 07/27/29 ........... 2,926 1,111,690
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.20%
,
 03/01/29 ................. 2,395 2,378,934
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.61%
,
 05/03/28 ................. 4,905 4,814,439
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.61%
,
 02/23/29 ................ 2,119 1,967,237
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.72%
,
 08/31/28 ................. 4,392 4,386,961
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 04/24/28 ................. 4,817 4,773,229
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.25%),
8.63%
,
 08/01/27 ................. 1,204 1,207,395
Sophia LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 10/07/27 ................. 2,301 2,303,316
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 04/16/25 ................. 793 794,150
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 04/16/25 ................. 749 749,827
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%, 05/04/26 ......... 660 661,494
(3-mo. CME Term SOFR + 3.75%),
9.23%, 05/04/26 ............... 1,124 1,125,526
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
 05/03/27 ................ 1,433 1,433,689
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 07/20/28 ........... 288 286,989
51,592,903
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.25%),
9.83%
,
 03/31/26
(e)
................ 613 609,992
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 4.00%), 9.47%
,
 05/04/28 .. 2,487 2,488,151
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/11/28 ................. 2,314 2,285,386
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.46%
,
 08/04/28 ................. USD 1,484 $ 1,487,103
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.97%, 10/20/28 ......... 545 529,014
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 10/20/28 ......... 588 572,139
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.21%
,
 02/08/28 ........... 200 171,804
8,143,589
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.50%
,
 02/20/29 ................. 643 644,790
Hanesbrands, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.11%
,
 03/08/30
(e)
................ 429 428,280
1,073,070
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (1-mo.
CME Term SOFR + 2.50%), 7.96% -
8.06%
,
 07/27/28 ................. 3,505 3,500,719
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.96%, 06/02/28 ......... 675 674,221
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 06/02/28 ......... 3,340 3,341,190
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Cap + 7.50%),
13.14%
,
 05/30/24
(e)
............... 860 850,919
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Cap + 3.50%),
9.14% - 9.17%
,
 08/28/24
(e)
.......... 2,012 1,247,691
9,614,740
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.22%, 09/22/28 ......... 1,205 1,202,730
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.86%, 09/22/28 ......... 931 933,683
OLA Netherlands BV, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 6.25%),
11.71%
,
 12/15/26
(e)
............... 1,262 1,252,151
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
 03/17/30 ................. 699 694,943
4,083,507
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 2.25%),
10.75%
,
 05/28/24 ................ 902 835,859
Digicel International Work Fee, Term Loan,
01/01/38
(q)
..................... 39 36,226
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.22%
,
 04/30/28 ........... 706 706,975

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 04/11/25 ................. USD 1,474 $ 1,475,309
3,054,369
Total Floating Rate Loan Interests — 6.3%
(Cost: $752,184,024) ............................. 722,968,241
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
..................... 1,417 1,372,209
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
2,726 2,638,550
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,201 1,137,197
3.75%, 01/15/31
(b)
................ 1,175 1,062,273
Empresa Nacional del Petroleo , 6.15%
,
05/10/33
(b)
..................... 1,515 1,515,924
6,353,944
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,847 3,764,049
8.88%, 01/13/33 ................. 2,184 2,367,593
6,131,642
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 535,416
France — 0.1%
Electricite de France SA
(a)(k)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(c)
..................... 900 985,060
(12-Year EUR Swap Annual + 3.79%),
5.38%
(c)
..................... 1,200 1,326,805
(13-Year GBP Swap Semi + 4.23%),
6.00%
(c)
..................... GBP 200 247,477
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(c)
............... EUR 600 612,896
(5-Year EUR Swap Annual + 3.20%),
3.00%
(c)
..................... 1,000 1,004,595
(5-Year EUR Swap Annual + 3.97%),
3.38%
(c)
..................... 3,800 3,675,676
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(b)
..................... USD 500 558,206
8,410,715
Hungary — 0.0%
Magyar Export-Import Bank Zrt ., 6.13%
,
12/04/27
(b)
..................... 2,633 2,678,682
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
.. 2,816 2,525,600
Ireland — 0.2%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(k)
.................... EUR 6,679 7,271,354
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,900 2,884,553
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(k)
.................... EUR 5,653 6,179,684
Security
Par (000)
Par (000) Value
Ireland (continued)
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29
(c)
.............. EUR 726 $ 778,890
17,114,481
Italy — 0.0%
(c)
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24 ................. 694 759,856
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 2,106 2,375,788
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a)(k)
....... 1,275 1,155,858
4,291,502
Mexico — 0.1%
Comision Federal de Electricidad, 4.69%
,
05/15/29
(b)
..................... USD 1,647 1,548,694
Petroleos Mexicanos
3.75%, 02/21/24
(c)
................ EUR 1,400 1,536,643
6.88%, 08/04/26 ................. USD 1,957 1,891,245
8.75%, 06/02/29 ................. 1,547 1,490,534
5.95%, 01/28/31 ................. 4,561 3,619,154
6.70%, 02/16/32 ................. 3,158 2,613,245
6.75%, 09/21/47 ................. 667 436,385
13,135,900
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(c)
............ 3,271 2,808,971
Panama — 0.1%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 ................. 2,704 2,036,653
5.13%, 08/11/61 ................. 1,725 1,293,870
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 .............. 1,412 1,323,129
4,653,652
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................. 1,134 1,196,143
5.38%, 05/22/33 ................. 1,696 1,717,455
2,913,598
Total Foreign Agency Obligations — 0.7%
(Cost: $75,916,018) .............................. 72,926,312
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,504,154
5.45%, 09/16/32 ................. 1,150 1,054,047
7.50%, 09/20/47 ................. 1,474 1,384,639
3,942,840
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 4,211 3,189,833
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 2,034 1,993,320
3.88%, 03/22/26 ................. EUR 436 475,238
3.88%, 04/25/27 ................. USD 2,562 2,441,106
3.25%, 04/22/32 ................. 1,997 1,586,991
8.00%, 04/20/33 ................. 2,498 2,726,723
8.00%, 11/14/35 ................. 1,070 1,169,309
4.13%, 05/15/51 ................. 1,110 735,722
8.75%, 11/14/53 ................. 495 568,477
11,696,886

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
.. USD 1,308 $ 1,354,434
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 1,828 1,831,802
5.50%, 02/22/29
(b)
................ 1,410 1,378,134
5.50%, 02/22/29
(c)
................ 1,425 1,392,795
7.05%, 02/03/31
(b)
................ 1,510 1,583,914
4.88%, 09/23/32
(b)
................ 1,268 1,152,790
5.30%, 01/21/41
(c)
................ 1,898 1,641,770
8,981,205
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
.. EUR 1,052 742,905
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,502,765
5.25%, 08/10/29
(c)
................ 1,020 998,580
7.05%, 10/04/32
(b)
................ 2,470 2,624,375
3.70%, 10/07/33
(c)
................ 958 797,056
6.60%, 06/13/36
(b)
................ 1,270 1,304,925
4.65%, 10/07/41
(b)
................ 2,213 1,803,595
9,031,296
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 577,855
5.25%, 06/16/29
(b)
................ 3,711 3,731,522
4,309,377
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,103 1,096,106
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,538,621
2,634,727
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ................. 4,130 4,048,691
5.88%, 10/17/31 ................. EUR 882 870,838
4,919,529
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 1,400 1,348,813
4.50%, 04/22/29 ................. 2,587 2,544,961
6.35%, 02/09/35 ................. 770 805,372
4.75%, 03/08/44 ................. 2,402 2,058,964
6.34%, 05/04/53 ................. 2,125 2,163,516
8,921,626
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,325 1,185,047
5.95%, 03/08/28
(b)
................ 812 831,792
2,016,839
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,547,825
7.63%, 11/28/47
(c)
................ 1,611 1,273,995
2,821,820
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
..................... EUR 1,183 1,361,255
Security
Par (000)
Par (000) Value
Oman — 0.1%
(c)
Oman Government Bond, 6.50%
,
03/08/47 . USD 4,178 $ 4,256,337
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 1,365 1,354,336
5,610,673
Panama — 0.1%
Republic of Panama
2.25%, 09/29/32 ................. 2,723 1,986,939
3.30%, 01/19/33 ................. 1,360 1,075,250
4.50%, 05/15/47 ................. 2,537 1,797,306
6.85%, 03/28/54 ................. 2,670 2,493,113
7,352,608
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................. 1,088 1,075,858
2.74%, 01/29/33 ................. 1,246 1,021,720
5.60%, 03/13/48 ................. 831 759,534
2,857,112
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,159,438
2.78%, 01/23/31 ................. 1,703 1,480,013
3.00%, 01/15/34 ................. 3,334 2,806,811
6,446,262
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,241,612
2.95%, 05/05/45 ................. 1,619 1,210,202
2,451,814
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 ................. 1,910 2,061,214
4.25%, 02/14/43
(c)
................ EUR 1,002 1,162,561
5.50%, 04/04/53 ................. USD 1,241 1,291,149
4,514,924
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 1,530 1,516,092
2.88%, 03/11/29
(c)
................ EUR 3,100 3,093,778
2.50%, 02/08/30
(c)
................ 2,698 2,577,944
2.12%, 07/16/31
(c)
................ 2,704 2,372,930
7.63%, 01/17/53
(b)
................ USD 552 616,761
10,177,505
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,611,411
3.25%, 11/17/51
(c)
................ 3,975 2,811,071
5.00%, 01/18/53
(b)
................ 3,324 3,123,521
7,546,003
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 1,866 1,747,042
5.88%, 04/20/32 ................. 2,049 1,940,813
5.00%, 10/12/46 ................. 5,156 3,796,105
7,483,960
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 1,185 1,223,513

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
(f)(l)
8.99%, 02/01/26
(c)
................ USD 1,689 $ 494,877
7.25%, 03/15/35
(b)
................ 1,548 359,136
854,013
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 2,705 2,927,663
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28
(b)
................ 1,301 1,358,732
Total Foreign Government Obligations — 1.1%
(Cost: $130,039,106) ............................. 126,729,354
Shares
Shares
Investment Companies
(r)
iShares Core Dividend Growth ETF ...... 5,755,819 309,778,179
iShares iBoxx $ High Yield Corporate Bond
ETF
( i )
......................... 2,987,634 231,212,995
Total Investment Companies — 4.7%
(Cost: $515,522,374) ............................. 540,991,174
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.28%, 11/25/35 1,218 1,019,149
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 6.03%, 11/25/35 .......... 450 432,878
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 6.01%, 11/25/35 .......... 225 222,117
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.66%,
06/25/35
(a)
................... 373 322,771
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 6.09%, 08/25/35
(a)
.... 907 797,016
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.99%, 12/25/35
(a)
.............. 163 142,677
Series 2005-63, Class 3A3, 4.73%,
11/25/35
(a)
................... 1,541 1,350,812
Series 2005-63, Class 5A1, 4.55%,
12/25/35
(a)
................... 34 30,709
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 43 37,336
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.01%, 02/25/36
(a)
........ 3,395 3,045,908
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 606 343,277
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 967 455,875
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 441 192,194
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 677 278,914
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... USD 2,644 $ 1,116,371
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,708 936,456
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 770 428,919
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 126,657
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.96%,
11/20/46
(a)
................... 2,949 2,220,381
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,193 518,333
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.74%, 11/25/46
(a)
4,682 3,598,527
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.85%, 11/25/46
(a)
.............. 2,106 1,860,930
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.86%, 11/25/46
(a)
........ 6,330 5,251,344
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.85%, 10/25/46
(a)
.............. 267 240,295
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.89%, 05/20/46
(a)
.............. 1,169 980,377
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.89%, 05/25/36
(a)
.............. 6,020 5,117,507
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.85%, 07/25/46
(a)
.............. 7,878 6,653,739
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,729 782,119
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 384 180,596
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 231 139,826
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 211 134,208
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,143 586,282
Series 2007-19, Class 1A8, 6.00%, 08/25/37 556 285,250
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,035 1,422,354
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 442 218,658
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,145 1,448,103
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 540 248,571
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.72%, 06/25/37
(a)
.............. 5,102 4,053,407
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,533 576,106
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.39%, 11/25/47
(a)
........ 1,272 1,028,385
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.75%, 04/25/47
(a)
.............. 7,715 6,750,083
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.81%, 05/25/47
(a)
.............. 2,999 2,539,776

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.83%, 06/25/47
(a)
.............. USD 6,158 $ 4,657,252
Alternative Loan Trust Resecuritization , Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 946 536,713
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.98%,
10/25/46
(a)
................... 7,978 6,566,676
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 5.95%, 10/25/46
(a)
........ 4,319 2,918,831
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 505 428,644
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 268 228,778
Series 2006-D, Class 6A1, 3.45%, 05/20/36 251 203,350
Series 2007-D, Class 1A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.89%, 06/20/47 ............... 958 748,632
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 6.15%, 09/25/37
(a)(b)
680 623,080
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.91%,
04/25/36
(a)
..................... 3,549 3,115,278
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 604 517,510
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 631 465,655
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.81%, 03/25/37 ..... 943 867,168
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.61%, 03/25/37 ..... 1,439 1,214,736
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.87%, 09/25/47 ..... 1,638 1,466,319
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.74%, 04/25/35
(a)
.... 733 664,478
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.07%,
05/25/35
(a)
................... 2,320 1,863,056
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.97%, 04/25/46
(a)
........ 2,560 779,391
Series 2007-21, Class 1A1, 6.25%, 02/25/38 137 66,591
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 616 224,690
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 941 343,104
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,018 7,541,441
Series 2022-3, Class A1, 5.00%, 05/25/67 8,396 8,278,177
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 58 50,646
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
........ 3,931 3,853,299
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 .................... USD 286 $ 239,469
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.93%, 09/27/37
(a)
.............. 4,205 3,399,528
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
................... 1,447 1,414,880
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor + 0.49%),
5.85%, 08/25/47
(a)
................ 10,098 8,096,422
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 1,998 1,592,081
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.16%,
02/25/37
(a)
..................... 864 497,973
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 14,188 13,684,602
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.53%, 05/25/35
(a)
..... 19 15,416
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.64%, 02/25/36 ............... 1,981 1,719,913
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.01%, 03/25/36 947 830,137
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.97%, 10/25/35
(a)
1,131 983,191
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 559 399,807
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,223 697,864
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.87%,
08/25/37 .................... 92 68,568
Series 2007-AR15, Class 2A1, 3.32%,
08/25/37 .................... 474 352,348
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.63%,
12/25/35 .................... 292 267,547
Series 2006-1, Class 2A1, 4.90%, 02/25/36 249 243,017
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(b)(d)
............... 12,665 12,236,938
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,407,982
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
... 4,856 4,886,834
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 16,500 14,851,451
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 280 240,941
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 137 113,119
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.91%,
10/25/39
(a)(b)
.................... 4,970 4,963,936
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 308 111,335
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 32 24,291
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
... 14,904 14,312,693

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.24%,
04/25/47
(a)
..................... USD 184 $ 85,952
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.93%, 02/25/36 ..... 448 378,316
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.85%, 06/25/36 ..... 6,944 5,858,017
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.85%, 07/25/46 ..... 8,692 6,041,060
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.83%, 09/25/47 ............... 1,612 1,439,474
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(d)
............ 10,116 9,414,177
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,731,637
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.76%, 06/25/47 ......... 4,917 3,931,646
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.82%, 07/25/47 ......... 2,690 2,126,080
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.16%, 10/25/36
(d)
1,024 353,130
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 5.99%, 06/25/46
(a)
........ 3,055 2,105,744
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.86%, 10/25/46
(a)
........ 4,342 3,425,478
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.73%, 12/25/46
(a)
........ 3,784 2,888,442
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.85%, 05/25/47
(a)
........ 2,206 1,805,025
238,575,149
Commercial Mortgage-Backed Securities — 3.3%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.78%, 09/15/34
(a)(b)
10,568 9,495,256
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.63%, 04/15/35
(a)(b)
.... 3,467 3,318,989
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.61%, 12/15/36
(a)(b)
.... 3,624 3,144,885
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.91%, 11/15/32 ............... 3,225 2,698,981
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.41%, 11/15/32 ............... USD 3,965 $ 3,179,858
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.36%, 09/15/34 ............... 11,982 11,803,336
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR + 0.58%), 5.94%, 08/25/35 ... 2,228 2,047,562
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR + 0.59%), 5.79%, 11/25/35 .... 542 497,210
Series 2007-1, Class A1, (1-mo. CME Term
SOFR + 0.44%), 5.80%, 03/25/37 ... 1,727 1,580,789
Series 2007-3, Class A2, (1-mo. CME Term
SOFR + 0.55%), 5.91%, 07/25/37 ... 2,852 2,558,812
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR + 1.61%), 6.97%, 12/25/37 1,607 1,371,325
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
......... 1,750 1,178,760
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,282,909
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.49%, 08/19/38
(a)(b)
............... 2,860 2,844,912
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.18%, 10/15/35
(a)(b)
............... 2,433 246,472
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.08%, 09/15/38
(a)(b)
............... 4,495 4,289,961
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,169,015
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,733,312
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.30% Floor + 2.41%), 7.78%,
10/15/36 .................... 6,375 6,277,770
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.65% Floor + 2.76%), 8.13%,
10/15/36 .................... 5,100 5,016,756
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.39%, 02/15/33 ............... 12,383 12,092,085
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.63%, 02/15/33 ............... 7,261 7,137,885
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.73%, 02/15/33 ............... 4,795 4,703,231
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.28%, 06/15/38 ............... 4,576 4,369,866
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.28%, 05/15/38 ............... 7,804 7,392,171
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.72%,
10/15/38 .................... 7,037 6,710,525
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.25%, 06/15/27 ............... 3,670 3,672,299
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.62%, 10/15/36 ............... 1,121 1,049,719

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.48%, 02/15/36 ............... USD 1,765 $ 1,644,769
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.48%, 02/15/36 ............... 5,638 5,254,725
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.73%, 01/15/34 ............... 3,586 3,460,592
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.48%, 01/15/34 ............... 5,548 5,371,610
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.08%, 06/15/36 ............... 7,366 6,707,220
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.53%, 08/15/39 ............... 14,750 14,763,866
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.42%, 08/15/43 ............... 5,000 5,004,699
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.21%, 01/15/39 ............... 2,180 2,133,543
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.05%, 05/15/38 ............... 8,500 8,515,972
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 6,800 5,046,113
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 10,985 7,467,593
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,379,011
Citigroup Commercial Mortgage Trust
(a)
Series 2014-GC19, Class C, 5.04%,
03/11/47 .................... 2,278 2,192,644
Series 2016-C1, Class C, 4.94%, 05/10/49 2,870 2,640,134
Series 2016-GC37, Class C, 4.91%,
04/10/49 .................... 2,640 2,334,549
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.80%,
08/15/36
(a)(b)
.................... 8,900 8,913,339
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 2,245 1,748,051
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 9,035,870
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,523,044
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. CME
Term SOFR at 4.86% Floor + 5.23%),
10.59%, 10/15/37 .............. 3,644 3,259,412
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,213,716
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.98%, 11/15/38 ............... 1,338 1,298,988
Series 2022-LION,  (1-day SOFR + 3.50%),
8.80%, 02/15/27
(e)
.............. 8,800 7,930,521
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.50%, 09/09/24 ............... 9,400 9,500,128
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.53%, 10/10/34 .... USD 9,073 $ 6,735,964
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 1,910 1,340,868
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.73%, 07/15/38 ............... 2,801 2,751,997
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.33%, 07/15/38 ............... 6,133 6,017,168
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 .................... 1,500 1,374,054
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)
................... 8,600 8,407,235
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.40%,
07/10/48 .................... 1,075 972,016
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.05%, 11/15/27
(b)
.............. 5,070 5,073,533
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,795,659
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,723,816
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.83%, 10/15/36 ............... 3,330 3,086,117
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.88%, 10/15/36 ............... 1,177 1,073,026
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.61%, 10/15/39
(a)(b)
6,200 6,177,712
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38 .... 4,787 4,231,680
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.90%,
04/15/37 .................... 10,358 7,049,104
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 1,701,763
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.23%, 10/15/38
(a)(b)
............... 920 897,043
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
............. 3,305 2,440,337
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.48%, 11/15/38 ............... 8,758 8,498,169
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.73%, 11/15/38 .............. 9,868 9,439,312
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.58%, 12/15/34
(a)(b)
............... 3,940 3,652,932
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.43%, 07/15/38
(a)(b)
1,277 1,215,845
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 2,880 2,353,299
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,261,583

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.21%, 07/15/35
(b)
.............. USD 3,060 $ 2,939,113
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.66%, 03/15/39
(a)(b)
6,622 6,148,724
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 5,141,460
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.64%, 08/19/35
(a)(b)
............... 8,590 8,558,475
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.83%, 07/15/38
(a)
(b)
........................... 1,400 286,142
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.55%, 05/15/37
(a)(b)
............... 4,250 4,224,642
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 5,721 4,227,939
Series 2023-3, Class M2, 8.27%, 08/25/53 1,240 1,267,223
Series 2023-3, Class M3, 9.32%, 08/25/53 1,240 1,268,065
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 .................... 1,600 1,513,490
Series 2016-C37, Class C, 4.47%, 12/15/49 2,803 2,448,180
Series 2016-LC25, Class C, 4.33%,
12/15/59 .................... 8,320 7,161,483
Series 2016-NXS5, Class B, 4.94%,
01/15/59 .................... 1,875 1,714,140
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.15%,
11/15/27
(a)(b)
.................... 8,005 8,004,930
381,378,998
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.89%,
08/10/35 .................... 70,482 1,723,714
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 237,685
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/23
(b)
..................... 375,000 10,987
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.73%,
09/10/47
(b)
................... 12,675 63,822
Series 2015-CR25, Class XA, 0.79%,
08/10/48 .................... 11,448 111,994
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.78%,
09/15/47 ...................... 5,348 10,429
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 707,340
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.82%, 03/10/50
(b)
.... 32,081 529,804
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C15, Class XB, 0.45%,
04/15/47 .................... 24,843 527
Series 2015-C26, Class XD, 1.31%,
10/15/48 .................... 12,675 265,414
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
.... 13,600 410,125
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... USD 40,610 $ 280,416
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 47,720
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 313,142
Series 2016-LC25, Class XA, 0.82%,
12/15/59 .................... 18,415 354,729
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 57,923
Series 2014-LC14, Class XA, 1.13%,
03/15/47 .................... 4,955 290
5,126,061
Total Non-Agency Mortgage-Backed Securities — 5.5%
(Cost: $675,186,830) ............................. 625,080,208
Preferred Securities
Capital Trusts — 1.4%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 4,800 5,258,582
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 15 12,874
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,188,548
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... 12,250 9,799,076
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,750,028
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 1,614 1,504,519
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 15,530 12,191,432
31,705,059
Capital Markets — 0.3%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 21,025 19,694,330
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 1,698 1,496,752
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 12,456 9,837,871
31,028,953
Consumer Finance — 0.2%
(a)(k)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 13,375 10,032,075
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 6,300 5,049,064
Discover Financial Services, Series C, (3-mo.
CME Term SOFR + 3.34%), 5.50% ..... 20,150 16,190,525

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . USD 1,220 $ 1,126,659
32,398,323
Electric Utilities — 0.2%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 15,783 14,927,543
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 2,271 2,114,536
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 2,747 2,859,863
19,901,942
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(k)
..................... 1,923 1,894,155
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(k)
................ 9,275 8,779,699
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(k)
......... 10,005 8,871,588
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP
(a)(k)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 2,611 2,481,181
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 29,150 26,861,100
29,342,281
Total Capital Trusts — 1.4%
(Cost: $183,200,776) ............................. 163,922,000
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 2,293,742 7,979,992
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 32,610 2,623,215
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 457,249 22,033,233
Total Preferred Stocks — 0.3%
(Cost: $23,238,704) .............................. 32,636,440
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term SOFR
at 14.50% Cap + 1.81%), 7.19%, 12/21/65
(a)
(b)
........................... 16,872,000 12,516,999
Security
Shares
Shares Value
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.44%, 12/21/65
(a)(b)
............... 11,944,000 $ 9,243,624
Total Trust Preferreds — 0.2%
(Cost: $27,894,930) .............................. 21,760,623
Total Preferred Securities — 1.9%
(Cost: $234,334,410) ............................. 218,319,063
Rights
Banks — 0.0%
Mega Financial Holding Co. Ltd. (Expires
01/24/24, Strike Price TWD 33.00)
(f)
.... 245 49
Total Rights — 0.0%
(Cost: $—) .................................... 49
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.66%, 04/25/28
(a)(b)
............... USD 4,627 3,965,230
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $4,517,910) .............................. 3,965,230
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 28,857
Total Warrants — 0.0%
(Cost: $—) .................................... 28,857
Total Long-Term Investments — 97.8%
(Cost: $10,992,503,682) ........................... 11,190,625,522
Short-Term Securities
Money Market Funds — 1.3%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26% ................... 117,395,905 117,395,905
SL Liquidity Series, LLC, Money Market Series,
5.58%
(t)
....................... 33,206,670 33,219,952
Total Money Market Funds — 1.3%
(Cost: $150,615,132) ............................. 150,615,857

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34%, 05/09/24
(u)
..... USD 2,090 $ 2,051,818
Total U.S. Treasury Obligations — 0.0%
(Cost: $2,051,008) .............................. 2,051,818
Total Short-Term Securities — 1.3%
(Cost: $152,666,140) ............................. 152,667,675
Total Investments — 99.1%
(Cost: $11,145,169,822 ) ........................... 11,343,293,197
Other Assets Less Liabilities — 0.9% ................... 106,009,884
Net Assets — 100.0% ..............................
$ 11,449,303,081
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,583,333, representing 0.07% of its net assets as of period end, and an original cost of $7,316,829.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
When-issued security.
(o)
Zero-coupon bond.
(p)
Rounds to less than 1,000.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(u)
Rates are discount rates or a range of discount rates as of period end.

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 518,724,542 $ — $ (401,328,637)
(a)
$ — $ — $ 117,395,905 117,395,905 $ 6,016,913 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 39,735,483 — (8,924,883)
(a)
2,438,026 (28,674) 33,219,952 33,206,670 196,203
(b)
—
iShares Core Dividend Growth
ETF ................ 98,838,363 618,165,281 (441,139,068) 26,654,797 7,258,806 309,778,179 5,755,819 2,405,135 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,971,137 230,225,881 (38,862,611) (2,543,887) 3,422,475 231,212,995 2,987,634 184,700 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 165,612,087 — (161,330,001) (4,158,933) (123,153) — — 1,429,961 —
iShares MBS ETF
(c)
....... 368,351,420 — (366,656,109) (5,402,685) 3,707,374 — — 6,047,271 —
$ 16,987,318 $ 14,236,828 $ 691,607,031 $ 16,280,183 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 182 03/15/24 $ 9,407 $ 416,399
S&P 500 E-Mini Index ....................................................... 1,463 03/15/24 352,583 8,297,960
U.S. Treasury 10-Year Note ................................................... 13,550 03/19/24 1,529,668 49,575,765
U.S. Treasury 10-Year Ultra Note ............................................... 2,395 03/19/24 282,647 12,551,098
U.S. Treasury 5-Year Note .................................................... 15,552 03/28/24 1,691,645 36,312,725
107,153,947
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 03/15/24 58,533 159,659
EUR Currency ............................................................ 1,454 03/18/24 201,288 (3,856,546)
GBP Currency ............................................................ 3,647 03/18/24 290,643 (4,157,516)
JPY Currency ............................................................ 347 03/18/24 31,126 (779,594)
U.S. Treasury 10-Year Note ................................................... 153 03/19/24 17,272 (558,977)
U.S. Treasury Long Bond ..................................................... 59 03/19/24 7,371 (535,235)
U.S. Treasury Ultra Bond ..................................................... 17 03/19/24 2,271 (204,013)
U.S. Treasury 2-Year Note .................................................... 4 03/28/24 824 (7,913)
(9,940,135)
$ 97,213,812
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 970,000 USD 1,047,982 HSBC Bank plc 01/12/24 $ 23,233
EUR 950,000 USD 1,026,235 Standard Chartered Bank 01/12/24 22,893
GBP 2,610,000 USD 3,319,145 Deutsche Bank AG 01/12/24 7,860
AUD 1,039,000 USD 660,482 Bank of New York Mellon 01/16/24 47,860
AUD 6,746,000 USD 4,524,747 Deutsche Bank AG 01/16/24 74,360
AUD 2,400,000 USD 1,579,730 Westpac Banking Corp. 01/16/24 56,478
CAD 6,870,000 USD 5,035,423 Bank of New York Mellon 01/16/24 150,312
CAD 3,027,000 USD 2,241,342 Deutsche Bank AG 01/16/24 43,552
CAD 1,914,000 USD 1,412,398 UBS AG 01/16/24 32,362
CAD 918,000 USD 670,425 Westpac Banking Corp. 01/16/24 22,516
CHF 719,000 USD 826,864 Barclays Bank plc 01/16/24 29,226
CHF 181,000 USD 206,099 UBS AG 01/16/24 9,412
CHF 217,000 USD 247,104 Westpac Banking Corp. 01/16/24 11,271
EUR 296,000 USD 322,716 Bank of New York Mellon 01/16/24 4,228
EUR 2,313,000 USD 2,540,335 Deutsche Bank AG 01/16/24 14,470
EUR 2,466,000 USD 2,665,889 UBS AG 01/16/24 57,911
EUR 2,709,000 USD 2,970,584 Westpac Banking Corp. 01/16/24 21,620
GBP 929,000 USD 1,160,957 Bank of New York Mellon 01/16/24 23,282
GBP 1,446,000 USD 1,825,445 Barclays Bank plc 01/16/24 17,837
GBP 44,000 USD 55,898 Deutsche Bank AG 01/16/24 191
GBP 1,165,000 USD 1,470,484 UBS AG 01/16/24 14,595
HKD 2,448,000 USD 313,423 Barclays Bank plc 01/16/24 170
JPY 759,349,000 USD 5,159,716 Bank of New York Mellon 01/16/24 236,984
JPY 1,046,000 USD 7,196 Deutsche Bank AG 01/16/24 238
JPY 57,102,000 USD 394,677 UBS AG 01/16/24 11,148
KRW 1,042,586,000 USD 779,370 Citibank NA 01/16/24 25,308
NZD 167,000 USD 103,596 UBS AG 01/16/24 1,977
NZD 11,392,000 USD 6,789,475 Westpac Banking Corp. 01/16/24 412,266
SGD 435,000 USD 319,219 Deutsche Bank AG 01/16/24 10,600
USD 2,361,107 AED 8,669,000 UBS AG 01/16/24 502
USD 106,235 CHF 89,000 Barclays Bank plc 01/16/24 266

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 338,557 HKD 2,638,000 UBS AG 01/16/24 $ 624
1,385,552
USD 458,829 EUR 420,000 Bank of New York Mellon 01/12/24 (4,996)
USD 1,428,227 EUR 1,300,000 Barclays Bank plc 01/12/24 (7,422)
USD 438,193,804 EUR 405,820,000 BNP Paribas SA 01/12/24 (9,971,590)
USD 2,097,724 EUR 1,920,000 Morgan Stanley & Co. International plc 01/12/24 (22,619)
USD 802,297 GBP 640,000 Nomura International plc 01/12/24 (13,520)
USD 95,777,583 GBP 76,230,000 UBS AG 01/12/24 (1,393,908)
AED 1,175,000 USD 320,062 Bank of America NA 01/16/24 (105)
AED 510,000 USD 138,901 Citibank NA 01/16/24 (26)
EUR 243,000 USD 269,616 Westpac Banking Corp. 01/16/24 (1,212)
HKD 3,092,000 USD 396,128 Bank of New York Mellon 01/16/24 (37)
HKD 1,589,000 USD 203,842 Deutsche Bank AG 01/16/24 (288)
USD 5,163,788 AUD 7,794,000 Bank of New York Mellon 01/16/24 (149,797)
USD 875,456 AUD 1,333,000 UBS AG 01/16/24 (33,321)
USD 3,903,730 CAD 5,265,000 Bank of New York Mellon 01/16/24 (70,490)
USD 932,661 CAD 1,279,000 Barclays Bank plc 01/16/24 (32,777)
USD 1,794,931 CAD 2,441,000 Deutsche Bank AG 01/16/24 (47,628)
USD 89,449 CAD 122,000 UBS AG 01/16/24 (2,641)
USD 625,620 CAD 864,000 Westpac Banking Corp. 01/16/24 (26,560)
USD 697,685 CHF 609,000 Bank of America NA 01/16/24 (27,431)
USD 452,655 CHF 398,000 Bank of New York Mellon 01/16/24 (21,231)
USD 1,795,110 CHF 1,611,000 Deutsche Bank AG 01/16/24 (123,055)
USD 8,473 EUR 8,000 Bank of America NA 01/16/24 (363)
USD 7,168,887 EUR 6,578,000 Bank of New York Mellon 01/16/24 (96,788)
USD 2,563,541 EUR 2,374,000 Barclays Bank plc 01/16/24 (58,642)
USD 3,861,479 EUR 3,644,000 Deutsche Bank AG 01/16/24 (163,472)
USD 82,734 EUR 77,000 UBS AG 01/16/24 (2,316)
USD 56,670 EUR 52,000 Westpac Banking Corp. 01/16/24 (766)
USD 387,884 GBP 310,000 Bank of America NA 01/16/24 (7,287)
USD 3,216,798 GBP 2,570,000 Bank of New York Mellon 01/16/24 (59,298)
USD 6,225,469 GBP 5,094,000 UBS AG 01/16/24 (268,087)
USD 772,771 HKD 6,036,000 Bank of America NA 01/16/24 (455)
USD 416,485 HKD 3,252,000 Bank of New York Mellon 01/16/24 (103)
USD 599,267 JPY 86,477,000 Bank of America NA 01/16/24 (15,326)
USD 204,725 JPY 30,239,000 UBS AG 01/16/24 (10,184)
USD 1,753,373 NZD 2,844,000 Bank of New York Mellon 01/16/24 (44,534)
USD 13,447,210 EUR 12,447,895 Westpac Banking Corp. 03/14/24 (334,029)
USD 933,761 EUR 851,000 Barclays Bank plc 03/20/24 (8,628)
USD 6,897,005 EUR 6,286,000 Nomura International plc 03/20/24 (64,053)
USD 217,853 EUR 198,820 Toronto Dominion Bank 03/20/24 (2,318)
USD 1,519,888 GBP 1,199,000 Barclays Bank plc 03/20/24 (9,001)
USD 12,115,946 GBP 9,559,000 BNP Paribas SA 03/20/24 (73,089)
USD 592,422 GBP 465,980 Toronto Dominion Bank 03/20/24 (1,766)
(13,171,159)
$ (11,785,607)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5.00 % Quarterly 12/20/28 USD 2,792 $ (166,731) $ (104,015) $ (62,716)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 41.V1 ....... 1.00 % Quarterly 12/20/28 BBB+ USD 6,577 $ 129,404 $ 123,695 $ 5,709
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Conagra Brands, Inc. ....... 1.00 % Quarterly Bank of America NA 12/20/28 USD 850 $ (14,117) $ (13,229) $ (888)
CVS Health Corp. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 1,520 (34,585) (34,103) (482)
Dow Chemical Co. (The) ..... 1.00 Quarterly Bank of America NA 12/20/28 USD 1,520 (24,891) (23,658) (1,233)
DR Horton, Inc. ........... 1.00 Quarterly Bank of America NA 12/20/28 USD 1,520 (33,479) (34,004) 525
Picard Bondco SA ......... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 374 (18,581) (4,629) (13,952)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 333 (4,517) (4,012) (505)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/28 USD 834 (11,292) (10,726) (566)
$ – $ – $ –
$ (141,462) $ (124,361) $ (17,101)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 $ 27,936 $ 21,778 $ 6,158
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB EUR 272 22,567 (5,906) 28,473
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB EUR 320 27,735 (8,446) 36,181
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB EUR 244 21,118 6,543 14,575
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB EUR 362 31,361 55,281 (23,920)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB EUR 125 10,834 3,922 6,912
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 18,905 11,501 7,404
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 140,667 193,147 (52,480)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 529 (4,803) (65,183) 60,380
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 227 (2,056) (17,460) 15,404
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 75 (680) (5,777) 5,097
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (59,383) (55,711) (3,672)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (35,694) (32,715) (2,979)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (100,328) (91,956) (8,372)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (29,112) (27,468) (1,644)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 (60,925) (56,656) (4,269)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (44,174) (41,032) (3,142)

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Group BV ...... 5.00 % Quarterly Bank of America NA 12/20/27 B EUR 546 $ 24,483 $ (67,763) $ 92,246
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 22 972 (2,883) 3,855
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 54 (1,232) (3,364) 2,132
United Group BV ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 B EUR 109 3,371 (9,404) 12,775
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 3,670 51,860 20,792 31,068
$ 43,422 $ (178,760) $ 222,182
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/24 USD 6,031 $ 93,993 $ (51,664) $ 145,657
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 1,149,905 $ (30,619)
(c)
$ 1,124,132 0.0%
(b)
Range: 90 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $(4,846) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 403,800 $ 1,124,132 100.0%
Net Value of Reference Entity — HSBC Bank plc
$ 1,124,132
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,614,663,153 $ 2,000,200 $ 1,616,663,353
Common Stocks
Aerospace & Defense .................................... 41,246,101 4,584,470 — 45,830,571
Air Freight & Logistics .................................... 17,672,724 1,500,562 — 19,173,286
Automobile Components .................................. 7,856,400 2,206,618 — 10,063,018
Automobiles .......................................... 9,115,526 7,192,870 — 16,308,396
Banks ............................................... 92,252,687 116,590,053 98 208,842,838
Beverages ........................................... 4,808,583 21,773,380 — 26,581,963
Biotechnology ......................................... 20,489,450 2,645,894 — 23,135,344
Broadline Retail ........................................ 13,973,682 11,500,836 — 25,474,518
Building Products ....................................... 33,292,525 11,300,521 — 44,593,046
Capital Markets ........................................ 37,318,331 16,058,213 — 53,376,544
Chemicals ............................................ 8,936,992 36,951,535 — 45,888,527
Commercial Services & Supplies ............................. 14,394,994 — — 14,394,994
Communications Equipment ................................ 10,823,897 4,954,562 — 15,778,459
Construction & Engineering ................................ 482,020 13,144,702 — 13,626,722
Construction Materials .................................... — 7,960,420 — 7,960,420
Consumer Finance ...................................... 25,228,550 3,402,407 — 28,630,957
Consumer Staples Distribution & Retail ........................ 28,511,807 11,419,665 1,839 39,933,311
Containers & Packaging .................................. 11,546,638 — — 11,546,638
Diversified REITs ....................................... 11,559,264 3,865,526 — 15,424,790
Diversified Telecommunication Services ........................ 36,777,303 40,138,449 — 76,915,752
Electric Utilities ........................................ 128,627,737 18,263,649 — 146,891,386
Electrical Equipment ..................................... 3,912,674 10,453,004 — 14,365,678
Electronic Equipment, Instruments & Components ................. 16,770,472 22,313,964 — 39,084,436
Energy Equipment & Services .............................. 15,275,282 — — 15,275,282
Entertainment ......................................... — 106,445 — 106,445
Financial Services ...................................... 25,665,645 265,929 — 25,931,574
Food Products ......................................... 37,414,320 44,590,677 — 82,004,997
Gas Utilities ........................................... 167,373 6,011,096 — 6,178,469
Ground Transportation ................................... 50,197,128 1,754,239 — 51,951,367
Health Care Equipment & Supplies ........................... 45,537,135 23,920,814 — 69,457,949
Health Care Providers & Services ............................ 63,560,143 13,103,217 280,343 76,943,703
Health Care REITs ...................................... 49,641,459 6,717,617 — 56,359,076

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Hotels, Restaurants & Leisure .............................. $ 5,214,137 $ 5,220,502 $ — $ 10,434,639
Household Durables ..................................... 9,049,987 18,903,221 — 27,953,208
Household Products ..................................... 230,137 917,124 — 1,147,261
Independent Power and Renewable Electricity Producers ............ 2,187,247 6,861,354 — 9,048,601
Industrial Conglomerates .................................. — 16,013,072 — 16,013,072
Industrial REITs ........................................ 25,382,034 30,019,742 — 55,401,776
Insurance ............................................ 41,192,637 69,074,958 — 110,267,595
Interactive Media & Services ............................... — 2,525,801 — 2,525,801
IT Services ........................................... 33,200,747 26,743,252 — 59,943,999
Leisure Products ....................................... 4,466,218 — — 4,466,218
Life Sciences Tools & Services .............................. 3,452,797 3,381,841 — 6,834,638
Machinery ............................................ 21,383,189 21,474,347 — 42,857,536
Marine Transportation .................................... — 918,187 — 918,187
Media ............................................... 13,111,663 2,071,193 543,320 15,726,176
Metals & Mining ........................................ 5,268,880 10,024,506 68 15,293,454
Multi-Utilities .......................................... 31,458,084 16,514,074 — 47,972,158
Office REITs .......................................... 19,370,865 — — 19,370,865
Oil, Gas & Consumable Fuels ............................... 94,548,248 71,611,300 47 166,159,595
Paper & Forest Products .................................. — 3,074,841 — 3,074,841
Personal Care Products .................................. 3,461,618 12,422,516 — 15,884,134
Pharmaceuticals ....................................... 7,495,139 117,637,689 — 125,132,828
Professional Services .................................... 49,762,637 25,564,440 — 75,327,077
Real Estate Management & Development ....................... 4,518,904 25,795,784 — 30,314,688
Residential REITs ....................................... 28,287,524 — — 28,287,524
Retail REITs .......................................... — 18,535,296 — 18,535,296
Semiconductors & Semiconductor Equipment .................... 6,631,247 93,373,312 — 100,004,559
Software ............................................. 56,807,761 4,866,548 — 61,674,309
Specialized REITs ...................................... 100,280,683 — — 100,280,683
Specialty Retail ........................................ 575,614 16,821,147 — 17,396,761
Technology Hardware, Storage & Peripherals .................... 28,511,870 25,911,552 — 54,423,422
Textiles, Apparel & Luxury Goods ............................ 7,478,218 17,359,085 — 24,837,303
Tobacco ............................................. 18,490,818 10,829,371 — 29,320,189
Trading Companies & Distributors ............................ — 8,690,427 — 8,690,427
Transportation Infrastructure ............................... 16,616,093 66,811,202 — 83,427,295
Water Utilities ......................................... — 3,034,566 — 3,034,566
Wireless Telecommunication Services ......................... 8,199,467 23,328,782 3 31,528,252
Corporate Bonds
Aerospace & Defense .................................... — 73,344,947 — 73,344,947
Air Freight & Logistics .................................... — 2,137,178 — 2,137,178
Automobile Components .................................. — 48,245,002 — 48,245,002
Automobiles .......................................... — 16,728,669 — 16,728,669
Banks ............................................... — 484,712,139 — 484,712,139
Beverages ........................................... — 2,673,429 — 2,673,429
Biotechnology ......................................... — 22,878,166 — 22,878,166
Broadline Retail ........................................ — 9,626,749 — 9,626,749
Building Products ....................................... — 16,595,302 — 16,595,302
Capital Markets ........................................ — 157,557,237 — 157,557,237
Chemicals ............................................ — 65,003,032 — 65,003,032
Commercial Services & Supplies ............................. — 86,095,058 — 86,095,058
Communications Equipment ................................ — 9,848,176 — 9,848,176
Construction & Engineering ................................ — 20,867,046 — 20,867,046
Construction Materials .................................... — 8,235,480 — 8,235,480
Consumer Finance ...................................... — 49,136,505 — 49,136,505
Consumer Staples Distribution & Retail ........................ — 26,748,905 — 26,748,905
Containers & Packaging .................................. — 68,822,933 — 68,822,933
Distributors ........................................... — 3,977,111 — 3,977,111
Diversified Consumer Services .............................. — 15,034,501 — 15,034,501
Diversified REITs ....................................... — 23,624,150 — 23,624,150
Diversified Telecommunication Services ........................ — 146,620,632 — 146,620,632
Electric Utilities ........................................ — 98,257,471 — 98,257,471
Electrical Equipment ..................................... — 10,018,101 — 10,018,101
Electronic Equipment, Instruments & Components ................. — 4,076,849 — 4,076,849
Energy Equipment & Services .............................. — 86,720,665 — 86,720,665
Entertainment ......................................... — 10,819,504 — 10,819,504
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ — $ 89,763,377 $ 7,040,013 $ 96,803,390
Food Products ......................................... — 26,651,454 — 26,651,454
Gas Utilities ........................................... — 10,072,917 — 10,072,917
Ground Transportation ................................... — 25,446,655 — 25,446,655
Health Care Equipment & Supplies ........................... — 26,684,442 — 26,684,442
Health Care Providers & Services ............................ — 58,385,312 — 58,385,312
Health Care REITs ...................................... — 2,224,820 — 2,224,820
Health Care Technology .................................. — 15,998,791 — 15,998,791
Hotel & Resort REITs .................................... — 12,415,648 — 12,415,648
Hotels, Restaurants & Leisure .............................. — 157,758,105 — 157,758,105
Household Durables ..................................... — 14,132,803 — 14,132,803
Household Products ..................................... — 4,060,156 — 4,060,156
Independent Power and Renewable Electricity Producers ............ — 12,200,371 — 12,200,371
Industrial Conglomerates .................................. — 18,374,723 — 18,374,723
Insurance ............................................ — 98,278,204 — 98,278,204
Interactive Media & Services ............................... — 1,114,347 — 1,114,347
IT Services ........................................... — 43,072,457 — 43,072,457
Leisure Products ....................................... — 2,370,059 — 2,370,059
Life Sciences Tools & Services .............................. — 7,465,046 — 7,465,046
Machinery ............................................ — 43,210,527 — 43,210,527
Marine Transportation .................................... — 2,020,865 — 2,020,865
Media ............................................... — 124,348,988 — 124,348,988
Metals & Mining ........................................ — 54,591,561 — 54,591,561
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,798,641 — 2,798,641
Multi-Utilities .......................................... — 9,261,700 — 9,261,700
Office REITs .......................................... — 2,218,577 — 2,218,577
Oil, Gas & Consumable Fuels ............................... — 203,196,512 — 203,196,512
Paper & Forest Products .................................. — 3,244,316 — 3,244,316
Passenger Airlines ...................................... — 19,002,448 — 19,002,448
Personal Care Products .................................. — 2,943,309 — 2,943,309
Pharmaceuticals ....................................... — 55,226,780 — 55,226,780
Professional Services .................................... — 13,913,219 — 13,913,219
Real Estate Management & Development ....................... — 21,785,263 — 21,785,263
Residential REITs ....................................... — 1,756,650 — 1,756,650
Retail REITs .......................................... — 7,812,904 — 7,812,904
Semiconductors & Semiconductor Equipment .................... — 28,448,636 — 28,448,636
Software ............................................. — 98,017,480 — 98,017,480
Specialized REITs ...................................... — 13,471,048 — 13,471,048
Specialty Retail ........................................ — 27,957,632 — 27,957,632
Technology Hardware, Storage & Peripherals .................... — 6,528,127 — 6,528,127
Textiles, Apparel & Luxury Goods ............................ — 5,775,266 — 5,775,266
Tobacco ............................................. — 7,062,598 — 7,062,598
Trading Companies & Distributors ............................ — 47,642,899 — 47,642,899
Transportation Infrastructure ............................... — 3,814,203 — 3,814,203
Wireless Telecommunication Services ......................... — 52,393,347 — 52,393,347
Equity-Linked Notes ...................................... — 1,438,018,227 — 1,438,018,227
Fixed Rate Loan Interests .................................. — — 13,037,932 13,037,932
Floating Rate Loan Interests
Aerospace & Defense .................................... — 17,087,393 — 17,087,393
Automobile Components .................................. — 4,159,216 — 4,159,216
Automobiles .......................................... — 1,719,392 — 1,719,392
Beverages ........................................... — 6,128,633 — 6,128,633
Broadline Retail ........................................ — 5,929,298 1,171,653 7,100,951
Building Products ....................................... — 6,206,883 — 6,206,883
Capital Markets ........................................ — 14,250,141 — 14,250,141
Chemicals ............................................ — 20,228,425 3,894,259 24,122,684
Commercial Services & Supplies ............................. — 22,516,460 674,649 23,191,109
Communications Equipment ................................ — 3,506,171 — 3,506,171
Construction & Engineering ................................ — 6,484,598 14,044,381 20,528,979
Construction Materials .................................... — 5,147,628 — 5,147,628
Consumer Staples Distribution & Retail ........................ — 2,250,877 12,750,602 15,001,479
Containers & Packaging .................................. — 7,238,109 — 7,238,109
Distributors ........................................... — 3,302,226 — 3,302,226
Diversified Consumer Services .............................. — 13,831,729 — 13,831,729
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified REITs ....................................... $ — $ 909,394 $ — $ 909,394
Diversified Telecommunication Services ........................ — 22,438,611 451,397 22,890,008
Electrical Equipment ..................................... — 1,488,774 — 1,488,774
Electronic Equipment, Instruments & Components ................. — 1,038,306 — 1,038,306
Energy Equipment & Services .............................. — 162,133 27,518 189,651
Entertainment ......................................... — 23,678,743 — 23,678,743
Financial Services ...................................... — 22,356,671 105,694,598 128,051,269
Food Products ......................................... — 19,389,257 — 19,389,257
Ground Transportation ................................... — 3,391,618 — 3,391,618
Health Care Equipment & Supplies ........................... — 12,125,873 — 12,125,873
Health Care Providers & Services ............................ — 11,067,096 — 11,067,096
Health Care Technology .................................. — 14,991,336 — 14,991,336
Hotels, Restaurants & Leisure .............................. — 39,464,278 7,356,327 46,820,605
Household Durables ..................................... — 9,922,798 — 9,922,798
Household Products ..................................... — 562,215 — 562,215
Independent Power and Renewable Electricity Producers ............ — 2,435,150 — 2,435,150
Industrial Conglomerates .................................. — 1,631,714 — 1,631,714
Insurance ............................................ — 24,351,385 — 24,351,385
Interactive Media & Services ............................... — 4,838,056 — 4,838,056
IT Services ........................................... — 14,848,825 — 14,848,825
Leisure Products ....................................... — 1,005,025 648,003 1,653,028
Life Sciences Tools & Services .............................. — 10,440,387 — 10,440,387
Machinery ............................................ — 27,623,321 — 27,623,321
Media ............................................... — 11,207,356 2,252,102 13,459,458
Oil, Gas & Consumable Fuels ............................... — 14,660,298 — 14,660,298
Passenger Airlines ...................................... — 14,671,787 — 14,671,787
Personal Care Products .................................. — 6,102,004 — 6,102,004
Pharmaceuticals ....................................... — 13,409,915 — 13,409,915
Professional Services .................................... — 20,237,087 1,362,197 21,599,284
Real Estate Management & Development ....................... — 1,102,056 1,098,929 2,200,985
Semiconductors & Semiconductor Equipment .................... — 2,440,800 — 2,440,800
Software ............................................. — 51,592,903 — 51,592,903
Specialty Retail ........................................ — 7,533,597 609,992 8,143,589
Textiles, Apparel & Luxury Goods ............................ — 644,790 428,280 1,073,070
Trading Companies & Distributors ............................ — 7,516,130 2,098,610 9,614,740
Transportation Infrastructure ............................... — 2,831,356 1,252,151 4,083,507
Wireless Telecommunication Services ......................... — 3,054,369 — 3,054,369
Foreign Agency Obligations ................................. — 72,926,312 — 72,926,312
Foreign Government Obligations .............................. — 126,729,354 — 126,729,354
Investment Companies .................................... 540,991,174 — — 540,991,174
Non-Agency Mortgage-Backed Securities ........................ — 617,149,687 7,930,521 625,080,208
Preferred Securities ....................................... — 218,319,063 — 218,319,063
Rights ................................................ — 49 — 49
U.S. Government Sponsored Agency Securities .................... — 3,965,230 — 3,965,230
Warrants .............................................. 28,857 — — 28,857
Short-Term Securities
Money Market Funds ...................................... 117,395,905 — — 117,395,905
U.S. Treasury Obligations ................................... — 2,051,818 — 2,051,818
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (102,396) (102,396)
$ 2,168,107,241 $ 8,955,315,972 $ 186,547,636 $ 11,309,970,849
Investments valued at NAV
(b)
...................................... 33,219,952
$ 11,343,190,801
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 328,894 $ — $ 328,894
Equity contracts ........................................... 8,714,359 159,659 — 8,874,018
Foreign currency exchange contracts ............................ — 1,385,552 — 1,385,552
Interest rate contracts ....................................... 98,439,588 145,657 — 98,585,245
Liabilities
Credit contracts ........................................... — (180,820) — (180,820)
Equity contracts ........................................... — (30,619) — (30,619)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ (8,793,656) $ (13,171,159) $ — $ (21,964,815)
Interest rate contracts ....................................... (1,306,138) — — (1,306,138)
$ 97,054,153 $ (11,362,836) $ — $ 85,691,317
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating Rate
Loan Interest Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .......................... $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 .................................... — — — — 8,407,849 — — 8,407,849
Transfers out of Level 3 ................................... (2,509,652) — — — (8,131,697) — — (10,641,349)
Other
(a)
............................................. — — — 12,226,360 (12,226,360) — — —
Accrued discounts/premiums ................................ — — 25,298 6,212 55,009 (46,348) — 40,171
Net realized gain (loss) ................................... — (13,811,117) (8,557,252) — 6,700 — — (22,361,669)
Net change in unrealized appreciation (depreciation)
(b)(c)
.............. 200 17,379,895 9,725,988 469,071 (9,908,902) 85,576 165,728 17,917,556
Purchases ............................................ 2,000,000 462,858 7,143,908 336,289 9,573,401 8,668,001 — 28,184,457
Sales ............................................... — (5,892,007) (1,297,930) — (16,092,258) (8,668,000) — (31,950,195)
Closing balance, as of December 31, 2023 .......................
$ 2,000,200 $ 825,718 $ 7,040,013 $ 13,037,932 $ 155,815,648 $ 7,930,521
$ (102,396)
$ 186,547,636
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023
(c)
.................................
$ 200 $ 8,629,355 $ (131,410) $ 469,071 $ (10,215,874) $ (782,939)
$ 165,728
$ (1,865,869)
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
December 31, 2023
2023
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 10,651,686,166
Investments, at value — affiliated
(c)
.......................................................................................... 691,607,031
Cash ............................................................................................................. 7,731,982
Cash pledged:
Collateral — OTC derivatives ............................................................................................ 163,000
Futures contracts .................................................................................................... 90,620,000
Centrally cleared swaps ................................................................................................ 143,000
Foreign currency, at value
(d)
............................................................................................... 8,692,439
Receivables: –
Investment s sold .................................................................................................... 11,658,450
Securities lending income — affiliated ...................................................................................... 16,145
Capital shares sold ................................................................................................... 11,971,488
Dividends — unaffiliated ............................................................................................... 7,701,227
Dividends — affiliated ................................................................................................. 898,643
Interest — unaffiliated ................................................................................................. 91,080,592
From the Manager ................................................................................................... 122,643
Due from broker ..................................................................................................... 310,000
Variation margin on futures contracts ....................................................................................... 1,845,725
Variation margin on centrally cleared swaps .................................................................................. 316
Swap premiums paid ................................................................................................... 312,964
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,385,552
OTC swaps ........................................................................................................ 468,842
Prepaid e xpenses ..................................................................................................... 83,354
Total a ssets .........................................................................................................
11,578,499,559
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................................ 10,000
Collateral on securities loaned ............................................................................................. 33,514,891
Payables: –
Investments purchased ................................................................................................ 17,150,574
Swaps   .......................................................................................................... 337,347
Accounting services fees ............................................................................................... 325,828
Administration fees ................................................................................................... 329,046
Capital shares redeemed ............................................................................................... 41,913,072
Custodian fees ...................................................................................................... 429,187
Deferred foreign capital gain tax .......................................................................................... 2,308,419
Income dividend distributions ............................................................................................ 7,597,159
Investment advisory fees ............................................................................................... 4,246,884
Trustees' and Officer's fees ............................................................................................. 70,926
Other affiliate fees ................................................................................................... 16,173
Professional fees .................................................................................................... 336,717
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,285,713
Transfer agent fees .................................................................................................. 2,625,844
Other accrued expenses ............................................................................................... 99,515
Variation margin on futures contracts ....................................................................................... 1,751,724
Swap premiums received ................................................................................................ 667,749
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 13,171,159
OTC swaps ........................................................................................................ 148,723
Unfunded floating rate loan interests ....................................................................................... 102,396
Total li abilities ........................................................................................................
129,196,478
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 11,449,303,081

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2023

Financial Statements
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 13,489,989,224
Accumulated loss ..................................................................................................... (2,040,686,143)
NET ASSETS ........................................................................................................
$ 11,449,303,081
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 10,479,032,316
(b)
  Securities loaned, at value ...................................................................................... $ 32,370,181
(c)
  Investments, at cost — affiliated ................................................................................... $ 666,137,506
(d)
  Foreign currency, at cost ....................................................................................... $ 9,061,229
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2023
2023
BlackRock Annual Report To Shareholders

See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 6,304,619,677
Shares outstanding ..................................................................................................
631,238,870
Net asset value .....................................................................................................
$ 9.99
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 3,916,571,593
Shares outstanding ..................................................................................................
392,599,683
Net asset value .....................................................................................................
$ 9.98
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 559,239,979
Shares outstanding ..................................................................................................
56,126,650
Net asset value .....................................................................................................
$ 9.96
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 668,871,832
Shares outstanding ..................................................................................................
67,005,507
Net asset value .....................................................................................................
$ 9.98
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-12/23-AR

Item 2 – Code of Ethics – The
registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$24,139	$23,000	$0	$0	$0	$0	$0	$0
BlackRock Retirement Income 2040 Fund	$24,139	$23,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”)and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to each Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)  The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$0	$0
BlackRock Retirement Income 2040 Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments are included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –   Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:
/s/ John M. Perlowski
_
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date:
February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ John M. Perlowski
_
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date:
February 22, 2024

By:
/s/ Trent Walker
_
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:
February 22, 2024